UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23282

PFM Multi-manager series trust

(Exact name of registrant as specified in charter)

213 Market Street, Harrisburg, Pennsylvania 17101-2141

(Address of principal executive offices) (zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copy to:

Jonathan Kopcsik, Esq.

Stradley Ronon Stevens & Young LLP

2005 Market Street, Suite 2600

Philadelphia, Pennsylvania, 19103-7018

Registrant's telephone number, including area code: (883) 736-6678

Date of fiscal year end: September 30

Date of reporting period: September 30, 2023

Item 1. Reports to Stockholders.

(a)	The Reports to Shareholders are attached hereto.

PFM MULTI-MANAGER SERIES TRUST
ANNUAL REPORT
SEPTEMBER 30, 2023

For further information on the PFM Multi-Manager Series Trust (Trust) portfolios, call 1-833-736-6678 or visit us online at https://mmst.pfmam.com

This annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectus can be obtained from PFM Fund Distributors, Inc., the Trust’s Distributor. The prospectus provides more complete information including charges and expenses. Please read the prospectus carefully before investing.
The Trust will file its complete schedules of investments with the SEC for the last month of the Trust’s first or third fiscal quarters on Form N-PORT. The Trust’s Form N-PORT filings are available (i) without charge, upon request, by calling the Trust at 1-833-736-6678, (ii) on the Trust’s website at https://mmst.pfmam.com or (iii) on the SEC’s website at https://www.sec.gov.
The Trust has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Trust has adopted to determine how to vote proxies relating to portfolio securities are contained in the Trust’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Trust at 1-833-736-6678, (ii) on the Trust’s website at https://mmst.pfmam.com or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-833-736-6678 (toll free), or (2) on the website of the SEC at https://www.sec.gov.

Message from the Adviser (unaudited)

We are pleased to present the Annual Report for the PFM Multi-Manager Series Trust (Trust) and the Trust’s PFM Multi-Manager Domestic Equity Fund (Domestic Equity Fund), PFM Multi-Manager International Equity Fund (International Equity Fund) and PFM Multi-Manager Fixed-Income Fund (Fixed Income Fund) (each a Fund and, collectively, the Funds), for the year ended September 30, 2023.
Tighter monetary policy by the U.S. Federal Reserve (Fed) was a key driver of market action over the fiscal year ended September 30, 2023. After pushing rates to near zero during the COVID-19 pandemic, beginning in March 2022, the Fed embarked on a historically aggressive set of rate hikes to fight surging inflationary pressures. By September 2023, the Fed had raised the overnight fed funds rate from a target range of 0%-0.25% to 5.25%-5.50%. Fed balance sheet reduction also contributed to tighter financial conditions.
Sharply higher rates led to very poor returns in the prior fiscal year, but both domestic and international equity markets recovered nicely in the current fiscal year as growth held up better than expected. The fixed income market remained challenged, however, by higher rates. The corporate sector outperformed Treasuries as credit spreads generally narrowed, but the mortgage-backed securities sector lagged.
During the fiscal year, inflationary pressures began to ease. In the U.S., inflation, as measured by CPI, fell year-over-year from 8.2% in September 2022 to 3.7% by September 2023. Helping to drive inflation down was a combination of factors, including the easing of supply chain pressures, aggressive tightening by the Federal Reserve and other central banks, falling natural gas prices, and easing of used car prices. Inflation also moderated globally, including in the Eurozone and emerging market economies, although progress lagged that in the U.S.
Economic growth in the U.S. remained surprisingly strong and resilient, averaging 3% over the past four quarters. The unemployment rate in the U.S. ranged between 3.4% and 3.8%, while the economy added nearly 3.1 million new jobs. With mortgage rate surging above 7.5%, the U.S. housing market remained challenged, with existing home sales falling to the lowest level since 2010. On the bright side, the lack of available inventory supported an increase in new home sales and a modest amount of home price appreciation. As interest rates rose, many economists expected the U.S. to enter a recession, but strength in the labor market and healthy consumer spending has continued to support U.S. economic growth.
Equity markets recovered strongly in the U.S. after the bear market of 2022, with majority of the gains led by the so-called “magnificent 7” stocks. The market rally has been unusually narrow, as evidenced by the gap between the S&P 500 market-cap weighted and the equal-weight version of the index. While the narrow breadth has been a cause for concern, S&P 500 corporate profits improved after the profit recession of 2022. Although we expect small caps, which are typically more cyclical, to show improving profits later in calendar year 2023 and continuing in 2024, small cap performance lagged large caps by a wide margin over the past year despite cheaper valuations.
Outside of the U.S., geopolitical risks worsened, with the ongoing war between Russia and Ukraine and armed conflict in the Middle East erupting in early October 2023 following the Hamas attack on Israel and Israel’s military response. While these conflicts have remained contained so far, and caused limited lasting impact on the financial markets, if they were to broaden into larger regional conflicts, they could have ramifications for oil prices, inflation and global recession risk.
The European Central Bank (ECB) embarked on a rate tightening policy that has led to cooling inflation but slowing economic growth. According to recent IMF projections, the EuroZone is expected to avoid a recession, but exhibit very modest growth in 2023 and 2024. European equities have recovered some of their 2022 losses, helped by moderating inflation and more modest valuations. In local currency, Japanese equities were the bright spot, but a weakening yen has led to modest returns in U.S. dollar terms. The economic growth rebound in China proved to be short lived, negatively impacted by elevated debt levels and falling property prices.
While the U.S. economy has weathered the storm of higher interest rates so far, the failure of several large regional banks in early 2023 is a reminder that unexpected risks may be hiding where we least expect them. In addition to financial risk from higher rates and geopolitical events, elevated fiscal deficits in the U.S. and lack of bipartisan cooperation may contribute to increased volatility in 2024. While we recognize these risks and are closely monitoring them, we expect capital markets to provide additional gains in 2024 as central banks conclude their interest rate hikes and global economic growth stabilizes. An eventual moderation of interest rates would be a supporting catalyst.
Respectfully,
PFM Asset Management LLC
November 9, 2023
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   1

Management Discussion of Fund Performance (unaudited)

PFM Multi-Manager Domestic Equity Fund Review
The PFM Multi-Manager Domestic Equity Fund (Domestic Equity Fund or, the Fund) uses a multi-manager approach, allocating assets to one or more sub-advisers who act independently and in keeping with their distinct investment styles. The Fund may also allocate assets to third-party mutual funds and ETFs. Assets are primarily invested in U.S. equities. The Fund utilized the following sub-advisers as of September 30, 2023: Aristotle Atlantic Partners LLC, Champlain Investment Partners LLC, Jacobs Levy Equity Management, Inc., and Vaughan Nelson Investment Management, L.P. The Fund also held a position in the Vanguard Total Stock Market ETF.
The Domestic Equity Fund returned 17.30% for the year ended September 30, 2023, underperforming the Russell 3000 Index benchmark of 20.43% for the same period. The Domestic Equity Fund commenced operations on December 29, 2017 with initial seed investment invested into a money market fund until implementation of the investment strategy began in mid-May 2018. Since inception, the Fund has returned 8.67% vs a benchmark return of 9.68%.
For the year ended September 30, 2023, the underperformance was due to a combination of small and mid-capitalization overweight allocations in the portfolio, as well as the allocation to sub-adviser Nuance Investments, LLC (Nuance) which was removed from the Fund in September 2023. Small and mid-capitalization stocks have significantly underperformed large and mega-capitalization stocks this year, and having dedicated managers in this space has been a detractor. Nuance underperformed the Russell 3000 this year after significant outperformance in 2022 due to lack of exposure in the Magnificent 7 stocks that have led market returns in 2023.
PFM Multi-Manager Domestic Equity Fund Investment Sub-Advisers
	Fund Assets Managed As of 9/30/23
Investment Sub-Adviser	(%)	($ Million)	Investment Strategy
Aristotle Atlantic Partners, LLC	7.5	72.7	Active U.S. All-Cap
Champlain Investment Partners, LLC	1.0	9.9	Active U.S. Mid-Cap
Jacobs Levy Equity Management, Inc.	5.1	49.4	Active U.S. Small-Cap
Vaughan Nelson Investment Management, L.P.	10.9	105.9	Active U.S. All-Cap

Note: Fund assets % column does not add up to 100% due to assets invested in ETFs and/or mutual funds, Fund level cash and rounding differences.
PFM Multi-Manager Domestic Equity Fund Profile
Sector Diversification	%
Communication Services	7.4
Consumer Discretionary	10.6
Consumer Staples	5.7
Energy	4.8
Financials	13.1
Health Care	13.4
Industrials	10.4
Information Technology	25.2
Materials	3.3
Real Estate	2.8
Utilities	2.3
Cash Equivalents and Other	1.0

Note: Percentages above are inclusive of any underlying exposures within ETFs and/or mutual funds and may differ from percentages reflected in the Schedule of Investments. Due to rounding, the Diversification % column may not add up to 100%.

PFM Multi-Manager Domestic Equity Fund Performance Summary
Implementation of the investment strategy began on May 16, 2018. All assets were held in cash equivalents in the interim between inception (December 29, 2017) and implementation. Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain the performance of the Fund as of the most recent
2   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

completed calendar month, please visit www.mmst.pfmam.com. The returns assume reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares.
Cumulative Performance: December 29, 2017(1) through September 30, 2023
Initial Investment of $10,000
Performance as of 9/30/2023	One Year	Five Year	Since Inception(1)
PFM Multi-Manager Domestic Equity Fund	17.30%	8.44%	8.67%
Russell 3000 Index(2)	20.43%	9.12%	9.68%

(1)
Commencement of operations occurred on December 29, 2017

(2)
The Russell 3000 Index is a float-adjusted, market-capitalization weighted equity index that encompasses the top 3,000 stocks (ranked by total market capitalization) traded in the U.S. market and represents large, mid and small-cap stocks capturing approximately 99% of the investable universe. The index is based on the FTSE Russell Index Policies and FTSE Russell is the index provider. The index is reconstituted annually on the last Friday in June (based on ranking in May) unless the last Friday is on the 29th or 30th when reconstitution will occur on the previous Friday. The index is also reviewed on the third Friday of March, September and December for quarterly share changes, free float updates and IPO additions. As of September 30, 2023, the index consisted of 2,994 constituents.

PFM Multi-Manager International Equity Fund Review
The PFM Multi-Manager International Equity Fund (International Equity Fund or, the Fund) uses a multi-manager approach, allocating assets to one or more sub-advisers who act independently and in keeping with their distinct investment styles. The Fund may also allocate assets to third-party mutual funds and ETFs. Assets are primarily invested in non-U.S. equities. The Fund utilized the following sub-advisers as of September 30, 2023: Acadian Asset Management LLC, Aristotle Capital Management, LLC, Kayne Anderson Rudnick LLC, Ninety One North America, Inc., Schroder Investment Management North America, Inc. and WCM Investment Management, LLC. The Fund also held a position in the iShares Core MSCI Total International ETF and the iShares MSCI Emerging Markets ex China ETF.
The International Equity Fund returned 18.09% for the year ended September 30, 2023, underperforming the MSCI All Country World ex-U.S. Index benchmark return of 20.39% for the same period. The International Equity Fund commenced operations on December 29, 2017, with initial seed investment invested into a money market fund until implementation of the investment strategy in mid-May 2018. Since inception, the Fund has returned 0.89% vs 1.75% for the benchmark.
For the year ended September 30, 2023, with the exception of WCM Focused Growth International, all active managers within total international markets and international small/mid cap space contributed to relative performance as a result of strong stock selection. Within international developed markets, Acadian Non-U.S. Equity and Aristotle International Equity detracted from performance.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   3

PFM Multi-Manager International Equity Fund Investment Sub-Advisers
	Fund Assets Managed As of 9/30/23
Investment Sub-Adviser	(%)	($ Million)	Investment Strategy
Acadian Asset Management LLC	6.6	48.2	Active International Developed Markets
Aristotle Capital Management, LLC	12.4	91.2	Active International Developed Markets
Kayne Anderson Rudnick Investment Management, LLC	4.9	36.3	Active International Small-Cap
Ninety One North America, Inc.	16.0	115.6	Active Total International Markets
Schroder Investment Management N.A.	5.2	36.6	Active Emerging Markets
WCM Investment Management LLC	10.0	72.8	Active Total International Markets

Note: Fund assets % column does not add up to 100% due to assets invested in ETFs and/or mutual funds, Fund level cash and rounding differences.
PFM Multi-Manager International Equity Fund Profile
Region Diversification	%
Europe & Middle East ex U.K.	33.6
U.K.	11.3
Pacific ex Japan	7.5
North America	6.6
Japan	12.2
EM Europe, Middle East & Africa	3.2
EM Asia	18.7
EM Latin America	3.3
Cash Equivalents and Other	3.7
Sector Diversification	%
Communication Services	4.8
Consumer Discretionary	13.0
Consumer Staples	7.0
Energy	5.2
Financials	17.7
Health Care	9.5
Industrials	15.5
Information Technology	14.5
Materials	6.6
Real Estate	1.7
Utilities	1.6
Cash Equivalents and Other	3.1

Note: Percentages above are inclusive of any underlying exposures within ETFs and/or mutual funds and may differ from percentages reflected in the Schedule of Investments. Due to rounding, the Diversification % column may not add up to 100%.
PFM Multi-Manager International Equity Fund Performance Summary
Implementation of the investment strategy began on May 16, 2018. All assets were held in cash equivalents in the interim between inception (December 29, 2017) and implementation. Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain the performance of the Fund as of the most recent completed calendar month, please visit www.mmst.pfmam.com. The returns assume reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares.
4   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Cumulative Performance: December 29, 2017(1) through September 30, 2023
Initial Investment of $10,000
Performance as of 9/30/2023	One Year	Five Year	Since Inception(1)
PFM Multi-Manager International Equity Fund	18.09%	1.66%	0.89%
MSCI All Country World ex-U.S. Index(2)	20.39%	2.58%	1.75%

(1)
Commencement of operations occurred on December 29, 2017

(2)
The MSCI ACWI ex USA Index captures large and mid-cap representation across 22 of 23 developed market countries (excluding the United States) and 27 emerging markets countries. The index covers approximately the top 85% by market capitalization of the global equity opportunity set outside the United States. The index is based on the MSCI Global Investable Market Indexes Methodology and MSCI Inc. is the index provider. The index is reviewed quarterly (February, May, August and November). During the May and November semi-annual index reviews, the index is rebalanced and the large and mid-capitalization cutoff points are recalculated. As of September 30, 2023, the index consisted of 2,320 constituents.

PFM Multi-Manager Fixed Income Fund Review
The PFM Multi-Manager Fixed Income Fund (Fixed Income Fund or, the “Fund”) uses a multi-manager approach, allocating assets to one or more sub-advisers who act independently and in keeping with their distinct investment styles. The Fund may also allocate assets to third-party mutual funds and ETFs. Assets are primarily invested in fixed-income securities and in derivatives and other instruments that have similar economic characteristics. The Fund allocated assets to the following separate account sub-advisers as of September 30, 2023: Brown Brothers Harriman & Co. (BBH), PineBridge Investments LLC (PineBridge), PGIM, Inc. (PGIM), and Teachers Advisors, LLC (TAL). The Fund also held positions in the Brandywine Global High Yield Fund (Brandywine), iShares Core US Aggregate ETF, and Mainstay Mackay High Yield Corporate Fund (MacKay Shields).
The Fixed Income Fund returned 1.71% net-of-fees for the year ended September 30, 2023, outperforming the Bloomberg U.S. Aggregate Index benchmark return of 0.64% for the same period. The Fund commenced operations on December 29, 2017 with initial seed capital invested into a money market fund until implementation of the investment strategy began in mid-May 2018. Since inception the Fund has an annualized return of 0.57% versus -0.17% for the benchmark.
For the year ended September 30, 2023, the outperformance was a result of an underweight to duration coming from allocations to structured credit, high yield and a senior loan ETF which has since been removed. An allocation to investment grade credit in the PineBridge sleeve outperformed the government-related sectors of the index. Active manager selection was also additive in the PGIM core sleeve, structured credit as well as within mutual fund exposure to high yield. Detracting from performance was selection in the TAL core sleeve and the investment grade credit in the PineBridge sleeve versus respective benchmarks. Additionally, the allocation to investment grade credit detracted as well as the dedicated emerging debt exposure that was removed during the period.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   5

PFM Multi-Manager Fixed Income Fund Investment Sub-Advisers
	Fund Assets Managed As of 9/30/23
Investment Sub-Adviser	(%)	($ Million)	Investment Strategy
Brown Brothers Harriman & Co.	8.6	93.5	Active Securitized Assets
PineBridge Investment LLC	5.4	58.8	Active Investment Grade Credit
PGIM, Inc.	32.5	354.3	Active Investment Grade Core
Teachers Advisors, LLC	32.7	357.5	Active Investment Grade Core

Note: Fund assets % column does not add up to 100% due to assets invested in ETFs and/or mutual funds, Fund level cash and rounding differences.
PFM Multi-Manager Fixed Income Fund Profile
Sector Diversification	%
U.S. Government & Related	20.0
Municipal / Local Authority	1.9
Asset Backed Securities	10.5
Collateralized Loan Obligations	3.9
Mortgage-Related	28.9
Investment Grade Corporates	24.0
High Yield Corporates	7.8
Emerging Markets Debt	1.3
Cash Equivalents and Other	1.6
Credit Quality Diversification	%
AAA	16.3
AA	40.4
A	14.9
BBB	14.5
BB	4.6
B	3.3
Below B	0.4
Cash & Not Rated	5.4

Note: Percentages above are inclusive of any underlying exposures within ETFs and/or mutual funds and may differ from percentages reflected in the Schedule of Investments. Due to rounding, the Diversification % column may not add up to 100%.
PFM Multi-Manager Fixed Income Fund Performance Summary
Implementation of the investment strategy began on May 16, 2018. All assets were held in cash equivalents in the interim between inception (December 29, 2017) and implementation. Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain the performance of the Fund as of the most recent completed calendar month, please visit www.mmst.pfmam.com. The returns assume reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares.
6   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Cumulative Performance: December 29, 2017(1) through September 30, 2023
Initial Investment of $10,000
Performance as of 9/30/2023	One Year	Five Year	Since Inception(1)
PFM Multi-Manager Fixed Income Fund	1.71%	0.40%	0.57%
Bloomberg U.S. Aggregate Index(2)	0.64%	0.10%	-0.17%

(1)
Commencement of operations occurred on December 29, 2017

(2)
The Bloomberg U.S. Aggregate Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related, corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). To be included issues must have at least one year until final maturity and a minimum par amount outstanding that varies based on sector. For each index, Bloomberg maintains two universes of securities: the Returns (Backward) and the Projected (Forward) Universes. The composition of the Returns Universe is rebalanced at each month-end and represents the fixed set of bonds on which index returns are calculated for the next month. The Projected Universe is a forward-looking projection that changes daily to reflect issues dropping out of and entering the index but is not used for return calculations. On the last business day of the month (the rebalancing date), the composition of the latest Projected Universe becomes the Returns Universe for the following month. As of September 30, 2023, the index consisted of 13,370 constituents.

PFM Multi-Manager Series Trust Annual Report | September 30, 2023   7

Schedule of Investments
September 30, 2023
PFM MULTI-MANAGER DOMESTIC EQUITY FUND

Investments	Shares	Value
COMMON STOCKS – 24.0%
COMMUNICATION SERVICES – 1.3%
Alphabet, Inc., Class A(a)	63,782	$8,346,513
Bandwidth, Inc., Class A(a)	1,361	15,338
Cogent Communications Holdings, Inc.	12,260	758,894
Madison Square Garden Sports Corp., Class A	2,077	366,175
Meta Platforms, Inc., Class A(a)	4,064	1,220,053
Netflix, Inc.(a)	1,715	647,584
Scholastic Corp.	10,863	414,315
Yelp, Inc.(a)	16,254	676,004
Total Communication Services		12,444,876
CONSUMER DISCRETIONARY – 2.5%
Advance Auto Parts, Inc.	8,458	473,056
Amazon.com, Inc.(a)	62,456	7,939,407
American Axle & Manufacturing Holdings, Inc.(a)	62,813	456,022
Bath & Body Works, Inc.	4,710	159,198
Carriage Services, Inc.	4,846	136,899
Cavco Industries, Inc.(a)	1,939	515,115
Chegg, Inc.(a)	28,290	252,347
Dana, Inc.	30,794	451,748
Domino’s Pizza, Inc.	155	58,712
Expedia Group, Inc.(a)	6,765	697,269
G-III Apparel Group Ltd.(a)	13,477	335,847
General Motors Co.	24,904	821,085
GoPro, Inc., Class A(a)	21,235	66,678
Green Brick Partners, Inc.(a)	2,647	109,877
Home Depot, Inc. (The)	5,207	1,573,347
Lear Corp.	2,058	276,184
Leslie’s, Inc.(a)	10,005	56,628
M/I Homes, Inc.(a)	5,104	428,940
Marriott International, Inc., Class A	6,038	1,186,829
MasterCraft Boat Holdings, Inc.(a)	4,004	88,969
Meritage Homes Corp.	207	25,335
Monarch Casino & Resort, Inc.	3,822	237,346
Movado Group, Inc.	1,453	39,740
O’Reilly Automotive, Inc.(a)	6,049	5,497,694
Planet Fitness, Inc., Class A(a)	2,250	110,655
PlayAGS, Inc.(a)	9,295	60,603
Sonic Automotive, Inc., Class A	8,833	421,864
Sonos, Inc.(a)	36,258	468,091
Standard Motor Products, Inc.	4,446	149,475
Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER DISCRETIONARY – (continued)
Stride, Inc.(a)	7,564	$340,607
Tractor Supply Co.	710	144,165
TRI Pointe Group, Inc.(a)	22,272	609,139
Ulta Beauty, Inc.(a)	320	127,824
Universal Electronics, Inc.(a)	1,884	17,050
Wolverine World Wide, Inc.	16,180	130,411
Total Consumer Discretionary		24,464,156
CONSUMER STAPLES – 1.1%
Brown-Forman Corp., Class B	2,260	130,379
Cal-Maine Foods, Inc.	12,352	598,084
Calavo Growers, Inc.	8,704	219,602
Clorox Co. (The)	1,100	144,166
Costco Wholesale Corp.	2,930	1,655,333
Darling Ingredients, Inc.(a)	27,725	1,447,245
Estee Lauder Cos., Inc. (The), Class A	2,208	319,166
Fresh Del Monte Produce, Inc.	994	25,685
Freshpet, Inc.(a)	2,510	165,359
Hormel Foods Corp.	4,930	187,488
JM Smucker Co. (The)	980	120,452
Lamb Weston Holdings, Inc.	950	87,837
McCormick & Co., Inc., NVDR	50,705	3,835,326
Medifast, Inc.	4,566	341,765
PepsiCo, Inc.	5,195	880,241
SpartanNash Co.	13,112	288,464
USANA Health Sciences, Inc.(a)	2,904	170,203
Vector Group Ltd.	39,921	424,760
Total Consumer Staples		11,041,555
ENERGY – 1.2%
Antero Resources Corp.(a)	29,128	739,269
Bristow Group, Inc.(a)	5,757	162,175
California Resources Corp.	14,304	801,167
CVR Energy, Inc.	11,483	390,766
Dorian LPG Ltd.	8,381	240,786
Halliburton Co.	27,813	1,126,427
Helix Energy Solutions Group, Inc.(a)	11,266	125,841
Hess Corp.	20,800	3,182,400
Kosmos Energy Ltd.(a)	449,630	3,677,973
Par Pacific Holdings, Inc.(a)	14,848	533,637
Patterson-UTI Energy, Inc.	18,364	254,158
REX American Resources Corp.(a)	5,006	203,844
World Fuel Services Corp.	12,486	280,061
Total Energy		11,718,504

See Notes to Financial Statements.
8   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Schedule of Investments
September 30, 2023
PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – 3.1%
Ameriprise Financial, Inc.	4,365	$1,439,053
AMERISAFE, Inc.	1,632	81,714
Aon PLC, Class A	10,890	3,530,756
Arthur J Gallagher & Co.	620	141,317
Banc of California, Inc.	15,564	192,682
Bank of America Corp.	31,799	870,657
BankUnited, Inc.	20,053	455,203
Berkshire Hathaway, Inc., Class B(a)	11,550	4,045,965
Berkshire Hills Bancorp, Inc.	19,638	393,742
Bread Financial Holdings, Inc.	10,641	363,922
Brightsphere Investment Group, Inc.	2,707	52,489
Chubb Ltd.	8,292	1,726,229
Cullen/Frost Bankers, Inc.	1,410	128,606
Customers Bancorp, Inc.(a)	11,761	405,166
Donnelley Financial Solutions, Inc.(a)	6,498	365,707
Employers Holdings, Inc.	9,682	386,796
Enova International, Inc.(a)	3,841	195,392
Everest Group Ltd.	970	360,520
EZCORP, Inc., Class A(a)	56,650	467,362
FactSet Research Systems, Inc.	415	181,463
FS Bancorp, Inc.	249	7,345
Green Dot Corp., Class A(a)	8,443	117,611
Hanmi Financial Corp.	3,664	59,467
Hilltop Holdings, Inc.	12,913	366,213
HomeStreet, Inc.	6,520	50,791
Horace Mann Educators Corp.	9,639	283,194
Intercontinental Exchange, Inc.	57,396	6,314,708
James River Group Holdings Ltd.	7,157	109,860
JPMorgan Chase & Co.	13,670	1,982,423
LendingTree, Inc.(a)	6,756	104,718
Lincoln National Corp.	26,026	642,582
Mercury General Corp.	9,998	280,244
Northern Trust Corp.	1,650	114,642
Northfield Bancorp, Inc.	8,713	82,338
Northrim BanCorp, Inc.	1,313	52,021
OFG Bancorp	2,731	81,548
Pathward Financial, Inc.	2,192	101,029
Payoneer Global, Inc.(a)	41,250	252,450
PennyMac Mortgage Investment Trust REIT	15,631	193,824
Perella Weinberg Partners	10,881	110,769
PRA Group, Inc.(a)	14,258	273,896
Preferred Bank	2,151	133,900
Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
Primis Financial Corp.	644	$5,249
ProAssurance Corp.	21,141	399,353
PROG Holdings, Inc.(a)	7,529	250,038
Ryan Specialty Holdings, Inc.(a)	7,315	354,046
S&T Bancorp, Inc.	1,360	36,829
SiriusPoint Ltd.(a)	11,355	115,480
Stewart Information Services Corp.	3,196	139,985
StoneX Group, Inc.(a)	3,587	347,652
Toast, Inc., Class A(a)	8,010	150,027
Tradeweb Markets, Inc. Class A, Class A	2,120	170,024
Trustmark Corp.	8,127	176,600
United Fire Group, Inc.	4,953	97,822
Universal Insurance Holdings, Inc.	20,967	293,957
Veritex Holdings, Inc.	7,227	129,725
Total Financials		30,167,101
HEALTH CARE – 3.4%
Abbott Laboratories	14,263	1,381,372
Abcam PLC, ADR(a)	3,085	69,814
Adaptive Biotechnologies Corp.(a)	99,791	543,861
Addus HomeCare Corp.(a)	3,922	334,115
Alector, Inc.(a)	5,794	37,545
Align Technology, Inc.(a)	550	167,926
Amphastar Pharmaceuticals, Inc.(a)	13,029	599,204
AngioDynamics, Inc.(a)	15,876	116,054
ANI Pharmaceuticals, Inc.(a)	1,003	58,234
Becton Dickinson and Co.	7,574	1,958,106
Bio-Techne Corp.	19,439	1,323,213
Bristol-Myers Squibb Co.	17,339	1,006,356
Cara Therapeutics, Inc.(a)	37,699	63,334
CareDx, Inc.(a)	5,121	35,847
Catalyst Pharmaceuticals, Inc.(a)	25,511	298,224
Chemed Corp.	5,005	2,601,098
Cigna Corp.	6,117	1,749,890
Codexis, Inc.(a)	10,223	19,321
Computer Programs & Systems, Inc.(a)	1,160	18,490
Cooper Cos., Inc. (The)	390	124,024
Cross Country Healthcare, Inc.(a)	12,050	298,720
CytomX Therapeutics, Inc.(a)	9,891	12,759
Danaher Corp.	13,255	3,288,565

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   9

Schedule of Investments
September 30, 2023
PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
DENTSPLY SIRONA, Inc.	3,720	$127,075
Dexcom, Inc.(a)	30,775	2,871,307
Edwards Lifesciences Corp.(a)	2,660	184,285
Emergent BioSolutions, Inc.(a)	29,352	99,797
Enanta Pharmaceuticals, Inc.(a)	3,075	34,348
Fate Therapeutics, Inc.(a)	7,991	16,941
FibroGen, Inc.(a)	74,907	64,637
Guardant Health, Inc.(a)	27,141	804,459
Harmony Biosciences Holdings, Inc.(a)	6,469	211,989
HealthStream, Inc.	11,675	251,947
IDEXX Laboratories, Inc.(a)	210	91,827
Inogen, Inc.(a)	10,874	56,762
Ironwood Pharmaceuticals, Inc.(a)	30,130	290,152
iTeos Therapeutics, Inc.(a)	6,598	72,248
Johnson & Johnson	15,400	2,398,550
MEDNAX, Inc.”(a)	13,923	176,961
Mettler-Toledo International, Inc.(a)	135	149,589
Nektar Therapeutics(a)	87,082	51,866
Neurocrine Biosciences, Inc.(a)	461	51,863
NGM Biopharmaceuticals, Inc.(a)	10,971	11,739
Nuvation Bio, Inc.(a)	7,088	9,498
Omnicell, Inc.(a)	4,125	185,790
REGENXBIO, Inc.(a)	12,174	200,384
Repligen Corp.(a)	820	130,388
Rigel Pharmaceuticals, Inc.(a)	79,024	85,346
Semler Scientific, Inc.(a)	1,331	33,767
STERIS PLC	1,040	228,197
Surmodics, Inc.(a)	6,125	196,551
Teleflex, Inc.	4,473	878,542
Tenet Healthcare Corp.(a)	414	27,278
Thermo Fisher Scientific, Inc.	2,453	1,241,635
US Physical Therapy, Inc.	2,543	233,269
Vanda Pharmaceuticals, Inc.(a)	28,888	124,796
Veeva Systems, Inc., Class A(a)	1,210	246,175
Veradigm, Inc.(a)	23,295	306,096
Vir Biotechnology, Inc.(a)	5,961	55,855
Waters Corp.(a)	770	211,142
West Pharmaceutical Services, Inc.	260	97,555
Zimvie, Inc.(a)	2,077	19,545
Zoetis, Inc.	26,508	4,611,862
Total Health Care		33,248,085

Investments	Shares	Value
COMMON STOCKS – (continued)
INDUSTRIALS – 3.0%
AGCO Corp.	1,075	$127,151
Alamo Group, Inc.	1,737	300,258
American Woodmark Corp.(a)	590	44,610
AMETEK, Inc.	14,599	2,157,148
Apogee Enterprises, Inc.	13,594	640,006
ArcBest Corp.	6,126	622,708
Astec Industries, Inc.	6,512	306,780
Boise Cascade Co.	6,734	693,871
Chart Industries, Inc.(a)	5,730	969,058
Comfort Systems USA, Inc.	2,595	442,214
CSG Systems International, Inc.	12,858	657,301
DXP Enterprises, Inc.(a)	710	24,807
Dycom Industries, Inc.(a)	5,398	480,422
Energy Recovery, Inc.(a)	6,188	131,248
Enviri Corp.(a)	10,284	74,251
Forrester Research, Inc.(a)	3,548	102,537
Fortive Corp.	5,000	370,800
Forward Air Corp.	3,949	271,454
GMS, Inc.(a)	11,626	743,715
Graco, Inc.	1,690	123,167
Heidrick & Struggles International, Inc.	14,112	353,082
Honeywell International, Inc.	6,033	1,114,536
IDEX Corp.	1,070	222,581
Interface, Inc.	21,655	212,436
Kaman Corp.	5,793	113,832
Kelly Services, Inc., Class A	8,950	162,801
Korn Ferry	9,527	451,961
Lyft, Inc., Class A(a)	23,229	244,834
MYR Group, Inc.(a)	5,316	716,384
NEXTracker, Inc., Class A(a)	4,401	176,744
Nordson Corp.	990	220,938
Norfolk Southern Corp.	7,206	1,419,078
NOW, Inc.(a)	11,336	134,558
Powell Industries, Inc.	4,381	363,185
Proto Labs, Inc.(a)	9,424	248,794
Quanex Building Products Corp.	19,153	539,540
Resideo Technologies, Inc.(a)	16,025	253,195
Resources Connection, Inc.	11,849	176,669
Rockwell Automation, Inc.	460	131,500
RXO, Inc.(a)	28,168	555,755
Saia, Inc.(a)	7,590	3,025,754
Spirit AeroSystems Holdings, Inc., Class A(a)	18,343	296,056

See Notes to Financial Statements.
10   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Schedule of Investments
September 30, 2023
PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INDUSTRIALS – (continued)
Titan International, Inc.(a)	12,423	$166,841
Toro Co. (The)	2,390	198,609
Trane Technologies PLC	5,875	1,192,096
TrueBlue, Inc.(a)	6,935	101,736
Union Pacific Corp.	14,410	2,934,308
Verisk Analytics, Inc.	14,740	3,482,178
Viad Corp.(a)	5,267	137,995
Xylem, Inc.	1,570	142,917
Total Industrials		28,774,399
INFORMATION TECHNOLOGY – 5.9%
8x8, Inc.(a)	62,340	157,097
A10 Networks, Inc.	13,885	208,692
Accenture PLC, Class A	16,625	5,105,704
Adeia, Inc.	3,118	33,300
Akamai Technologies, Inc.(a)	1,250	133,175
ANSYS, Inc.(a)	440	130,922
Apple, Inc.	30,005	5,137,156
Applied Materials, Inc.	5,655	782,935
Arlo Technologies, Inc.(a)	13,331	137,309
Autodesk, Inc.(a)	860	177,943
Axcelis Technologies, Inc.(a)	5,166	842,316
Benchmark Electronics, Inc.	2,118	51,383
Box, Inc., Class A(a)	11,458	277,398
Brightcove, Inc.(a)	4,527	14,894
Broadcom, Inc.	2,300	1,910,334
Cerence, Inc.(a)	10,548	214,863
CEVA, Inc.(a)	4,254	82,485
Comtech Telecommunications Corp.	5,218	45,657
Consensus Cloud Solutions, Inc.(a)	3,122	78,612
Daktronics, Inc.(a)	13,305	118,681
Domo, Inc., Class B(a)	7,565	74,213
Dropbox, Inc., Class A(a)	17,037	463,917
DZS, Inc.(a)	10,039	21,082
Entegris, Inc.	20,790	1,952,389
Extreme Networks, Inc.(a)	26,929	651,951
FARO Technologies, Inc.(a)	5,760	87,725
Keysight Technologies, Inc.(a)	1,000	132,310
LIiveRamp Holdings, Inc.(a)	10,582	305,185
LivePerson, Inc.(a)	58,794	228,709
MaxLinear, Inc.(a)	24,678	549,085
Microsoft Corp.	37,875	11,959,031
MongoDB, Inc.(a)	440	152,178
Monolithic Power Systems, Inc.	6,435	2,972,970
NETGEAR, Inc.(a)	14,592	183,713
Investments	Shares	Value
COMMON STOCKS – (continued)
INFORMATION TECHNOLOGY – (continued)
Nutanix, Inc., Class A(a)	6,325	$220,616
NVIDIA Corp.	14,621	6,359,989
Okta, Inc.(a)	3,920	319,519
Oracle Corp.	4,719	499,836
Palo Alto Networks, Inc.(a)	610	143,008
PDF Solutions, Inc.(a)	3,373	109,285
Pure Storage, Inc., Class A(a)	7,395	263,410
Ribbon Communications, Inc.(a)	1,386	3,714
salesforce.com, Inc.(a)	20,295	4,115,420
ScanSource, Inc.(a)	19,774	599,350
ServiceNow, Inc.(a)	2,332	1,303,495
SMART Global Holdings, Inc.(a)	21,841	531,828
Squarespace, Inc., Class A(a)	4,198	121,616
Synopsys, Inc.(a)	2,282	1,047,370
Upland Software, Inc.(a)	2,161	9,984
VeriSign, Inc.(a)	16,445	3,330,606
Viavi Solutions, Inc.(a)	52,638	481,111
Visa, Inc., Class A	6,063	1,394,551
Workday, Inc., Class A(a)	1,270	272,859
Xperi, Inc.(a)	12,732	125,538
Zscaler, Inc.(a)	1,620	252,056
Total Information Technology		56,880,475
MATERIALS – 1.3%
AdvanSix, Inc.	1,453	45,159
American Vanguard Corp.	3,820	41,753
Avery Dennison Corp.	7,666	1,400,348
Clearwater Paper Corp.(a)	1,452	52,635
O-I Glass, Inc.(a)	36,806	615,764
Olympic Steel, Inc.	2,512	141,200
Sherwin-Williams Co. (The)	21,010	5,358,601
Sylvamo Corp.	8,285	364,043
Warrior Met Coal, Inc.	14,854	758,742
Wheaton Precious Metals Corp.	100,145	4,060,880
Total Materials		12,839,125
REAL ESTATE – 0.7%
Acadia Realty Trust REIT	41,011	588,508
Alexandria Real Estate Equities, Inc. REIT	3,931	393,493
Armada Hoffler Properties, Inc. REIT	7,059	72,284
Chatham Lodging Trust REIT	30,610	292,937
Community Healthcare Trust, Inc. REIT	1,287	38,224
Crown Castle, Inc. REIT	21,340	1,963,920

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   11

Schedule of Investments
September 30, 2023
PFM MULTI-MANAGER DOMESTIC EQUITY FUND (concluded)

Investments	Shares	Value
COMMON STOCKS – (continued)
REAL ESTATE – (continued)
DiamondRock Hospitality Co. REIT	30,311	$243,397
Douglas Elliman, Inc.	31,907	72,110
Forestar Group, Inc.(a)	7,719	207,950
Pebblebrook Hotel Trust REIT	7,634	103,746
Prologis, Inc. REIT	22,780	2,556,144
Saul Centers, Inc. REIT	2,252	79,428
Sunstone Hotel Investors, Inc. REIT	15,891	148,581
Xenia Hotels & Resorts, Inc. REIT	30,274	356,628
Total Real Estate		7,117,350
UTILITIES – 0.5%
American Water Works Co., Inc.	6,014	744,713
Chesapeake Utilities Corp.	4,841	473,208
NextEra Energy, Inc.	56,417	3,232,130
Northwest Natural Holding Co.	9,025	344,394
Total Utilities		4,794,445
TOTAL COMMON STOCKS (Cost: $235,530,043)		233,490,071

Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 75.0%
Vanguard Total Stock Market ETF (Cost: $656,390,808)	3,436,627	$729,973,941
SHORT-TERM INVESTMENTS – 1.0%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 5.20%(b) (Cost: $9,522,250)	9,522,250	9,522,250
TOTAL INVESTMENTS – 100.0% (Cost: $901,443,102)		972,986,262
OTHER ASSETS AND LIABILITIES, NET – (0.0)%		(401,289)
NET ASSETS – 100.0%		$972,584,973

(a)
Non-income producing security.

(b)
The rate shown is the annualized seven-day yield at September 30, 2023.

ADR
American Depositary Receipt

ETF
Exchange Traded Fund

NVDR
Non-Voting Depositary Receipt

REIT
Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2023 (see Note 2 to the Financial Statements):
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$233,490,071	$—	$—	$233,490,071
Exchange-Traded Fund	729,973,941	—	—	729,973,941
Money Market Fund	9,522,250	—	—	9,522,250
Total Investments	$972,986,262	$—	$—	$972,986,262

*
See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.
12   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Schedule of Investments
September 30, 2023
PFM Multi-Manager International Equity Fund

Investments	Shares	Value
COMMON STOCKS – 52.6%
AUSTRALIA – 1.6%
Ampol Ltd.	5,760	$125,230
ANZ Group Holdings Ltd.	16,189	266,353
Aristocrat Leisure Ltd.	106,133	2,785,061
Aspen Group Ltd.	12,481	13,639
Base Resources Ltd.	163,136	17,815
BCI Minerals Ltd.(a)	72,503	12,298
BlueScope Steel Ltd.	46,164	576,526
Brambles Ltd.	134,296	1,236,011
Clarity Pharmaceuticals Ltd.(a)	24,827	18,677
CSR Ltd.	3,805	13,837
GR Engineering Services Ltd.	29,714	41,833
Horizon Oil Ltd.	215,936	24,972
Inghams Group Ltd.	17,627	37,617
JB Hi-Fi Ltd.	57,734	1,671,314
Lycopodium Ltd.	4,011	23,797
Macmahon Holdings Ltd.	136,065	14,866
MMA Offshore Ltd.(a)	20,255	18,081
New Hope Corp. Ltd.	5,086	20,729
Nufarm Ltd.	4,508	13,769
oOh!media Ltd.	1,162,955	1,061,917
Qantas Airways Ltd.(a)	48,554	161,614
Santos Ltd.	475,391	2,407,228
Sierra Rutile Holdings Ltd.(a)	10,352	1,254
Ventia Services Group Pty Ltd.	151,488	274,065
Wagners Holding Co., Ltd.(a)	10,589	6,572
Whitehaven Coal Ltd.	51,275	233,099
Rio Tinto Ltd.	2,482	182,373
Total Australia		11,260,547
AUSTRIA – 0.4%
ANDRITZ AG	9,906	498,548
Erste Group Bank AG	57,306	1,979,645
OMV AG	1,698	81,081
Palfinger AG	231	5,455
Raiffeisen Bank International AG(a)	9,646	140,030
RHI Magnesita N.V.	2,785	94,400
Zumtobel Group AG	1,953	12,437
Total Austria		2,811,596
BERMUDA – 0.3%
Arch Capital Group Ltd.(a)	27,140	2,163,329
BRAZIL – 0.4%
3R Petroleum Oleo E Gas S.A.(a)	10,421	65,471
Ambev S.A.	52,269	136,325
Banco BTG Pactual S.A.	33,579	207,558
Embraer S.A.(a)	37,934	129,955
Investments	Shares	Value
COMMON STOCKS – (continued)
BRAZIL – (continued)
Energisa S.A.	11,382	$105,860
Equatorial Energia S.A.	28,634	182,631
Itau Unibanco Holding S.A., ADR	107,485	577,194
Localiza Rent a Car S.A.	16,801	195,734
Petroleo Brasileiro S.A., ADR	27,037	405,285
PRIO S.A.(a)	28,765	269,192
Raia Drogasil S.A.	44,987	247,196
Rede D’Or Sao Luiz S.A.(b)	21,548	108,928
TIM S.A.	5,531	16,384
Vale S.A., ADR	30,772	412,345
Total Brazil		3,060,058
BRITAIN – 8.0%
AJ Bell PLC	243,032	810,940
Anglo American PLC	92,470	2,560,155
Ashtead Group PLC	77,656	4,720,133
AstraZeneca PLC	45,680	6,147,468
Atlassian Corp., Class A(a)	14,424	2,906,580
Auto Trader Group PLC(b)	209,054	1,567,047
BAE Systems PLC	159,920	1,941,247
Baltic Classifieds Group PLC	702,697	1,666,324
BP PLC	560,663	3,620,115
BP PLC, ADR	35,839	1,387,686
Centrica PLC	247,926	465,452
Cerillion PLC	963	15,631
Coca-Cola Europacific Partners PLC	75,787	4,735,172
Compass Group PLC	56,890	1,385,939
Costain Group PLC(a)	35,140	24,393
FDM Group Holdings PLC	122,835	779,376
Ferguson PLC	12,960	2,130,956
Gamma Communications PLC	1,182	15,703
GSK PLC	104,800	1,894,541
Haleon PLC	639,000	2,651,572
Howden Joinery Group PLC	112,696	1,006,997
HSBC Holdings PLC	330,903	2,592,304
IntegraFin Holdings PLC	282,571	814,065
Kier Group PLC(a)	21,387	29,939
London Stock Exchange Group PLC	18,975	1,904,841
Mortgage Advice Bureau Holdings Ltd.	81,553	528,415
Numis Corp. PLC	13,106	54,690
Odfjell Technology Ltd.	9,968	50,209
Pepco Group N.V.(a)	5,355	24,795
Record PLC	7,638	7,214
Rentokil Initial PLC	350,000	2,594,630

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   13

Schedule of Investments
September 30, 2023
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
BRITAIN – (continued)
Rightmove PLC	226,179	$1,541,588
Rio Tinto PLC, ADR	8,788	559,268
Unilever PLC	37,800	1,871,307
Victorian Plumbing Group PLC	368,175	395,570
Whitbread PLC	2,134	89,770
Sage Group PLC (The)	33,237	400,002
Schroders PLC	7,245	35,809
Shell PLC	45,173	1,434,244
Total Britain		57,362,087
CANADA – 2.5%
ADENTRA, Inc.	1,180	26,654
Brookfield Corp.	97,700	3,054,901
CAE, Inc.(a)	50,808	1,186,175
Cameco Corp.	77,000	3,055,056
Canadian Pacific Kansas City Ltd.	52,877	3,934,578
Canfor Corp.(a)	1,200	14,904
Canfor Pulp Products, Inc.(a)	2,421	3,529
Cascades, Inc.	4,000	36,135
CES Energy Solutions Corp.	10,400	29,479
Kolibri Global Energy, Inc.(a)	2,600	10,432
Lucara Diamond Corp.(a)	48,000	13,782
Lucero Energy Corp.(a)	45,000	23,192
Magna International, Inc.	37,900	2,031,100
Martinrea International, Inc.	16,079	148,094
MEG Energy Corp.(a)	6,400	124,537
Melcor Developments Ltd.	2,000	18,023
Mullen Group Ltd.	14,266	140,953
Pason Systems, Inc.	56,732	563,039
Precision Drilling Corp.(a)	400	26,802
Thomson Reuters Corp.	12,100	1,480,240
Transat AT, Inc.(a)	8,800	25,397
Waste Connections, Inc.	12,240	1,643,832
MDA Ltd.(a)	2,300	19,524
Total Canada		17,610,358
CHILE – 0.0%(c)
Antofagasta PLC	4,972	86,131
Banco de Chile	958,247	97,577
Banco Santander Chile, ADR	5,169	94,799
Total Chile		278,507
CHINA – 2.8%
Alibaba Group Holding Ltd.(a)	124,116	1,345,591
Baidu, Inc., Class A(a)	8,266	139,337
BYD Co., Ltd., Class H	9,000	277,032
Investments	Shares	Value
COMMON STOCKS – (continued)
CHINA – (continued)
Centre Testing International Group Co., Ltd., Class A	59,600	$152,278
China Merchants Bank Co., Ltd., Class H	78,000	323,620
China Pacific Insurance Group Co., Ltd., Class H	118,400	294,122
Contemporary Amperex Technology Co., Ltd., Class A	13,767	385,948
H World Group Ltd., ADR(a)	9,084	358,182
Haitian International Holdings Ltd.	435,314	920,017
Innovent Biologics, Inc.(a)(b)	37,000	179,730
JD.com, Inc., Class A	21,531	312,951
Kinetic Development Group Ltd.	329,182	23,049
Kweichow Moutai Co., Ltd., Class A	1,400	347,341
Kweichow Moutai Co., Ltd., Class A	7,649	1,885,259
Meituan, Class B(a)(b)	14,560	211,372
Midea Group Co., Ltd., Class A	65,900	500,966
Modern Land China Co., Ltd.(a)	430,000	2,800
NARI Technology Co., Ltd., Class A	73,200	222,480
Natural Food International Holding Ltd.(a)	174,681	10,149
NetEase, Inc.	143,200	2,874,820
PICC Property & Casualty Co., Ltd., Class H	168,000	214,839
Ping An Insurance Group Co. of China Ltd., Class H	410,500	2,325,154
Sany Heavy Industry Co., Ltd., Class A	116,000	251,943
Satellite Chemical Co., Ltd., Class A	110,969	232,655
Shenzhen Inovance Technology Co., Ltd., Class A	33,487	306,804
Shenzhou International Group Holdings Ltd.	44,500	424,845
Sieyuan Electric Co., Ltd., Class A	23,100	163,300
Sunny Optical Technology Group Co., Ltd.	16,500	115,022
Tencent Holdings Ltd.	47,000	1,821,488
Trip.com Group Ltd.(a)	49,300	1,739,355

See Notes to Financial Statements.
14   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Schedule of Investments
September 30, 2023
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
CHINA – (continued)
Wuliangye Yibin Co., Ltd., Class A	6,300	$136,060
Wuxi Biologics Cayman, Inc.(a)(b)	49,500	290,723
Yangzijiang Shipbuilding Holdings Ltd.	172,100	208,843
Yum China Holdings, Inc.	1,424	79,345
Yum China Holdings, Inc.	5,850	329,201
Zhejiang Weixing New Building Materials Co., Ltd., Class A	45,400	114,406
ZTO Express Cayman, Inc., ADR	9,468	228,842
Total China		19,749,869
DENMARK – 2.1%
North Media A/S	743	6,101
Novo Nordisk A/S	110,951	10,092,751
Pandora A/S	4,531	467,095
ROCKWOOL International A/S, Class B	1,233	297,493
AP Moller – Maersk A/S, Class B	289	520,809
Carlsberg A/S, Class B	10,098	1,272,460
DSV A/S	12,640	2,356,493
Demant A/S(a)	6,167	255,385
Total Denmark		15,268,587
FINLAND – 0.1%
Alma Media Oyj	917	8,741
Enento Group Oyj(a)(b)	38,665	866,410
Total Finland		875,151
FRANCE – 3.7%
AKWEL	736	12,419
Alten S.A.(a)	10,475	1,374,869
Amundi S.A.(b)	26,900	1,508,688
CBo Territoria	4,714	17,543
Cie de Saint-Gobain SA	5,324	318,953
Cie Generale des Etablissements Michelin SCA	72,400	2,219,046
Dassault Aviation S.A.	2,936	552,247
Dassault Systemes SE	72,400	2,691,740
Ekinops SAS(a)	1,744	10,866
Elis S.A.	5,844	102,843
Eurazeo SE	6,440	383,635
Hermes International SCA	381	692,618
Infotel S.A.	140	7,345
Klepierre S.A.	3,504	85,785
LVMH Moet Hennessy Louis Vuitton SE	10,942	8,254,937
Investments	Shares	Value
COMMON STOCKS – (continued)
FRANCE – (continued)
Rexel S.A.	22,896	$512,435
Safran S.A.	16,000	2,501,664
Schneider Electric SE	14,800	2,439,969
Sopra Steria Group SACA	499	102,988
TotalEnergies SE	40,100	2,638,875
Total France		26,429,465
GERMANY – 3.3%
Bastei Luebbe AG	1,032	5,519
Brockhaus Technologies AG(a)(b)	2,957	67,239
Daimler Truck Holding AG	7,485	259,583
Deutsche Bank AG	21,371	235,987
Deutsche Boerse AG	4,333	748,939
Deutsche Lufthansa AG(a)	1,636	12,998
Deutz AG	18,139	80,092
E.ON SE	30,578	362,213
Heidelberg Materials AG	8,415	653,699
HOCHTIEF AG	3,102	313,924
Hypoport SE(a)	3,823	518,211
Infineon Technologies AG	58,127	1,927,778
Krones AG	336	34,638
KSB SE & Co. KGaA	26	18,671
Leifheit AG	365	6,981
Merck KGaA	12,302	2,056,167
Muenchener Rueckversicherungs-Gesellschaft AG	9,777	3,814,285
Nemetschek SE	34,500	2,107,914
New Work SE	4,459	466,249
Puma SE	30,309	1,886,524
SAP SE	34,372	4,461,692
Siemens AG	12,534	1,796,915
Surteco Group SE	292	5,237
Symrise AG	17,200	1,642,892
thyssenkrupp AG	8,638	65,968
Traton SE	743	15,647
Total Germany		23,565,962
GREECE – 0.1%
Eurobank Ergasias Services and Holdings SA, Class A(a)	97,748	150,538
National Bank of Greece S.A.(a)	26,366	148,604
Piraeus Financial Holdings S.A.(a)	32,287	95,712
Total Greece		394,854
GUERNSEY – 0.0%(c)
Zimplats Holdings Ltd.	607	9,059

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   15

Schedule of Investments
September 30, 2023
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
HONG KONG – 1.4%
New Hope Service Holdings Ltd.	71,000	$10,507
AIA Group Ltd.	525,700	4,252,422
APT Satellite Holdings Ltd.	94,000	26,437
Bank of East Asia Ltd. (The)	86,000	106,402
Chen Hsong Holdings	41,042	7,996
China Mengniu Dairy Co., Ltd.(a)	90,000	300,633
China Resources Land Ltd.	42,000	165,522
Futu Holdings Ltd., ADR(a)	2,845	164,470
Hong Kong Exchanges & Clearing Ltd.	56,200	2,095,243
Jardine Matheson Holdings Ltd.	3,000	139,202
Kerry Logistics Network Ltd.	173,038	154,433
Luk Fook Holdings International Ltd.	22,000	57,147
Orient Overseas International Ltd.	5,500	73,369
PC Partner Group Ltd.	16,000	6,248
Pico Far East Holdings Ltd.	264,607	49,054
Singamas Container Holdings Ltd.	276,253	19,290
SITC International Holdings Co., Ltd.	101,043	169,628
Stella International Holdings Ltd.	52,500	52,617
Swire Pacific Ltd., Class A	269,000	1,816,161
VTech Holdings Ltd.	3,200	19,158
Total Hong Kong		9,685,939
HUNGARY – 0.0%(c)
OTP Bank Nyrt	4,395	158,581
Richter Gedeon Nyrt	4,430	107,330
Total Hungary		265,911
INDIA – 1.1%
Axis Bank Ltd., GDR(d)	11,244	704,999
HDFC Bank Ltd., ADR	49,003	2,891,667
Hindalco Industries Ltd., GDR(b)	18,819	111,646
ICICI Bank Ltd., ADR	121,646	2,812,455
Infosys Ltd., ADR	43,980	752,498
Mahindra & Mahindra Ltd., GDR	19,016	358,452
Reliance Industries Ltd., GDR(b)	4,920	274,671
Reliance Industries Ltd., GDR(b)	2,557	142,936
Total India		8,049,324

Investments	Shares	Value
COMMON STOCKS – (continued)
INDONESIA – 0.2%
Bank Central Asia Tbk PT	404,400	$230,718
Bank Negara Indonesia Persero Tbk PT	217,600	145,313
Bank Rakyat Indonesia Persero Tbk PT	806,769	272,647
Bumitama Agri Ltd.	37,500	15,625
Sarana Menara Nusantara Tbk PT	16,060,762	998,747
Telkom Indonesia Persero Tbk PT	336,600	81,638
Total Indonesia		1,744,688
IRELAND – 2.3%
Accenture PLC, Class A	19,420	5,964,076
Bank of Ireland Group PLC	217,038	2,131,229
Experian PLC	104,610	3,417,520
ICON PLC(a)	12,824	3,157,910
Ryanair Holdings PLC, ADR(a)	11,522	1,120,054
CRH PLC	3,327	183,501
James Hardie Industries PLC(a)	30,095	785,281
Total Ireland		16,759,571
ISRAEL – 0.3%
Castro Model Ltd.(a)	177	2,036
Check Point Software Technologies Ltd.(a)	5,758	767,426
Max Stock Ltd.	189,790	356,545
Monday.com Ltd.(a)	1,359	216,380
Nice Ltd., ADR(a)	1,188	201,960
Wix.com Ltd.(a)	3,559	326,716
Zvi Sarfati & Sons Investments & Constructions 1992 Ltd.	1,630	11,469
Total Israel		1,882,532
ITALY – 1.4%
Assicurazioni Generali SpA	20,075	410,249
B&C Speakers SpA	555	9,438
Davide Campari-Milano N.V.	197,785	2,331,343
Eni SpA	19,750	317,214
Ferrari N.V.	15,981	4,709,856
Gruppo MutuiOnline SpA(a)	33,047	870,046
Leonardo SpA	38,369	552,961
Orsero SpA	3,747	56,719
Piquadro SpA	1,638	3,962
Recordati Industria Chimica e Farmaceutica SpA	3,781	178,255
UniCredit SpA	14,303	342,261
Total Italy		9,782,304

See Notes to Financial Statements.
16   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Schedule of Investments
September 30, 2023
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – 6.0%
77 Bank Ltd. (The)	2,800	$59,142
Advantest Corp.	48,800	1,356,594
Ajis Co., Ltd.	1,000	15,384
Allied Telesis Holdings KK(a)	15,200	10,674
Alps Logistics Co., Ltd.	1,200	12,958
Anritsu Corp.	1,900	13,567
Avant Group Corp.	2,000	17,402
Bank of Nagoya Ltd. (The)	500	17,365
Benefit One, Inc.	97,600	705,585
Capcom Co., Ltd.	10,900	391,671
Chiba Bank Ltd. (The)	338,500	2,455,436
Chilled & Frozen Logistics Holdings Co., Ltd.	1,200	10,712
Comture Corp.	1,700	26,329
CyberAgent, Inc.	7,200	38,812
Dai-Ichi Cutter Kogyo KK	2,800	24,186
Dai-ichi Life Holdings, Inc.	9,500	197,654
Daihatsu Diesel Manufacturing Co., Ltd.	12,100	70,750
Densan System Holdings Co., Ltd.	1,400	26,917
Elecom Co., Ltd.	5,500	64,105
FANUC Corp.	58,400	1,524,420
Freee KK(a)	34,500	683,656
Fujimori Kogyo Co., Ltd.	300	7,451
Fujitsu Ltd.	600	70,594
Fukuyama Transporting Co., Ltd.	600	15,764
Gecoss Corp.	1,600	10,505
Hanwa Co., Ltd.	1,700	53,928
Heiwa Corp.	3,100	44,472
Hitachi Construction Machinery Co., Ltd.	5,200	158,194
Hitachi Ltd.	8,500	526,952
Hokuhoku Financial Group, Inc.	5,300	56,763
Honda Motor Co., Ltd.	41,100	462,138
Hyakugo Bank Ltd. (The)	4,300	15,423
ID Holdings Corp.	3,400	32,739
IHI Corp.	35,400	741,613
Iwaki Co., Ltd.	1,700	20,443
JAC Recruitment Co., Ltd.	1,800	30,591
Japan Post Insurance Co., Ltd	17,500	294,348
JIG-SAW, Inc.(a)	700	18,455
Juroku Financial Group, Inc.	1,900	47,614
Justsystems Corp.	1,100	22,041
Kanamoto Co., Ltd.	900	15,804
Kawada Technologies, Inc.	900	37,671
Kawasaki Kisen Kaisha Ltd.	9,900	337,531
Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
KDDI Corp.	74,000	$2,265,236
Keyence Corp.	11,500	4,274,221
Kokuyo Co., Ltd.	3,900	61,853
KRS Corp.	2,400	16,295
Kubota Corp.	96,600	1,428,896
Kuriyama Holdings Corp.	900	5,424
Kyokuto Securities Co., Ltd.	3,400	21,125
Linical Co., Ltd.	2,100	9,548
Makiya Co., Ltd.	1,100	6,944
MarkLines Co., Ltd.	56,000	1,115,599
Maruzen Showa Unyu Co., Ltd.	900	22,780
Matsui Construction Co., Ltd.	4,300	21,940
MCJ Co., Ltd.	3,600	27,017
Medikit Co., Ltd.	800	14,318
Megachips Corp.(a)	1,300	36,326
Meitec Corp.	62,000	1,120,920
Mercari, Inc.(a)	49,900	1,073,763
Mitsubishi Corp.	18,747	893,119
Mitsubishi Logisnext Co., Ltd.	2,600	23,739
Mitsui OSK Lines Ltd.	9,000	246,918
Mitsuuroko Group Holdings Co., Ltd.	700	5,985
NEC Corp.	13,000	718,038
Nexon Co., Ltd.	500	8,876
Nicca Chemical Co., Ltd.	1,700	10,240
Nidec Corp.	23,100	1,070,117
Nihon Trim Co., Ltd.	2,500	50,910
Nintendo Co., Ltd.	100	4,166
Nippon Shinyaku Co., Ltd.	7,000	296,266
Nishi-Nippon Financial Holdings, Inc.	4,100	46,860
Nissan Motor Co., Ltd.	77,700	342,736
Nissin Corp.	1,100	19,677
North Pacific Bank Ltd.	29,000	70,055
Obic Co., Ltd.	800	121,713
Optim Corp.(a)	3,700	21,322
Osaki Electric Co., Ltd.	3,700	16,798
Otsuka Corp.	5,600	237,125
Otsuka Holdings Co., Ltd.	43,900	1,561,733
Pan Pacific International Holdings Corp.	141,000	2,960,996
Panasonic Holdings Corp.	11,700	131,560
Recruit Holdings Co., Ltd.	5,300	163,211
Ricoh Co., Ltd.	39,100	337,333
San-In Godo Bank Ltd. (The)	7,400	47,934
Sansan, Inc.(a)	6,500	54,790

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   17

Schedule of Investments
September 30, 2023
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Santen Pharmaceutical Co., Ltd.	4,000	$36,639
SCREEN Holdings Co., Ltd.	1,600	77,683
SCSK Corp.	13,400	233,736
Seed Co., Ltd.	2,400	13,337
Sega Sammy Holdings, Inc.	4,200	77,475
Sekisui Kasei Co., Ltd.	5,400	16,722
Shionogi & Co., Ltd.	5,400	241,463
Shofu, Inc.	700	10,074
SMS Co., Ltd.	900	15,310
Sony Group Corp.	73,600	6,020,604
Sony Group Corp., ADR	6,260	515,887
Subaru Corp.	7,800	151,520
Sugimoto & Co., Ltd.	800	11,750
Sun*, Inc.(a)	2,100	19,869
Suzuken Co., Ltd.	10,300	318,545
Taisho Pharmaceutical Holdings Co., Ltd.	1,700	70,213
Techno Medica Co., Ltd.	400	5,798
TechnoPro Holdings, Inc.	68,600	1,491,306
TIS, Inc.	2,000	44,022
Toho Co., Ltd.	2,700	92,180
Tokyo Seimitsu Co., Ltd.	5,500	275,301
Topy Industries Ltd.	2,200	37,433
Toshiba TEC Corp.	1,100	25,116
Toyo Kanetsu KK	400	8,981
Trend Micro, Inc.	5,700	215,946
Trinity Industrial Corp.	1,500	9,440
Tsubakimoto Kogyo Co., Ltd.	700	23,032
Universal Engeisha KK	600	19,356
WA, Inc.	300	4,982
Wacom Co., Ltd.	9,500	37,668
Warabeya Nichiyo Holdings Co., Ltd.	2,800	52,889
Yakult Honsha Co., Ltd.	48,000	1,165,927
Yokowo Co., Ltd.	3,200	33,679
Yushin Precision Equipment Co., Ltd.	5,900	27,030
Yutaka Giken Co., Ltd.	600	8,075
Zero Co. Ltd.	600	6,174
Total Japan		43,143,937
JORDAN – 0.0%(c)
Hikma Pharmaceuticals PLC	9,595	244,471
MACAU – 0.2%
MGM China Holdings Ltd.(a)	1,291,600	1,681,989
MALAYSIA – 0.2%
Heineken Malaysia Bhd	237,602	1,230,391

Investments	Shares	Value
COMMON STOCKS – (continued)
MEXICO – 0.9%
Cemex SAB de CV, ADR(a)	9,121	$59,286
Corp. Moctezuma S.A.B. de C.V., Series*	353,521	1,369,254
Fomento Economico Mexicano S.A.B. de C.V., ADR	3,089	337,164
Grupo Financiero Banorte S.A.B. de C.V., Class O	25,054	209,992
Grupo Mexico S.A.B. de C.V., Series B	489,864	2,315,031
Wal-Mart de Mexico S.A.B. de C.V.	482,606	1,821,594
Total Mexico		6,112,321
NETHERLANDS – 2.2%
Adyen N.V.(a)(b)	2,192	1,624,858
Akzo Nobel N.V.	24,500	1,768,031
ASM International N.V.	4,840	2,021,180
ASML Holding N.V.	3,110	1,830,733
ASML Holding N.V.	3,960	2,325,467
BE Semiconductor Industries N.V.	21,005	2,053,855
Heineken N.V.	23,400	2,058,441
Wolters Kluwer N.V.	5,205	630,355
Stellantis N.V.	61,436	1,178,393
Total Netherlands		15,491,313
NEW ZEALAND – 0.0%(c)
Channel Infrastructure NZ Ltd.	39,562	36,460
Rakon Ltd.(a)	19,302	8,418
Scales Corp. Ltd.	3,335	6,026
SKY Network Television Ltd.	23,673	35,190
Total New Zealand		86,094
NORWAY – 0.2%
Bouvet ASA	255,167	1,354,732
Cambi ASA	4,755	6,286
DOF Group ASA(a)	2,504	11,907
Reach Subsea ASA	30,914	13,362
Sparebanken More	2,257	16,368
Wilh Wilhelmsen Holding ASA, Class B	459	12,523
Wilson ASA(a)	2,111	12,946
Total Norway		1,428,124
PERU – 0.3%
Credicorp Ltd.	19,214	2,458,816
POLAND – 0.3%
Allegro.eu S.A.(a)(b)	125,831	925,396
Bank Polska Kasa Opieki S.A.	6,260	143,825

See Notes to Financial Statements.
18   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Schedule of Investments
September 30, 2023
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
POLAND – (continued)
Grupa Pracuj S.A.	87,046	$1,133,173
Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	10,853	85,771
Powszechny Zaklad Ubezpieczen S.A.	17,703	167,504
Total Poland		2,455,669
PORTUGAL – 0.0%(c)
Ibersol,SGPS, S.A.	1,446	10,554
RUSSIA – 0.0%(c)
Yandex N.V., Class A(a)	8,610	0
SAUDI ARABIA – 0.1%
SABIC Agri-Nutrients Co.	3,186	112,983
Saudi Arabian Oil Co.(b)	19,899	185,702
Saudi National Bank (The)	19,923	174,239
Saudi Telecom Co.	15,711	157,510
Total Saudi Arabia		630,434
SINGAPORE – 1.0%
BRC Asia Ltd.	16,400	20,150
DBS Group Holdings Ltd.	102,100	2,507,014
Delfi Ltd.	35,400	32,909
Golden Agri-Resources Ltd.	302,100	58,476
Haw Par Corp. Ltd.	206,000	1,485,156
HRnetgroup Ltd.	101,100	54,330
Raffles Medical Group Ltd.	16,900	15,439
Seatrium Ltd.(a)	19,029,320	1,859,194
Sembcorp Industries Ltd.	71,700	266,553
Singapore Airlines Ltd.	119,000	561,969
Total Singapore		6,861,190
SOUTH AFRICA – 0.4%
Absa Group Ltd.	22,820	209,894
Aspen Pharmacare Holdings Ltd.	19,656	178,049
AVI Ltd.	22,004	86,565
Bid Corp. Ltd.	3,559	78,948
Capitec Bank Holdings Ltd.	2,628	236,371
FirstRand Ltd.	137,326	462,814
Foschini Group Ltd. (The)	24,719	128,994
Gold Fields Ltd.	22,045	239,608
Impala Platinum Holdings Ltd.	12,433	64,658
MTN Group Ltd.	29,395	174,737
Naspers Ltd.	2,956	471,726
Shoprite Holdings Ltd.	21,539	272,800
Total South Africa		2,605,164

Investments	Shares	Value
COMMON STOCKS – (continued)
SOUTH KOREA – 1.7%
KB Financial Group, Inc.	3,616	$148,728
Kia Motors Corp.	16,554	993,578
Korea Zinc Co., Ltd.	384	143,482
LG Chem Ltd.	52	19,118
LG Energy Solution Ltd.(a)	2,461	868,607
LG H&H Co., Ltd.	170	55,978
NAVER Corp.	1,207	180,118
S-1 Corp.	17,480	732,956
Samsung Electro-Mechanics Co., Ltd.	1,556	158,953
Samsung Electronics Co., Ltd.	99,538	5,043,089
Samsung Electronics Co., Ltd., GDR(d)	2,040	2,566,056
Samsung Fire & Marine Insurance Co., Ltd.	899	173,139
Samsung SDI Co., Ltd.	1,032	391,340
SK Hynix, Inc.	6,781	575,961
Total South Korea		12,051,103
SPAIN – 0.3%
ACS Actividades de Construccion y Servicios S.A.	1,204	43,357
Industria de Diseno Textil S.A.	63,647	2,368,898
Naturhouse Health SAU	579	1,044
Total Spain		2,413,299
SWEDEN – 1.2%
Assa Abloy AB, Class B	72,400	1,577,293
Atlas Copco AB, Class A	95,318	1,277,059
BTS Group AB, Class B	15,671	395,833
Evolution AB(b)	18,840	1,898,467
H & M Hennes & Mauritz AB, Class B	11,339	161,215
Nordnet AB publ	42,516	558,881
Skandinaviska Enskilda Banken AB, Class A	9,313	110,928
SkiStar AB	73,678	752,853
VNV Global AB(a)	8,596	13,124
Volvo AB, Class B	56,087	1,154,531
Spotify Technology S.A.(a)	2,505	387,373
Total Sweden		8,287,557
SWITZERLAND – 2.6%
ABB Ltd.	16,570	592,150
Alcon, Inc.	33,800	2,611,881
APG SGA S.A.	152	29,852
BKW AG	2,262	398,729

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   19

Schedule of Investments
September 30, 2023
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
SWITZERLAND – (continued)
Coca-Cola HBC AG(a)	15,974	$437,203
dormakaba Holding AG	52	25,559
DSM-Firmenich AG(a)	17,100	1,444,525
Julius Baer Group Ltd.	29,395	1,883,804
Klingelnberg AG(a)	360	7,089
Kuehne & Nagel International AG	1,444	409,448
Logitech International S.A.	3,867	266,484
Lonza Group AG	1,970	911,415
Nestle S.A.	17,310	1,954,669
Novartis AG	33,728	3,441,737
Partners Group Holding AG	204	229,551
Schindler Holding AG	1,053	209,889
Sika AG	8,060	2,042,865
Swatch Group AG (The)	1,185	303,824
UBS Group AG	18,772	464,002
VZ Holding AG	483	50,395
Roche Holding AG	4,155	1,133,339
Total Switzerland		18,848,410
TAIWAN – 1.4%
Accton Technology Corp.	29,000	442,952
ASE Technology Holding Co., Ltd.	99,000	336,357
Cathay Financial Holding Co., Ltd.	160,037	220,972
Chailease Holding Co., Ltd.(a)	14,580	81,755
Chunghwa Telecom Co., Ltd.	35,000	125,799
CTBC Financial Holding Co., Ltd.	412,000	313,257
Hon Hai Precision Industry Co., Ltd.	189,000	609,274
Kerry TJ Logistics Co., Ltd.	415,000	475,041
Lumax International Corp. Ltd.	118,900	312,317
MediaTek, Inc.	24,000	548,291
Nien Made Enterprise Co., Ltd.	29,000	278,709
Taiwan Semiconductor Manufacturing Co., Ltd.	170,000	2,758,776
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	39,277	3,413,171
Uni-President Enterprises Corp.	67,000	145,671
Total Taiwan		10,062,342
UNITED ARAB EMIRATES – 0.2%
Aldar Properties PJSC	680,790	1,067,788
Investments	Shares	Value
COMMON STOCKS – (continued)
UNITED ARAB EMIRATES – (continued)
Emaar Properties PJSC	134,860	$295,235
Total United Arab Emirates		1,363,023
UNITED STATES – 1.2%
Aon PLC, Class A	8,470	2,746,143
EPAM Systems, Inc.(a)	4,460	1,140,377
Linde PLC	4,150	1,545,252
Mettler-Toledo International, Inc.(a)	1,080	1,196,716
STERIS PLC	9,080	1,992,334
Viemed Healthcare, Inc.(a)	3,200	21,463
Total United States		8,642,285
URUGUAY – 0.2%
Globant S.A.(a)	859	169,953
MercadoLibre, Inc.(a)	1,140	1,445,383
Total Uruguay		1,615,336
TOTAL COMMON STOCKS (Cost: $381,780,772)		376,733,520
EXCHANGE-TRADED FUNDS – 45.6%
iShares Core MSCI Total International Stock ETF	4,746,032	284,714,460
iShares MSCI Emerging Markets ex China ETF	708,403	35,299,721
iShares MSCI India ETF	90,124	3,985,283
iShares MSCI Japan ETF	16,507	995,207
iShares MSCI South Korea ETF	5,738	338,198
Lyxor MSCI India UCITS ETF	63,820	1,674,181
TOTAL EXCHANGE-TRADED FUNDS (Cost: $344,823,967)		327,007,050
PREFERRED STOCKS – 0.1%
BRAZIL – 0.1%
Banco Bradesco S.A., 7.05%	116,872	332,488
Gerdau S.A., 15.97%	45,728	219,518
Total Brazil		552,006
Germany – 0.0%(c)
FUCHS SE, (Preference Shares)	464	18,070
TOTAL PREFERRED STOCKS (Cost: $584,010)		570,076
RIGHTS – 0.0%(c)
BRAZIL – 0.0%(c)
Localiza Rent a Car S.A.(a)	123	392

See Notes to Financial Statements.
20   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Schedule of Investments
September 30, 2023
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
SHORT-TERM INVESTMENTS – 1.8%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 5.203%(e) (Cost: $12,793,893)	12,793,893	$12,793,893
TOTAL INVESTMENTS – 100.1% (Cost: $739,982,642)		717,104,931
OTHER ASSETS AND LIABILITIES, NET – (0.1)%		(376,704)
NET ASSETS – 100.0%		$716,728,227

(a)
Non-income producing security.

(b)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2023, the value of these securities was $9,963,813, representing 1.4% of net assets.

(c)
Amount is less than 0.05%.

(d)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2023, the value of these securities was $3,271,055, representing 0.5% of net assets.

(e)
The rate shown is the annualized seven-day yield at September 30, 2023.

ADR
American Depositary Receipt

ETF
Exchange Traded Fund

GDR
Global Depositary Receipt

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   21

Schedule of Investments
September 30, 2023
PFM Multi-Manager International Equity Fund (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2023 (see Note 2 to the Financial Statements):
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Australia	$—	$11,260,547	$—	$11,260,547
Austria	—	2,811,596	—	2,811,596
Bermuda	2,163,329	—	—	2,163,329
Brazil	3,060,058	—	—	3,060,058
Britain	9,588,706	47,773,381	—	57,362,087
Canada	17,610,358	—	—	17,610,358
Chile	192,376	86,131	—	278,507
China	2,554,428	17,195,441	—	19,749,869
Denmark	—	15,268,587	—	15,268,587
Finland	—	875,151	—	875,151
France	—	26,429,465	—	26,429,465
Germany	—	23,565,962	—	23,565,962
Greece	—	394,854	—	394,854
Guernsey	—	9,059	—	9,059
Hong Kong	164,470	9,521,469	—	9,685,939
Hungary	—	265,911	—	265,911
India	7,774,653	274,671	—	8,049,324
Indonesia	—	1,744,688	—	1,744,688
Ireland	10,242,040	6,517,531	—	16,759,571
Israel	1,512,482	370,050	—	1,882,532
Italy	9,438	9,772,866	—	9,782,304
Japan	910,081	42,233,856	—	43,143,937
Jordan	—	244,471	—	244,471
Macau	—	1,681,989	—	1,681,989
Malaysia	—	1,230,391	—	1,230,391
Mexico	6,112,321	—	—	6,112,321
Netherlands	1,830,733	13,660,580	—	15,491,313
New Zealand	—	86,094	—	86,094
Norway	—	1,428,124	—	1,428,124
Peru	2,458,816	—	—	2,458,816
Poland	—	2,455,669	—	2,455,669
Portugal	—	10,554	—	10,554
Russia(a)	—	—	—	—
Saudi Arabia	630,434	—	—	630,434
Singapore	—	6,861,190	—	6,861,190
South Africa	—	2,605,164	—	2,605,164
South Korea	—	12,051,103	—	12,051,103
Spain	—	2,413,299	—	2,413,299
Sweden	387,373	7,900,184	—	8,287,557
Switzerland	—	18,848,410	—	18,848,410
Taiwan	3,413,171	6,649,171	—	10,062,342
United Arab Emirates	—	1,363,023	—	1,363,023
See Notes to Financial Statements.
22   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Schedule of Investments
September 30, 2023
PFM Multi-Manager International Equity Fund (concluded)

	Level 1	Level 2	Level 3	Total
United States	$8,642,285	$—	$—	$8,642,285
Uruguay	1,615,336	—	—	1,615,336
Total Common Stocks	80,872,888	295,860,632	—	376,733,520
Exchange-Traded Funds	325,332,869	1,674,181	—	327,007,050
Preferred Stocks*	552,006	18,070	—	570,076
Rights*	392	—	—	392
Money Market Fund	12,793,893	—	—	12,793,893
Total Investments	$419,552,048	$297,552,883	$—	$717,104,931

*
See Schedule of Investments for additional detailed categorizations.

(a)
Holding in this jurisdiction is valued at zero.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   23

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – 13.4%
ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class A, ABS, 3.20%, 12/20/30(a)	$1,587,386	$1,494,333
ACC Trust, Series 2022-1, Class A, ABS, 1.19%, 9/20/24(a)	53,541	53,266
ACHV ABS TRUST, Series 2023-1PL, Class B, ABS, 6.80%, 3/18/30(a)	1,700,000	1,699,127
Adams Outdoor Advertising L.P., Series 2023-1, Class A2, 6.97%, 7/15/53(a)	500,000	491,579
Aligned Data Centers Issuer LLC, Series 2023-1A, Class A2, 6.00%, 8/17/48(a)	1,180,000	1,135,102
Aligned Data Centers Issuer LLC, Series 2022-1A, Class A2, 6.35%, 10/15/47(a)	1,000,000	977,811
American Express Credit Account Master Trust, Series 2022-2, Class A, ABS, 3.39%, 5/15/27	1,000,000	965,069
AmeriCredit Automobile Receivables Trust, 6.00%, 7/18/29	500,000	498,967
AmeriCredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, 4/18/25	16,267	16,243
AmeriCredit Automobile Receivables Trust, Series 2019-3, Class C, 2.32%, 7/18/25	137,503	136,796
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, ABS, 1.01%, 1/19/27	300,000	275,880
AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, ABS, 1.41%, 8/18/27	300,000	271,932
AMSR Trust, Series 2019-SFR1, Class D, ABS, 3.25%, 1/19/39(a)	100,000	90,280
Anchorage Capital CLO 17 Ltd., Series 2021-17A, Class A1, ABS, 6.74%, 7/15/34 (3 month USD Term SOFR + 1.43)(a)(b)	2,000,000	1,978,200
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Antares CLO Ltd., Series 2019-1A, Class B, ABS, 8.14%, 7/20/31 (3 month USD Term SOFR + 2.81)(a)(b)	$1,940,000	$1,903,565
Atlas Senior Loan Fund XI Ltd., Series 2018-11A, Class A1L, 6.71%, 7/26/31 (3 month USD Term SOFR + 1.36)(a)(b)	1,000,000	997,727
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class A, 4.00%, 3/20/25(a)	200,000	198,987
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, 3/20/26(a)	300,000	285,568
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.33%, 8/20/26(a)	300,000	281,102
Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class A, ABS, 1.38%, 8/20/27(a)	800,000	705,868
Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class A, ABS, 1.66%, 2/20/28(a)	900,000	784,061
Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, ABS, 3.83%, 8/21/28(a)	1,000,000	925,041
Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class A, ABS, 5.20%, 10/20/27(a)	500,000	487,562
Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class ASeries 2023-3A, Class A, 5.44%, 2/22/28(a)	1,700,000	1,669,135
Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class A, 5.49%, 6/20/29(a)	2,000,000	1,946,074
Balboa Bay Loan Funding Ltd., Series 2020-1A, Class AR, ABS, 6.72%, 1/20/32 (3 month USD Term SOFR + 1.38)(a)(b)	1,000,000	996,908

See Notes to Financial Statements.
24   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Balboa Bay Loan Funding Ltd., Series 2021-1A, Class A, ABS, 6.79%, 7/20/34 (3 month USD Term SOFR + 1.46)(a)(b)	$1,000,000	$994,450
BHG Securitization Trust, Series 2022-C, Class B, ABS, 5.93%, 10/17/35(a)	1,690,000	1,645,850
Blue Stream Issuer LLC, Series 2023-1PL, Class A2, 5.40%, 5/20/53(a)	1,300,000	1,218,036
Business Jet Securities LLC, Series 2020-1A, Class A, ABS, 2.98%, 11/15/35(a)	46,421	43,521
Business Jet Securities LLC, Series 2022-1A, Class B, ABS, 5.19%, 6/15/37(a)	689,964	632,407
California Street CLO IX L.P., Series 2012-9A, Class CR3, ABS, 8.07%, 7/16/32 (3 month USD Term SOFR + 2.76)(a)(b)	1,840,000	1,789,006
Capital Automotive REIT, Series 2020-1A, Class A1, ABS, 3.35%, 3/15/52(a)	1,090,400	930,417
Carlyle U.S. CLO Ltd., Series 2021-5A, Class A1, ABS, 6.71%, 7/20/34 (3 month USD Term SOFR + 1.38)(a)(b)	1,500,000	1,488,005
CarMax Auto Owner Trust, Series 2021-1, Class C, ABS, 0.94%, 12/15/26	400,000	369,228
CarMax Auto Owner Trust, Series 2021-2, Class C, ABS, 1.34%, 2/16/27	200,000	184,000
CarMax Auto Owner Trust, Series 2021-3, Class C, ABS, 1.25%, 5/17/27	190,000	172,349
CarMax Auto Owner Trust, Series 2021-4, Class C, ABS, 1.38%, 7/15/27	200,000	180,357
CarMax Auto Owner Trust, Series 2022-1, Class C, ABS, 2.20%, 11/15/27	300,000	274,311
CarMax Auto Owner Trust, Series 2022-1, Class D, ABS, 2.47%, 7/17/28	100,000	90,625
CARS-DB4 L.P., Series 2020-1A, Class B1, 4.17%, 2/15/50(a)	540,000	506,222
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
CarVal CLO VII-C Ltd., (SOFR + 2.20%), 7.53%, 1/20/35 (3 month USD Term SOFR + 2.2)(a)(b)	$2,000,000	$2,008,304
CBAM Ltd., Series 2020-12A, Class AR, ABS, 6.77%, 7/20/34 (3 month USD Term SOFR + 1.44)(a)(b)	1,750,000	1,732,607
CF Hippolyta Issuer LLC, Series 2020-1, Class B1, 2.28%, 7/15/60(a)	350,786	307,999
CF Hippolyta Issuer LLC, Series 2022-1A, Class A1, ABS, 5.97%, 8/15/62(a)	488,565	475,108
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, 10/13/30	600,000	562,313
CMFT Net Lease Master Issuer LLC, Series 2021-1, Class A2, ABS, 2.57%, 7/20/51(a)	2,394,262	1,794,894
Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 2/25/46(a)	29,042	27,093
Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.98%, 8/25/50(a)	185,224	155,878
Credit Acceptance Auto Loan Trust, Series 2021-4, Class C, ABS, 1.94%, 2/18/31(a)	830,000	759,315
Diamond CLO Ltd., Series 2019-1A, Class DR, ABS, 9.01%, 4/25/29 (3 month USD Term SOFR + 3.66)(a)(b)	1,300,000	1,261,972
DigitalBridge Issuer LLC, Series 2021-1A, Class A2, 3.93%, 9/25/51(a)	1,020,000	927,480
Elevation CLO Ltd., Series 2021-13A, Class A1, ABS, 6.76%, 7/15/34 (3 month USD Term SOFR + 1.45)(a)(b)	1,000,000	984,724
Ellington Loan Acquisition Trust, Series 2007-2, Class A2C, 6.53%, 5/25/37 (1 month USD Term SOFR + 1.21)(a)(b)	4,365	4,297
Flexential Issuer, Series 2021-1A, Class A2, ABS, 3.25%, 11/27/51(a)	1,700,000	1,488,550

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   25

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Ford Credit Auto Owner Trust, Series 2019-1, Class A, 3.52%, 7/15/30(a)	$300,000	$297,923
Ford Credit Auto Owner Trust, Series 2020-1, Class A, ABS, 2.04%, 8/15/31(a)	800,000	758,388
Ford Credit Auto Owner Trust, Series 2020-2, Class A, ABS, 1.06%, 4/15/33(a)	200,000	181,739
Ford Credit Auto Owner Trust, Series 2021-1, Class A, ABS, 1.37%, 10/17/33(a)	3,000,000	2,691,576
Ford Credit Auto Owner Trust, Series 2021-1, Class B, ABS, 1.61%, 10/17/33(a)	120,000	106,986
Ford Credit Auto Owner Trust, Series 2021-2, Class B, ABS, 1.91%, 5/15/34(a)	100,000	88,016
Ford Credit Floorplan Master Owner Trust A, Series 2020-2, Class A, 1.06%, 9/15/27	600,000	546,763
Global SC Finance VII Srl, Series 2020-1A, Class A, 2.17%, 10/17/40(a)	772,100	687,412
Global SC Finance VII Srl, Series 2020-2A, Class A, 2.26%, 11/19/40(a)	201,355	178,643
Global SC Finance VII Srl, Series 2020-2A, Class B, 3.32%, 11/19/40(a)	167,792	149,448
GM Financial Revolving Receivables Trust, Series 2021-1, Class B, ABS, 1.49%, 6/12/34(a)	100,000	87,298
Golub Capital Partners ABS Funding Ltd., Series 2020-1A, Class A2, ABS, 3.21%, 1/22/29(a)	554,292	529,664
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, ABS, 2.10%, 5/20/48(a)	305,617	227,565
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, ABS, 2.31%, 10/20/48(a)	1,203,481	905,067
GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class A, ABS, 2.70%, 1/20/49(a)	863,469	672,583
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
GoodLeap Sustainable Home Solutions Trust, Series 2022-3CS, Class A, ABS, 4.95%, 7/20/49(a)	$919,406	$820,236
GoodLeap Sustainable Home Solutions Trust, Series 2022-4CS, Class B, 5.55%, 11/20/54(a)	500,000	426,565
HERO Funding Trust, Series 2016-1A, Class A, 4.05%, 9/20/41(a)	258,104	231,220
HERO Funding Trust, Series 2016-3A, Class A1, 3.08%, 9/20/42(a)	116,990	100,669
HERO Funding Trust, Series 2020-1A, Class A, 2.59%, 9/20/57(a)	446,958	353,489
Hertz Vehicle Financing III L.P., Series 2021-2A, Class A, ABS, 1.68%, 12/27/27(a)	400,000	350,911
Hertz Vehicle Financing III LLC, 5.94%, 2/25/28(a)	500,000	498,747
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A, ABS, 1.99%, 6/25/26(a)	2,890,000	2,707,811
Hertz Vehicle Financing III LLC, Series 2023-2A, Class C, ABS, 7.13%, 9/25/29(a)	900,000	886,178
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, ABS, 1.21%, 12/26/25(a)	400,000	379,601
Hertz Vehicle Financing LLC, Series 2022-2A, Class A, ABS, 2.33%, 6/26/28(a)	1,100,000	971,497
Home Equity Asset Trust, Series 2003-1, Class M1, 6.93%, 6/25/33 (1 month USD Term SOFR + 1.61)(b)	2,523	2,437
Home Partners of America Trust, Series 2021-3, Class A, ABS, 2.20%, 1/17/41(a)	357,927	302,727
Jamestown CLO XIV Ltd., Series 2019-14A, Class A1AR, ABS, 6.79%, 10/20/34 (3 month USD Term SOFR + 1.46)(a)(b)	1,125,000	1,112,627
KKR Static CLO 2 Ltd., Series 2022-2A, Class A1, 7.55%, 10/20/31 (3 month USD Term SOFR + 2.22)(a)(b)	2,654,622	2,660,436

See Notes to Financial Statements.
26   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 2.73%, 10/25/48(a)	$25,670	$24,897
LIAS Administration Fee Issuer LLC, Series 2018-1A, Class A, 5.96%, 7/25/48	1,022,778	950,510
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A, ABS, 2.29%, 1/20/48(a)	639,707	480,297
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A, ABS, 2.22%, 3/20/48(a)	356,589	256,942
Logan CLO I Ltd., Series 2021-1A, Class A, ABS, 6.75%, 7/20/34 (3 month USD Term SOFR + 1.42)(a)(b)	1,000,000	995,974
Mariner Finance Issuance Trust, Series 2021-AA, Class A, ABS, 1.86%, 3/20/36(a)	1,710,000	1,512,078
MCA Fund Holding LLC, Series 2020-1, Class A, ABS, 3.25%, 11/15/35(a)	448,426	425,272
Midocean Credit CLO IX, Series 2018-9A, Class A1, 6.74%, 7/20/31 (3 month USD Term SOFR + 1.41)(a)(b)	500,000	498,991
MMAF Equipment Finance LLC, Series 2019-A, Class A5, 3.08%, 11/12/41(a)	300,000	293,428
MMAF Equipment Finance LLC, Series 2019-B, Class A5, 2.29%, 11/12/41(a)	300,000	277,779
Monroe Capital ABS Funding Ltd., Series 2021-1A, Class A2, ABS, 2.82%, 4/22/31(a)	2,200,000	2,100,835
Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.10%, 4/20/46(a)	456,873	385,098
Mosaic Solar Loan Trust, Series 2020-2A, Class A, 1.44%, 8/20/46(a)	517,451	417,058
Mosaic Solar Loan Trust, Series 2021-1A, Class B, ABS, 2.05%, 12/20/46(a)	591,259	446,655
Mosaic Solar Loan Trust, Series 2021-3A, Class A, ABS, 1.44%, 6/20/52(a)	1,222,437	941,798
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Mosaic Solar Loan Trust, Series 2021-3A, Class C, ABS, 1.77%, 6/20/52(a)	$400,000	$318,562
Mosaic Solar Loan Trust, Series 2022-3A, Class A, 6.10%, 6/20/53(a)	859,045	844,464
Mountain View CLO IX Ltd., Series 2015-9A, Class A1R, 6.69%, 7/15/31 (3 month USD Term SOFR + 1.38)(a)(b)	995,613	989,354
Mountain View CLO XVI Ltd., Series 2022-1A, Class A, 7.81%, 10/15/32 (3 month USD Term SOFR + 2.5)(a)(b)	2,500,000	2,504,500
NADG NNN Operating L.P., Series 2019-1, Class A, 3.37%, 12/28/49(a)	379,236	356,523
Nassau CFO LLC, Series 2019-1, Class A, 3.98%, 8/15/34(a)	725,403	675,086
Navient Private Education Refi Loan Trust, Series 2018-CA, Class A2, 3.52%, 6/16/42(a)	14,088	13,887
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68(a)	93,465	88,534
Navient Private Education Refi Loan Trust, Series 2020-B, Class A2, 2.12%, 1/15/69(a)	137,487	124,667
Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.69%, 5/15/69(a)	109,336	98,008
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, ABS, 2.41%, 10/20/61(a)	1,730,000	1,438,480
Newtek Small Business Loan Trust, Series 2018-1, Class A (PRIME – 0.550%), 7.95%, 2/25/44(a)(b)	204,314	202,385
Newtek Small Business Loan Trust, Series 2018-1, Class B (PRIME + 0.750%), 9.25%, 2/25/44(a)(b)	98,326	97,630
NFAS2 LLC, Series 2022-1, Class A, ABS, 6.86%, 9/15/28(a)	830,000	811,995
NMEF Funding LLC, Series 2022-B, Class B, 7.12%, 6/15/29(a)	1,340,000	1,344,539

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   27

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Northwoods Capital XV Ltd., Series 2017-15A, Class A1R, ABS, 6.87%, 6/20/34 (3 month USD Term SOFR + 1.47)(a)(b)	$2,000,000	$1,973,528
NXT Capital CLO LLC, Series 2020-1A, Class C, ABS, 8.94%, 1/20/31 (3 month USD Term SOFR + 3.61)(a)(b)	1,620,000	1,563,958
Ocean Trails CLO V, Series 2014-5A, Class ARR,, 6.84%, 10/13/31 (3 month USD Term SOFR + 1.54)(a)(b)	1,474,373	1,473,198
OCP CLO Ltd., Series 2015-9A, Class A1R2, 6.56%, 1/15/33 (3 month USD Term SOFR + 1.25)(a)(b)	1,000,000	993,863
OFSI BSL XII Ltd., Series 2023-12A, Class A1, ABS,, 7.36%, 1/20/35 (3 month USD Term SOFR + 2.4)(a)(b)	2,000,000	2,013,184
OnDeck Asset Securitization Trust III LLC, Series 2021-1A, Class B, ABS, 2.28%, 5/17/27(a)	2,050,000	1,962,058
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class A, 3.63%, 9/14/27(a)	900,000	873,535
OneMain Direct Auto Receivables Trust, Series 2021-1A, Class B, ABS, 1.26%, 7/14/28(a)	600,000	541,356
OneMain Direct Auto Receivables Trust, Series 2021-1A, Class C, 1.42%, 7/14/28(a)	500,000	449,660
OneMain Financial Issuance Trust, 5.84%, 9/15/36(a)	1,200,000	1,191,510
OneMain Financial Issuance Trust, Series 2023-2A, Class B, 6.17%, 9/15/36(a)	1,070,000	1,063,196
OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.84%, 5/14/32(a)	11,839	11,817
OneMain Financial Issuance Trust, Series 2020-2A, Class A, 1.75%, 9/14/35(a)	600,000	538,332
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
OneMain Financial Issuance Trust, Series 2021-1A, Class A2, ABS, (SOFR30A + 0.760%), 6.07%, 6/16/36(a)(b)	$600,000	$587,066
OneMain Financial Issuance Trust, Series 2022-3A, Class A, 5.94%, 5/15/34(a)	1,350,000	1,341,092
Oportun Issuance Trust, Series 2021-B, Class C, ABS, 3.65%, 5/8/31(a)	1,290,000	1,183,993
Oxford Finance Funding Trust, Series 2023-1A, Class A2, ABS, 6.72%, 2/15/31(a)	2,700,000	2,650,336
Pawneee Equipment Receivables LLC, Series 2022-1, Class A3, ABS, 5.17%, 2/15/28(a)	1,140,000	1,126,186
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, ABS, (1 month USD SOFR + 0.530%), 5.96%, 5/25/70(a)(b)	326,664	320,458
PFS Financing Corp., Series 2022-D, Class A, ABS, 4.27%, 8/15/27(a)	2,350,000	2,277,077
ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A (PRIME – 0.500%), 8.00%, 12/27/44(a)(b)	150,690	144,901
Regatta VII Funding Ltd., Series 2016-4A, Class A1R2, ABS, 6.81%, 6/20/34 (3 month USD Term SOFR + 1.41)(a)(b)	1,500,000	1,491,659
Regional Management Issuance Trust, Series 2020-1, Class A, 2.34%, 10/15/30(a)	320,000	311,795
Regional Management Issuance Trust, Series 2021-1, Class A, ABS, 1.68%, 3/17/31(a)	1,870,000	1,759,733
Renew Financial, Series 2018-1, Class A, 3.95%, 9/20/53(a)	156,531	139,090
Renew Financial, Series 2021-1, Class A, ABS, 2.06%, 11/20/56(a)	657,212	497,818

See Notes to Financial Statements.
28   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Republic Finance Issuance Trust, Series 2020-A, Class A, ABS, 2.47%, 11/20/30(a)	$1,010,000	$982,143
Republic Finance Issuance Trust, Series 2020-A, Class B, ABS, 3.54%, 11/20/30(a)	600,000	565,700
Romark WM-R Ltd., Series 2018-1A, Class A1, ABS, 6.62%, 4/20/31 (3 month USD Term SOFR + 1.29)(a)(b)	1,714,230	1,705,842
Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 4/20/45(a)	740,000	704,776
Sabey Data Center Issuer LLC, Series 2022-1, Class A2, ABS, 5.00%, 6/20/47(a)	600,000	546,363
Santander Drive Auto Receivables Trust, 6.04%, 12/15/31	600,000	597,732
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, ABS, 0.90%, 6/15/26	105,891	104,962
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, ABS, 1.35%, 7/15/27	500,000	475,529
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, ABS, 0.95%, 9/15/27	270,856	266,735
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, ABS, 5.09%, 5/15/30	200,000	195,199
SFS Auto Receivables Securitization Trust, Series 2023-1A, Class B, 5.71%, 1/22/30(a)	100,000	98,262
SFS Auto Receivables Securitization Trust, Series 2023-1A, Class C, 5.97%, 2/20/31(a)	100,000	97,903
SoFi Professional Loan Program LLC, Series 2019-A, Class A2FX, 3.69%, 6/15/48(a)	56,770	54,262
SoFi Professional Loan Program LLC, Series 2019-C, Class A2FX, 2.37%, 11/16/48(a)	124,369	114,139
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
SoFi Professional Loan Program LLC, Series 2020-A, Class A2FX, 2.54%, 5/15/46(a)	$224,577	$205,561
SoFi Professional Loan Program LLC, Series 2020-C, Class AFX, 1.95%, 2/15/46(a)	118,045	105,320
Store Master Funding I-VII, Series 2019-1, Class A1, 2.82%, 11/20/49(a)	997,151	892,560
Store Master Funding I-VII XIV XIX XX, Series 2021-1A, Class A1, ABS, 2.12%, 6/20/51(a)	1,137,063	936,418
STWD Ltd, Series 2019-FL1, Class B, 7.05%, 7/15/38 (1 month USD Term SOFR + 1.71)(a)(b)	470,000	450,159
STWD Ltd, Series 2019-FL1, Class C, 7.40%, 7/15/38 (1 month USD Term SOFR + 2.06)(a)(b)	280,000	264,431
Summit Issuer LLC, Series 2020-1A, Class A2, ABS, 2.29%, 12/20/50(a)	1,620,000	1,457,581
Summit Issuer LLC, Series 2023-1A, Class A2, ABS, 5.60%, 2/20/53(a)	1,000,000	946,875
Sunnova Helios XII Issuer LLC, 5.30%, 8/22/50(a)	985,285	937,847
Sunrun Athena Issuer LLC, Series 2018-1, Class A, 5.31%, 4/30/49(a)	221,792	202,497
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, ABS, 2.27%, 1/30/57(a)	1,164,900	920,505
Sunrun Julius Issuer LLC, 6.60%, 1/30/59(a)	1,275,000	1,261,393
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, ABS, 4.75%, 7/30/57(a)	934,186	812,013
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(a)	346,816	303,234
SWC Funding LLC, Series 2018-1A, Class A, 4.75%, 8/15/33(a)	521,634	516,306
TCW CLO Ltd., Series 2017-1A, Class A1RR, ABS, 6.81%, 10/29/34 (3 month USD Term SOFR + 1.44)(a)(b)	750,000	742,481

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   29

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Tesla Auto Lease Trust, 5.86%, 8/20/25(a)	$720,000	$718,917
Tesla Auto Lease Trust, 5.89%, 6/22/26(a)	500,000	498,113
Tesla Auto Lease Trust, 6.13%, 9/21/26(a)	1,222,000	1,221,456
Tesla Auto Lease Trust, 6.57%, 8/20/27(a)	1,090,000	1,090,332
Tesla Auto Lease Trust, Series 2021-B, Class A3, ABS, 0.60%, 9/22/25(a)	1,200,000	1,170,022
TH MSR issuer Trust, Series 2019-FT1, Class A, 8.23%, 6/25/24 (1 month USD Term SOFR + 2.91)(a)(b)	250,000	243,094
Tikehau U.S. CLO IV Ltd., Series 2023-1PL, Class A1, 7.47%, 7/15/34 (3 month USD Term SOFR + 2.2)(a)(b)	1,500,000	1,518,145
Towd Point Mortgage Trust, Series 2020-4, Class A1, ABS, 1.75%, 10/25/60(a)	132,289	114,142
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 5/25/33(a)	300,000	278,529
Trimaran Cavu Ltd., Series 2019-1A, Class A1, 7.05%, 7/20/32 (3 month USD Term SOFR + 1.72)(a)(b)	500,000	499,676
TSTAT Ltd., Series 2022-2A, Class A1, 7.70%, 1/20/31 (3 month USD Term SOFR + 2.37)(a)(b)	1,900,723	1,903,992
Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, 3.19%, 7/15/44(a)	810,496	787,152
VCP RRL ABS I Ltd., Series 2021-1A, Class A, ABS, 2.15%, 10/20/31(a)	625,235	568,483
Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48(a)	224,208	200,824
Vivint Solar Financing V LLC, Series 2018-1A, Class B, 7.37%, 4/30/48(a)	577,791	523,211
Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49(a)	451,250	418,016
Westlake Automobile Receivables Trust, Series 2023-1A, Class C, ABS, 5.74%, 8/15/28(a)	1,600,000	1,581,237
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class a, 5.80%, 4/18/38(a)	$1,100,000	$1,093,087
Wind River CLO Ltd., Series 2016-KRA, Class A3, ABS, 6.78%, 10/15/34 (3 month USD Term SOFR + 1.47)(a)(b)	750,000	741,080
World Omni Select Auto Trust, Series 2019-A, Class C, 2.38%, 12/15/25	40,398	40,335
World Omni Select Auto Trust, Series 2021-A, Class C, ABS, 1.09%, 11/15/27	100,000	91,732
Zais CLO 9 Ltd., Series 2018-2A, Class A, 6.79%, 7/20/31 (3 month USD Term SOFR + 1.46)(a)(b)	956,391	947,963
TOTAL ASSET-BACKED SECURITIES (Cost: $153,189,674)		146,300,614
BANK LOANS – 0.2%
Industrial – 0.1%
Liberty Tire Recycling Holdco LLC, 2021 Term Loan, 9.82%, 5/5/28(b)	982,412	926,414
UTILITIES – 0.1%
ExGen Renewables IV LLC, 2020 Term Loan, 8.18%, 12/15/27(b)	869,947	866,528
TOTAL BANK LOANS (Cost: $1,843,151)		1,792,942
COMMERCIAL MORTGAGE-BACKED SECURITIES – 9.8%
Alen Mortgage Trust, Series 2021-ACEN, Class C, 7.70%, 4/15/34 (1 month USD Term SOFR + 2.36)(a)(b)	1,000,000	731,862
Angel Oak Mortgage Trust, Series 2021-8, Class A3, CMO, 2.84%, 11/25/66(a)(b)	100,000	62,025
BANK, Series 2018-BN15, Class A3, 4.14%, 11/15/61	565,364	524,938
BANK, Series 2019-BN23, Class AS, 3.20%, 12/15/52	500,000	408,833
BANK, Series 2020-BN28, Class A3, 1.58%, 3/15/63	1,200,000	926,267
BANK, Series 2020-BN29, Class A3, 1.74%, 11/15/53	500,000	369,319
Bank5, Series 2018-5YR2, Class A3, 6.66%, 6/15/28	3,000,000	3,059,654
Bank5, Series 2023-5A, Class A3, 6.26%, 4/15/56(b)	2,100,000	2,104,291

See Notes to Financial Statements.
30   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
BBCMS Mortgage Trust, 6.51%, 9/15/56(b)	$800,000	$812,957
Bellemeade Re Ltd., Series 2021-2A, Class M1A, CMO, (SOFR30A + 1.200%), 6.52%, 6/25/31(a)(b)	184,841	184,456
Bellemeade Re Ltd., Series 2021-3A, Class M1A, CMO, (SOFR30A + 1.000%), 6.32%, 9/25/31(a)(b)	134,430	133,948
Bellemeade Re Ltd., Series 2021-3A, Class M1A, CMO, (SOFR30A + 1.750%), 7.07%, 3/25/31(a)(b)	7,809	7,811
Bellemeade Re Ltd., Series 2022-1, Class M1A, CMO, (SOFR30A + 1.750%), 7.07%, 1/26/32(a)(b)	636,228	636,231
Benchmark Mortgage Trust, Series 2019-B10, Class 3CCA, 4.03%, 3/15/62(a)(b)	250,000	169,649
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.46%, 3/15/62	850,000	754,801
Benchmark Mortgage Trust, Series 2020-B19, Class A4, 1.55%, 9/15/53	1,200,000	919,420
Benchmark Mortgage Trust, Series 2020-B20, Class A4, 1.75%, 10/15/53	1,300,000	984,746
Benchmark Mortgage Trust, Series 2020-B21, Class A4, 1.70%, 12/17/53	500,000	384,888
Benchmark Mortgage Trust, Series 2020-IG3, Class A2, 2.48%, 9/15/48(a)	1,500,000	1,399,949
Benchmark Mortgage Trust, Series 2021-B24, Class A3, 2.01%, 3/15/54	550,000	454,720
Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.26%, 3/15/54	600,000	469,002
Benchmark Mortgage Trust, Series 2021-B25, Class A3, 1.91%, 4/15/54	1,200,000	968,778
Benchmark Mortgage Trust, Series 2021-B25, Class A4, 2.27%, 4/15/54	800,000	621,740
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Benchmark Mortgage Trust, Series 2021-B30, Class A4, 2.33%, 11/15/54	$3,000,000	$2,300,787
Benchmark Mortgage Trust, Series 2021-B31, Class A4, 2.42%, 12/15/54	1,200,000	936,684
Benchmark Mortgage Trust, Series 2028-B4, Class M1A, CMO, (SOFR30A + 1.750%), Class A3, 3.89%, 7/15/51	500,000	471,101
BMO Mortgage Trust, 6.53%, 8/15/56(b)	1,650,000	1,673,870
BMO Mortgage Trust, Series 2022-C1, Class 360B, 4.07%, 2/17/55(a)(b)	1,000,000	711,393
BMO Mortgage Trust, Series 2022-C3, Class A5, 5.31%, 9/15/54	1,000,000	957,401
BX Commercial Mortgage Trust, Series 2022-AHP, Class AS, 6.82%, 1/17/39 (1 month USD Term SOFR + 1.49)(a)(b)	1,000,000	981,354
BX Commercial Mortgage Trust, Series 2022-AHP, Class C, 7.42%, 1/17/39 (1 month USD Term SOFR + 2.09)(a)(b)	1,000,000	969,986
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A3, 2.75%, 1/15/53	800,000	665,103
CD Mortgage Trust, Series 2016-CD2, Class B, 3.88%, 11/10/49(b)	500,000	400,012
CD Mortgage Trust, Series 2019-CD8, Class A3, 2.66%, 8/15/57	900,000	744,112
Century Plaza Towers, Series 2019-CPT, Class A, 2.87%, 11/13/39(a)	250,000	198,802
Century Plaza Towers, Series 2019-CPT, Class E, 3.10%, 11/13/39(a)(b)	488,000	286,538
CF Mortgage Trust, Series 2020-P1, Class A1, 2.84%, 4/15/25(a)(b)	830,358	779,647
Citigroup Commercial Mortgage Trust, 3.06%, 4/15/49	2,000,000	1,885,865

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   31

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3, 3.37%, 10/10/47	$93,125	$91,135
Citigroup Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.87%, 11/10/31(a)(b)	1,000,000	920,000
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.31%, 4/10/49	3,000,000	2,791,271
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3, 2.65%, 7/10/49	114,286	104,293
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A3, 4.15%, 11/10/51	837,000	771,652
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A3, 2.86%, 12/15/72	280,000	233,095
COMM Mortgage Trust, Series 2013-LC13, Class D, 5.39%, 8/10/46(a)(b)	500,000	435,001
COMM Mortgage Trust, Series 2014-UBS2, Class A5, 3.96%, 3/10/47	2,855,500	2,833,827
COMM Mortgage Trust, Series 2022-HC, Class B, 3.17%, 1/10/39(a)	1,000,000	809,725
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, CMO, (SOFR30A + 1.900%), 7.22%, 12/25/41(a)(b)	400,000	392,500
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2, (SOFR30A + 3.500%), 8.82%, 3/25/42(a)(b)	445,000	457,238
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, CMO, (SOFR30A + 3.100%), 8.42%, 3/25/42(a)(b)	315,000	319,530
Connecticut Avenue Securities Trust, Series 2022-R05, Class 2M2, CMO, (SOFR30A + 3.000%), 8.32%, 4/25/42(a)(b)	120,000	121,684
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M2, CMO, (SOFR30A + 3.850%), 9.17%, 5/25/42(a)(b)	$625,000	$648,050
Connecticut Avenue Securities Trust, Series 2022-R07, Class 1M2, CMO, (SOFR30a + 4.650%), 9.97%, 6/25/42(a)(b)	505,000	537,512
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M2, CMO, (SOFR30A + 3.600%), 8.92%, 7/25/42(a)(b)	160,000	164,600
Connecticut Avenue Securities Trust, Series 2022-R09, Class 2M2, CMO, (SOFR30A + 4.750%), 10.07%, 9/25/42(a)(b)	230,000	247,925
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M2, CMO, (SOFR30A + 3.750%), 9.07%, 12/25/42(a)(b)	1,260,000	1,321,354
CRSO Trust, 7.12%, 7/10/28	1,000,000	992,881
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.23%, 6/15/57	115,952	111,532
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A3, 4.15%, 11/15/51	700,000	634,199
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A2, 2.49%, 3/15/54	1,190,163	959,904
CSMC Trust, Series 2018-RPL9, Class A, 3.85%, 9/25/57(a)(b)	118,118	108,612
CSMC Trust, Series 2020-RPL6, Class A1, CMO, 2.69%, 3/25/59(a)(b)	125,557	122,554
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.80%, 9/12/40(a)	890,000	886,151
Eagle RE Ltd., Series 2021-2, Class M1A, CMO, (SOFR30A + 1.550%), 6.87%, 4/25/34(a)(b)	312,531	312,541
Federal Home Loan Mortgage Corp., Series 2021-DNA3, Class M2, CMO, REMIC, (SOFR30A + 2.100%), 7.42%, 10/25/33(a)(b)	625,000	626,071

See Notes to Financial Statements.
32   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Federal Home Loan Mortgage Corp., Series 2021-DNA5, Class M2, CMO, REMIC, (SOFR30A + 1.650%), 6.97%, 1/25/34(a)(b)	$40,241	$40,203
Federal Home Loan Mortgage Corp., Series 2021-HQA3, Class M1, CMO, REMIC, (SOFR30A + 0.850%), 6.17%, 9/25/41(a)(b)	1,163,167	1,137,357
Federal Home Loan Mortgage Corp., Series 2021-P011, Class A1, 1.20%, 9/25/31	745,908	631,018
Federal Home Loan Mortgage Corp., Series 2022-DNA1, Class M1A, CMO, REMIC, (SOFR30A + 1.000%), 6.32%, 1/25/42(a)(b)	301,060	298,251
Federal Home Loan Mortgage Corp., Series 2022-DNA3, Class M1B, CMO, REMIC, (SOFR30A + 2.900%), 8.22%, 4/25/42(a)(b)	495,000	505,627
Federal Home Loan Mortgage Corp., Series 2022-DNA4, Class M1B, CMO, REMIC, (SOFR30A + 3.350%), 8.67%, 5/25/42(a)(b)	735,000	761,799
Federal Home Loan Mortgage Corp., Series 2022-HQA2, Class M1B, CMO, (SOFR30A + 4.000%), 9.32%, 7/25/42(a)(b)	45,000	46,772
Federal Home Loan Mortgage Corp., Series 2022-ML13, Class ACA, 2.88%, 7/25/36	979,626	802,350
Federal Home Loan Mortgage Corp., Series 2022-ML14, Class A, 3.65%, 11/25/38(a)(b)	996,085	823,673
Federal Home Loan Mortgage Corp., Series 2022-P013, Class A2, 2.85%, 2/25/32(b)	1,000,000	814,742
Federal Home Loan Mortgage Corp., Series 4661, Class BV, CMO, REMIC, 3.50%, 12/15/36	262,935	257,625
Federal Home Loan Mortgage Corp., Series 4710, Class KZ, CMO, REMIC, 3.50%, 8/15/47	1,177,527	1,010,573
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Federal Home Loan Mortgage Corp., Series 4835, Class AS, 1.16%, 10/15/48 (1 month USD SOFR + 9.84%)(b)	$70,178	$57,442
Federal Home Loan Mortgage Corp., Series 5021, Class SB, CMO, IO, REMIC, (SOFR30A + 3.550%), 10/25/50(b)(f)	929,676	19,040
Federal National Mortgage Association, Series 2017-51, Class CP, CMO, REMIC, 3.00%, 2/25/47	302,134	263,683
Federal National Mortgage Association, Series 2018-M10, Class A1, 3.47%, 7/25/28(b)	6,847	6,788
Federal National Mortgage Association, Series 2018-M8, Class A2, 3.41%, 6/25/28(b)	453,338	420,985
Federal National Mortgage Association, Series 2019-M21, Class 3A1, 2.10%, 6/25/34	347,173	315,652
Federal National Mortgage Association, Series 2020-24, Class SP, CMO, IO, REMIC, (1 month USD SOFR + 6.050%), 0.62%, 4/25/50(b)(f)	250,622	23,220
Federal National Mortgage Association, Series 2020-56, Class LI, CMO, IO, REMIC, 2.00%, 8/25/50(f)	347,951	47,375
Federal National Mortgage Association, Series 2020-75, Class LI, CMO, IO, REMIC, 2.50%, 11/25/50(f)	552,031	77,055
Federal National Mortgage Association, Series 2021-76, Class IY, CMO, IO, REMIC, 2.50%, 11/25/51(f)	228,755	30,255
Federal National Mortgage Association, Series 2021-M3G, Class A2, 1.29%, 1/25/31(b)	1,000,000	763,854

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   33

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Federal National Mortgage Association, Series 2022-51, Class PS, 0.64%, 8/25/52 (SOFR30A + 5.950%)(b)(f)	$636,231	$33,001
Federal National Mortgage Association, Series M068, Class A, 3.15%, 10/15/36	984,430	788,117
Flagstar Mortgage Trust, Series 2021-4, Class A21, CMO, 2.50%, 6/1/51(a)(b)	206,108	150,628
Freddie Mac REMICS, Series 5160, Class ZG, CMO, REMIC, 3.00%, 9/25/50	69,885	43,344
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1B, CMO, REMIC (SOFR30A + 4.500%), 9.82%, 6/25/42(a)(b)	670,000	719,075
Government National Mortgage Association, Series 2013-99, Class AX, 3.00%, 7/20/43(e)	144,736	129,010
Government National Mortgage Association, Series 2015-143, Class WA, 4.00%, 10/20/45	139,261	130,654
Government National Mortgage Association, Series 2018-146, Class Z, CMO, REMIC, 3.50%, 10/20/48	1,187,479	1,022,428
Government National Mortgage Association, Series 2018-76, Class IO, 4.00%, 6/20/46(f)	33,563	4,405
Government National Mortgage Association, Series 2021-165, Class ST, CMO, IO, REMIC, 1/20/50 (1 month USD Term SOFR + 3.25)(b)(f)	149,507	21
Government National Mortgage Association, Series 2021-209, Class Z, CMO, REMIC, 3.00%, 11/20/51	613,013	396,763
Government National Mortgage Association, Series 2022-124, Class QZ, CMO, (SOFR30A + 1.750%), 4.00%, 7/20/52	125,723	92,192
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Government National Mortgage Association, Series 2022-126, Class CS, CMO, IO, (SOFR30A + 3.760%), 7/20/52(b)(f)	$1,397,495	$13,876
Government National Mortgage Association, Series 2022-133, Class SA, 7/20/52 (SOFR30A + 3.950%)(b)(f)	538,526	6,543
Government National Mortgage Association, Series 2022-148, Class DS, CMO, REMIC, IO, 8/20/52 (SOFR30A + 3.600%)(b)(f)	546,269	5,463
Government National Mortgage Association, Series 2022-180, Class Z, 5.00%, 10/20/52	3,140,401	2,669,375
Government National Mortgage Association, Series 2022-46, Class S, CMO, IO, (SOFR30A + 3.500%), 3/20/52(b)(f)	378,860	3,238
Government National Mortgage Association, Series 2022-51, Class SC, CMO, IO, (SOFR30A + 3.500%), 3/20/52(b)(f)	1,148,784	18,198
Government National Mortgage Association, Series 2022-66, Class SB, CMO, IO, (SOFR30A + 3.850%), 4/20/52(b)(f)	388,484	4,421
Government National Mortgage Association, Series 2022-68, Class SP, CMO, IO, (SOFR30A + 3.850%), 4/20/52(b)(f)	305,998	3,250
Government National Mortgage Association, Series 2022-7, Class SB, CMO, REMIC,IO, 4/20/52 (SOFR30A + 3.750%)(b)(f)	705,952	7,023
Government National Mortgage Association, Series 2022-78, Class MS, CMO, IO, (SOFR30A + 3.600%), 4/20/52(b)(f)	1,014,722	8,371
Government National Mortgage Association, Series 2022-93, Class GS, CMO, IO, (SOFR30A + 3.650%), 5/20/52(b)(f)	232,946	3,310

See Notes to Financial Statements.
34   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
GS Mortgage Securities Corportation Trust, Series 2021-IP, Class B, 6.60%, 10/15/36 (1 month USD Term SOFR + 1.26)(a)(b)	$1,720,000	$1,603,954
GS Mortgage Securities Corportation Trust, Series 2021-RENT, Class A, 6.15%, 11/21/35 (1 month USD Term SOFR + 0.81)(a)(b)	296,924	281,521
GS Mortgage Securities Trust, Series 2015-GC34, Class A3, 3.24%, 10/10/48	979,605	929,707
GS Mortgage Securities Trust, Series 2016-GS4, Class C, 4.08%, 11/10/49(b)	500,000	400,332
GS Mortgage Securities Trust, Series 2018-GS10, Class A3, 4.26%, 7/10/51(b)	800,000	768,250
GS Mortgage Securities Trust, Series 2019-GC39, Class A3, 3.31%, 5/10/52	1,000,000	866,521
GS Mortgage Securities Trust, Series 2019-GC42, Class A3, 2.75%, 9/10/52	1,100,000	930,058
GS Mortgage Securities Trust, Series 2020-GC47, Class A4, 2.13%, 5/12/53	1,400,000	1,113,248
GS Mortgage Securities Trust, Series 2020-GSA2, Class A4, 1.72%, 12/12/53	1,100,000	843,946
GS Mortgage Securities Trust, Series 2021-GSA3, Class A4, 2.37%, 12/15/54	1,400,000	1,068,383
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class A4, CMO, 2.50%, 10/25/51(a)(b)	329,944	241,130
GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A36, CMO, 3.00%, 9/25/52(a)(b)	90,200	68,919
GS Mortgage-Backed Securities Trust, Series 2021-PJ10, Class A4, CMO, 2.50%, 3/25/52(a)(b)	195,091	142,576
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class A4, CMO, 2.50%, 7/25/51(a)(b)	77,305	56,496
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
GS Mortgage-Backed Securities Trust, Series 2021-PJ6, Class A4, CMO, 2.50%, 11/25/51(a)(b)	$238,848	$176,035
GS Mortgage-Backed Securities Trust, Series 2021-PJ7, Class A4, CMO, 2.50%, 1/25/52(a)(b)	383,956	280,603
GS Mortgage-Backed Securities Trust, Series 2021-PJ8, Class A4, CMO, 2.50%, 1/25/52(a)(b)	183,792	134,319
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A36, CMO, 3.00%, 10/25/52(a)(b)	260,825	199,287
GS Mortgage-Backed Securities Trust, Series 2023-PJ1, Class A24, CMO, 3.50%, 2/25/53(a)(b)	309,334	247,383
HarborView Mortgage Loan Trust, Series 2005-11, Class 2A1A, 6.06%, 8/19/45 (1 month USD Term SOFR + 0.73)(b)	27,628	24,742
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class C10, 5.63%, 8/5/34(a)(b)	900,000	673,610
INTOWN Mortgage Trust, Series 2022-STAY, Class C,, 9.02%, 8/15/39 (1 month USD Term SOFR + 3.69)(a)(b)	1,000,000	999,372
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3, 3.39%, 12/15/49	1,071,000	993,121
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class A, 6.95%, 9/15/29 (1 month USD Term SOFR + 1.36)(a)(b)	271,826	250,759
JP Morgan Mortgage Trust, Series 2015-1, Class B1, CMO, 6.57%, 12/25/44(a)(b)	60,508	57,420
JP Morgan Mortgage Trust, Series 2017-2, Class A13, 3.50%, 5/25/47(a)(b)	6,643	5,624
JP Morgan Mortgage Trust, Series 2017-5, Class A2, CMO, 3.54%, 10/26/48(a)(b)	44,217	42,507

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   35

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
JP Morgan Mortgage Trust, Series 2018-5, Class A13, 3.50%, 10/25/48(a)(b)	$30,966	$25,523
JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 6.18%, 4/25/46 (1 month USD Term SOFR + 0.86)(a)(b)	16,172	15,537
JP Morgan Mortgage Trust, Series 2018-8, Class A13, 4.00%, 1/25/49(a)(b)	1,450	1,288
JP Morgan Mortgage Trust, Series 2018-9, Class A13, 4.00%, 2/25/49(a)(b)	1,400	1,242
JP Morgan Mortgage Trust, Series 2019-1, Class A15, 4.00%, 5/25/49(a)(b)	3,687	3,294
JP Morgan Mortgage Trust, Series 2019-INV1, Class A11, CMO, 6.38%, 10/25/49 (1 month USD Term SOFR + 1.06)(a)(b)	12,719	12,260
JP Morgan Mortgage Trust, Series 2020-1, Class B2, 3.83%, 6/25/50(a)(b)	32,267	26,314
JP Morgan Mortgage Trust, Series 2020-10, Class A15, 2.50%, 12/25/51(a)(b)	84,601	61,828
JP Morgan Mortgage Trust, Series 2021-11, Class A15, CMO, 2.50%, 1/25/52(a)(b)	177,880	129,999
JP Morgan Mortgage Trust, Series 2021-14, Class A15, 2.50%, 5/25/52(a)(b)	111,217	81,279
JP Morgan Mortgage Trust, Series 2021-15, Class A15, CMO, 2.50%, 6/25/52(a)(b)	371,976	271,847
JP Morgan Mortgage Trust, Series 2021-7, Class A15, CMO, 2.50%, 11/25/51(a)(b)	155,886	113,925
JP Morgan Mortgage Trust, Series 2021-8, Class A15, CMO, 2.50%, 12/25/51(a)(b)	113,962	83,286
JP Morgan Mortgage Trust, Series 2022-2, Class A25, 3.00%, 8/25/52(a)(b)	89,904	68,692
JP Morgan Mortgage Trust, Series 2022-3, Class A25, 3.00%, 8/25/52(a)(b)	399,982	305,611
JP Morgan Mortgage Trust, Series 2022-4, Class A17A, CMO, 3.00%, 10/25/52(a)(b)	272,544	208,922
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
JP Morgan Mortgage Trust, Series 2022-6, Class A17A, CMO, 3.00%, 11/25/52(a)(b)	$229,501	$175,927
JP Morgan Mortgage Trust, Series 2022-7, Class 1A17, 3.00%, 12/25/52(a)(b)	130,788	100,257
JP Morgan Mortgage Trust, Series 2022-LTV1, Class A1, 3.25%, 7/25/52(a)(b)	132,061	107,369
JP Morgan Mortgage Trust, Series 2022-LTV2, Class A6, CMO, 3.50%, 9/25/52(a)(b)	279,057	223,169
JP Morgan Mortgage Trust, Series 2023-1, Class A15B, CMO, 5.50%, 6/25/53(a)(b)	136,459	130,394
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class D, 4.03%, 11/15/47(a)(b)	470,000	330,512
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1, 3.41%, 11/15/47	234,627	226,950
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A4, 3.55%, 7/15/48	72,738	68,951
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A3, 3.05%, 10/15/50	969,373	942,373
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 9/10/39(a)	1,000,000	856,273
Manhattan West Mortgage Trust, Series 2020-1MW, Class C, 2.41%, 9/10/39(a)(b)	500,000	414,617
MFA Trust, Series 2021-RPL1, Class A1, CMO, 1.13%, 7/25/60(a)(b)	489,295	420,585
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class C, 5.01%, 11/15/46(b)	375,000	369,880
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.45%, 7/15/50	163,962	156,700
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3, 3.06%, 5/15/49	237,229	222,028

See Notes to Financial Statements.
36   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class D, 3.00%, 5/15/49(a)	$400,000	$285,318
Morgan Stanley Capital I Trust, Series 2018-H3, Class A3, 3.92%, 7/15/51	32,180	30,839
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.32%, 5/15/36 (1 month USD Term SOFR + 1.99)(a)(b)	786,189	756,658
Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, 6/15/52	1,000,000	864,589
Morgan Stanley Capital I Trust, Series 2020-CNP, Class A, 2.51%, 4/5/42(a)(b)	1,000,000	724,045
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class A9, CMO, 2.50%, 8/25/51(a)(b)	148,960	108,863
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-6, Class A4, CMO, 2.50%, 9/25/51(a)(b)	124,998	105,258
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-6, Class A9, CMO, 2.50%, 9/25/51(a)(b)	137,928	100,801
MSCG Trust, Series 2015-ALDR, Class A1, 2.61%, 6/7/35(a)	42,385	40,374
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class C, 7.73%, 3/15/39 (1 month USD Term SOFR + 2.39)(a)(b)	1,090,000	1,061,999
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class D, 8.16%, 7/15/36 (1 month USD Term SOFR + 2.83)(a)(b)	1,000,000	754,169
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class F, 9.66%, 7/15/36 (1 month USD Term SOFR + 4.33)(a)(b)	750,000	487,947
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 6.18%, 1/25/48 (1 month USD Term SOFR + 0.86)(a)(b)	39,236	38,048
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class M1, CMO, 2.99%, 9/25/59(a)(b)	$100,000	$82,134
OAKST Commercial Mortgage Trust, Series 2023-NLP, Class A, 6.30%, 3/15/40(a)(b)	1,400,000	1,367,622
Oaktown Re VII Ltd., Series 2021-2, Class M1A, CMO, (SOFR30A + 1.600%), 6.92%, 4/25/34(a)(b)	702,976	702,979
OBX Trust, Series 2018-1, Class A2, CMO, 6.08%, 6/25/57 (1 month USD Term SOFR + 0.76)(a)(b)	13,149	12,464
OBX Trust, Series 2021-J2, Class A19, CMO, 2.50%, 7/25/51(a)(b)	252,523	184,549
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/54(a)	1,400,000	1,111,974
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, 2/10/32(a)	1,000,000	923,054
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.85%, 2/10/32(a)	1,000,000	877,500
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 2/10/32(a)	1,000,000	812,500
PMT Credit Risk Transfer Trust, Series 2021-1R, Class A, CMO, 8.33%, 2/27/24 (1 month USD Term SOFR + 3.01)(a)(b)	462,480	460,184
RCKT Mortgage Trust, Series 2021-4, Class A21, 2.50%, 9/25/51(a)(b)	311,246	228,243
RCKT Mortgage Trust, Series 2022-2, Class A22, 2.50%, 2/25/52(a)(b)	401,022	293,075
RCKT Mortgage Trust, Series 2022-3, Class A21, CMO, 3.00%, 5/25/52(a)(b)	149,613	114,688
RCKT Mortgage Trust, Series 2022-4, Class A22, 3.50%, 6/25/52(a)(b)	228,697	182,895
RESIMAC Premier, Series 2020-1A, Class A1A, CMO, 6.49%, 2/7/52 (1 month USD Term SOFR + 1.16)(a)(b)	60,004	59,965

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   37

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
SCOTT Trust, Series 2023-SFS, Class A, 5.91%, 3/15/40(a)	$1,550,000	$1,502,405
Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50%, 8/25/58	233,844	212,947
Sequoia Mortgage Trust, Series 2015-2, Class A1, 3.50%, 5/25/45(a)(b)	9,577	8,377
Sequoia Mortgage Trust, Series 2020-3, Class A19, CMO, 3.00%, 4/25/50(a)(b)	50,099	39,960
Sequoia Mortgage Trust, Series 2021-4, Class A19, CMO, 2.50%, 6/25/51(a)(b)	85,041	62,149
Starwood Mortgage Trust, Series 2021-LIH, Class AS, 6.70%, 11/15/36 (1 month USD Term SOFR + 1.37)(a)(b)	1,000,000	971,139
Starwood Mortgage Trust, Series 2021-LIH, Class C, 7.40%, 11/15/36 (1 month USD Term SOFR + 2.07)(a)(b)	1,075,000	1,032,511
Towd Point Mortgage Trust, Series 2021-SJ1, Class A1, CMO, 2.25%, 7/25/68(a)(b)	373,356	345,094
Towd Point Mortgage Trust, Series 2021-SJ2, Class A1A, CMO, 2.25%, 12/25/61(a)(b)	569,851	526,234
UBS Commercial Mortgage Trust, Series 2017-C4, Class A3, 3.30%, 10/15/50	546,616	496,687
UBS Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.56%, 10/15/50	148,558	133,895
UBS Commercial Mortgage Trust, Series 2017-C7, Class A3, 3.42%, 12/15/50	280,846	259,233
UBS Commercial Mortgage Trust, Series 2018-C1, Class A3, 4.31%, 6/15/51	421,027	402,731
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.05%, 5/15/51	1,210,000	1,103,964
UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 6/10/30(a)	41,197	37,901
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, 3.87%, 3/10/46(a)(b)	225,000	139,050
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Verus Securitization Trust, Series 2019-4, Class M1, CMO, 3.21%, 11/25/59(a)(b)	$100,000	$86,888
Verus Securitization Trust, Series 2021-7, Class A3, CMO, 2.24%, 10/25/66(a)(b)	114,060	90,886
VNDO Trust, Series 2016-350P, Class A, 3.81%, 1/10/35(a)	600,000	548,670
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A4, 3.47%, 5/15/52	950,000	849,150
Wells Fargo Commercial Mortgage Trust, Series 2020-SDAL, Class C, 7.19%, 2/15/37 (1 month USD Term SOFR + 1.85)(a)(b)	1,295,000	1,264,439
Wells Fargo Mortgage Backed Securities Trust, Series 2019-2, Class A17, 4.00%, 4/25/49(a)(b)	1,965	1,804
Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A17, CMO, 2.50%, 6/25/51(a)(b)	305,869	223,535
Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A18, CMO, 2.50%, 12/25/51(a)(b)	96,484	70,513
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class D, 4.18%, 5/15/45(a)(b)	225,000	185,942
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class C, 4.99%, 12/15/46(b)	350,000	324,086
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $120,760,905)		107,665,401
CORPORATE BONDS – 18.6%
BASIC MATERIALS – 0.3%
Air Products and Chemicals, Inc., 4.80%, 3/3/33	1,500,000	1,439,046
Albemarle Corp., 5.65%, 6/1/52	30,000	25,061
CF Industries, Inc., 5.38%, 3/15/44	153,000	130,769
Eastman Chemical Co., 5.75%, 3/8/33	99,000	94,593
Ecolab, Inc., 2.70%, 12/15/51	147,000	85,885
Ecolab, Inc., 5.25%, 1/15/28	92,000	91,834
FMC Corp., 5.15%, 5/18/26	24,000	23,317

See Notes to Financial Statements.
38   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
BASIC MATERIALS – (continued)
Georgia-Pacific LLC, 0.95%, 5/15/26(a)	$485,000	$429,302
LYB International Finance III LLC, 4.20%, 5/1/50	205,000	144,302
Newmont Corp., 2.25%, 10/1/30	775,000	617,024
Nucor Corp., 4.30%, 5/23/27	104,000	99,811
RPM International, Inc., 2.95%, 1/15/32	49,000	38,117
RPM International, Inc., 4.55%, 3/1/29	187,000	173,209
SASOL Financing USA LLC, 5.88%, 3/27/24	200,000	198,030
Westlake Chemical Corp., 3.38%, 8/15/61	167,000	92,331
Total Basic Materials		3,682,631
COMMUNICATIONS – 0.8%
Amazon.com, Inc., 3.30%, 4/13/27	121,000	113,849
Amazon.com, Inc., 3.60%, 4/13/32	45,000	39,904
Amazon.com, Inc., 4.10%, 4/13/62	204,000	155,297
Amazon.com, Inc., 4.65%, 12/1/29	79,000	77,056
AT&T, Inc., 3.50%, 9/15/53	1,305,000	806,293
AT&T, Inc., 3.65%, 9/15/59	28,000	17,037
AT&T, Inc., 3.85%, 6/1/60	52,000	33,152
AT&T, Inc., 5.40%, 2/15/34	91,000	85,167
AT&T, Inc., Senior Bond, 4.50%, 5/15/35	151,000	128,799
AT&T, Inc., Senior Bond, 4.75%, 5/15/46	342,000	270,161
AT&T, Inc., Senior Bond, 4.90%, 8/15/37	134,000	116,082
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, 6/1/41	79,000	49,958
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, 3/1/42	430,000	265,726
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.85%, 4/1/61	51,000	28,502
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
COMMUNICATIONS – (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	$578,000	$404,176
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 5/1/47	400,000	304,809
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 6.38%, 10/23/35	550,000	512,458
Comcast Corp., 3.40%, 4/1/30	64,000	56,452
Comcast Corp., 4.00%, 3/1/48	252,000	188,879
Comcast Corp., 4.15%, 10/15/28	120,000	113,671
Comcast Corp., 4.25%, 10/15/30	90,000	82,905
Comcast Corp., 4.60%, 10/15/38	87,000	76,230
Comcast Corp., 5.50%, 5/15/64	302,000	274,803
Corning, Inc., 5.45%, 11/15/79	277,000	232,627
Cox Communications, Inc., 2.60%, 6/15/31(a)	625,000	486,876
Cox Communications, Inc., 5.45%, 9/15/28(a)	89,000	87,516
CSC Holdings LLC, 5.50%, 4/15/27(a)	250,000	214,269
Discovery Communications LLC, 5.30%, 5/15/49	97,000	74,276
Expedia Group, Inc., 2.95%, 3/15/31	73,000	58,812
Paramount Global, 4.38%, 3/15/43	379,000	245,133
Paramount Global, 4.60%, 1/15/45	44,000	28,116
Paramount Global, Senior Bond, 5.85%, 9/1/43	37,000	28,775
T-Mobile USA, Inc., 3.00%, 2/15/41	875,000	579,816
T-Mobile USA, Inc., 3.60%, 11/15/60	86,000	53,200
T-Mobile USA, Inc., 3.88%, 4/15/30	150,000	132,896
T-Mobile USA, Inc., 4.38%, 4/15/40	475,000	381,676

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   39

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
COMMUNICATIONS – (continued)
T-Mobile USA, Inc., 5.65%, 1/15/53	$37,000	$33,790
Time Warner Cable LLC, 6.55%, 5/1/37	4,000	3,628
Verizon Communications, Inc., 1.50%, 9/18/30	1,000,000	758,595
Verizon Communications, Inc., 1.68%, 10/30/30	25,000	19,008
Verizon Communications, Inc., 2.55%, 3/21/31	477,000	379,804
Verizon Communications, Inc., 2.85%, 9/3/41	114,000	73,699
Verizon Communications, Inc., 3.00%, 11/20/60	184,000	99,627
Verizon Communications, Inc., 3.40%, 3/22/41	99,000	70,185
Verizon Communications, Inc., 3.88%, 3/1/52	99,000	69,696
Verizon Communications, Inc., 5.05%, 5/9/33	121,000	113,037
Verizon Communications, Inc., 6.14%, 3/20/26 (SOFR + 0.790%)(b)	558,000	560,657
Total Communications		8,987,080
CONSUMER, CYCLICAL – 1.1%
Caesars Entertainment, Inc., 7.00%, 2/15/30(a)	150,000	145,959
Daimler Truck Finance North America LLC, 5.13%, 1/19/28(a)	159,000	155,030
Daimler Truck Finance North America LLC, 5.20%, 1/17/25(a)	153,000	151,583
Dana, Inc., 5.38%, 11/15/27	75,000	69,386
Delta Air Lines Pass Through Trust, Series 2015-1A, 3.88%, 7/30/27	363,519	330,461
Delta Air Lines Pass Through Trust, Series 2019-1A, 3.40%, 4/25/24	150,000	146,475
Delta Air Lines Pass Through Trust, Series 2020-A, 2.50%, 6/10/28	1,166,277	1,023,149
Delta Air Lines Pass Through Trust, Series 2020-AA, 2.00%, 6/10/28	410,309	358,155
Delta Air Lines Pass Through Trust, Series AA, 3.20%, 4/25/24	1,000,000	983,558
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, CYCLICAL – (continued)
Ford Motor Co., 5.29%, 12/8/46	$400,000	$304,138
Ford Motor Co., Senior Bond, 4.75%, 1/15/43	100,000	72,994
Gap, Inc. (The), 3.63%, 10/1/29(a)	50,000	37,001
Gap, Inc. (The), 3.88%, 10/1/31(a)	150,000	105,393
General Motors Co., 5.40%, 10/15/29	110,000	104,846
General Motors Co., Senior Bond, 6.25%, 10/2/43	205,000	183,668
General Motors Financial Co., Inc., 2.70%, 6/10/31	95,000	72,709
General Motors Financial Co., Inc., 5.80%, 6/23/28	91,000	88,900
Harley-Davidson Financial Services, Inc., Series CO, 6.50%, 3/10/28(a)	146,000	144,334
Hyatt Hotels Corp., 5.75%, 1/30/27	61,000	60,609
Hyundai Capital America, 5.80%, 6/26/25(a)	66,000	65,721
Lowe’s Cos., Inc., 2.80%, 9/15/41	1,250,000	807,388
Lowe’s Cos., Inc., 4.45%, 4/1/62	68,000	49,649
Lowe’s Cos., Inc., 5.75%, 7/1/53	1,150,000	1,072,748
Marriott International, Inc., 4.90%, 4/15/29	45,000	42,905
Marriott International, Inc., Series GG, 3.50%, 10/15/32	761,000	622,650
Marriott International, Inc., Series HH, 2.85%, 4/15/31	281,000	226,514
McDonald’s Corp., 3.63%, 9/1/49	156,000	109,847
McDonald’s Corp., 4.80%, 8/14/28	235,000	229,856
McDonald’s Corp., 5.45%, 8/14/53	132,000	124,119
Mercedes-Benz Finance North America LLC, 4.80%, 3/30/28(a)	150,000	145,310
Mercedes-Benz Finance North America LLC, 5.10%, 8/3/28(a)	163,000	159,628
Mercedes-Benz Finance North America LLC, 5.38%, 11/26/25(a)	151,000	150,160

See Notes to Financial Statements.
40   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, CYCLICAL – (continued)
O’Reilly Automotive, Inc., Senior Note, 3.60%, 9/1/27	$100,000	$93,385
PACCAR Financial Corp., 5.05%, 8/10/26	61,000	60,706
Ritchie Bros Holdings, Inc., 6.75%, 3/15/28(a)	25,000	24,943
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/1/25	200,000	194,908
Starbucks Corp., Senior Note, 2.45%, 6/15/26	500,000	462,863
Stellantis Finance US, Inc., 2.69%, 9/15/31(a)	385,000	296,735
Taylor Morrison Communities, Inc., 5.13%, 8/1/30(a)	100,000	87,375
United Airlines, Inc., 4.38%, 4/15/26(a)	185,000	171,086
United Airlines, Inc., 4.63%, 4/15/29(a)	35,000	30,084
Walmart, Inc., 1.80%, 9/22/31	1,175,000	924,747
Warnermedia Holdings, Inc., 3.64%, 3/15/25	89,000	85,840
Warnermedia Holdings, Inc., 5.05%, 3/15/42	447,000	345,705
Warnermedia Holdings, Inc., 5.14%, 3/15/52	235,000	174,615
Warnermedia Holdings, Inc., 5.39%, 3/15/62	123,000	90,846
Warnermedia Holdings, Inc., 6.41%, 3/15/26	135,000	134,977
William Carter Co. (The), 5.63%, 3/15/27(a)	250,000	240,437
Wolverine World Wide, Inc., 4.00%, 8/15/29(a)	150,000	111,187
Total Consumer, Cyclical		11,875,282
CONSUMER, NON-CYCLICAL – 3.1%
AbbVie, Inc., 4.05%, 11/21/39	174,000	142,353
AbbVie, Inc., 4.25%, 11/21/49	482,000	381,581
AbbVie, Inc., 4.55%, 3/15/35	380,000	345,643
AbbVie, Inc., 4.75%, 3/15/45	150,000	128,754
AbbVie, Inc., Senior Bond, 4.50%, 5/14/35	200,000	180,707
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 3.50%, 3/15/29(a)	175,000	149,202
Amgen, Inc., 2.80%, 8/15/41	610,000	395,699
Amgen, Inc., 4.40%, 5/1/45	37,000	29,317
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Amgen, Inc., 5.25%, 3/2/33	$1,145,000	$1,094,573
Amgen, Inc., 5.65%, 3/2/53	111,000	103,887
Amgen, Inc., 5.75%, 3/2/63	74,000	68,264
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	120,000	109,984
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	220,000	191,740
Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/40	200,000	170,059
Anheuser-Busch InBev Worldwide, Inc., 4.60%, 4/15/48	287,000	242,575
Ascension Health, 2.53%, 11/15/29	630,000	536,728
Ascension Health, 3.11%, 11/15/39	120,000	86,171
Astrazeneca Finance LLC, 4.88%, 3/3/28	135,000	132,634
Astrazeneca Finance LLC, 4.90%, 3/3/30	147,000	143,217
BAT Capital Corp., 2.73%, 3/25/31	620,000	478,416
BAT Capital Corp., 6.34%, 8/2/30	130,000	128,047
Becton Dickinson & Co., 4.69%, 2/13/28	135,000	130,879
Becton Dickinson and Co., 4.30%, 8/22/32	60,000	54,253
Bristol-Myers Squibb Co., 2.95%, 3/15/32	164,000	136,881
Bristol-Myers Squibb Co., 3.90%, 2/20/28	152,000	143,655
Brown-Forman Corp., 4.75%, 4/15/33	64,000	60,830
Bush Foundation, 2.75%, 10/1/50	300,000	179,991
Cardinal Health, Inc., 4.50%, 11/15/44	150,000	114,552
Cencora, Inc., 3.45%, 12/15/27	46,000	42,667
Cencora, Inc., 4.25%, 3/1/45	25,000	19,036
Cencora, Inc., Senior Bond, 4.30%, 12/15/47	76,000	58,749
Cigna Group (The), 2.40%, 3/15/30	505,000	414,663

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   41

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Cigna Group (The), 3.40%, 3/15/50	$217,000	$142,563
Cigna Group (The), 3.88%, 10/15/47	56,000	40,063
Cigna Group (The), 4.38%, 10/15/28	190,000	179,780
Conagra Brands, Inc., 7.00%, 10/1/28	159,000	167,244
Conservation Fund A Nonprofit Corp. (The), Series 2019, 3.47%, 12/15/29	1,000,000	844,365
Constellation Brands, Inc., 4.35%, 5/9/27	67,000	64,112
CVS Health Corp., 5.13%, 7/20/45	261,000	219,633
CVS Health Corp., 6.00%, 6/1/63	61,000	56,009
CVS Health Corp., Senior Bond, 4.78%, 3/25/38	512,000	440,909
CVS Health Corp., Senior Bond, 5.05%, 3/25/48	1,000,000	830,845
Duke University Health System, Inc., Senior Bond, 3.92%, 6/1/47	70,000	53,620
Elevance Health, Inc., 2.88%, 9/15/29	114,000	98,293
Elevance Health, Inc., 6.10%, 10/15/52	54,000	54,337
Eli Lilly & Co., 4.70%, 2/27/33	89,000	85,677
Eli Lilly & Co., 4.88%, 2/27/53	85,000	78,082
ERAC USA Finance LLC, 4.20%, 11/1/46(a)	325,000	249,949
Estee Lauder Cos., Inc. (The), 4.38%, 5/15/28	92,000	88,611
Ford Foundation (The), Series 2020, 2.82%, 6/1/70	161,000	88,464
General Mills, Inc., 4.95%, 3/29/33	64,000	59,966
Gilead Sciences, Inc., 5.55%, 10/15/53	68,000	65,378
Haleon US Capital LLC, 3.63%, 3/24/32	357,000	306,182
HCA, Inc., 3.38%, 3/15/29	57,000	49,941
HCA, Inc., 3.50%, 9/1/30	126,000	106,599
HCA, Inc., 3.50%, 7/15/51	145,000	90,551
HCA, Inc., 4.63%, 3/15/52	162,000	121,629
HCA, Inc., 7.75%, 7/15/36	150,000	161,281
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Hershey Co. (The), 4.25%, 5/4/28	$47,000	$45,516
Hormel Foods Corp., 0.65%, 6/3/24	147,000	142,033
Humana, Inc., 1.35%, 2/3/27	140,000	121,970
Humana, Inc., 5.50%, 3/15/53	37,000	33,622
Humana, Inc., 5.88%, 3/1/33	45,000	44,735
Kenvue, Inc., 4.90%, 3/22/33(a)	109,000	104,171
Keurig Dr Pepper, Inc., 4.42%, 12/15/46	685,000	534,204
Kraft Heinz Foods Co., 4.38%, 6/1/46	499,000	388,842
Kraft Heinz Foods Co., 4.88%, 10/1/49	78,000	65,110
Kroger Co. (The), 3.88%, 10/15/46	37,000	25,964
Lamb Weston Holdings, Inc., 4.13%, 1/31/30(a)	75,000	64,136
Lamb Weston Holdings, Inc., 4.38%, 1/31/32(a)	225,000	188,491
Mars, Inc., 4.65%, 4/20/31(a)	1,094,000	1,040,754
Massachusetts Institute of Technology, 3.89%, 7/1/2116	75,000	51,768
Massachusetts Institute of Technology, 4.68%, 7/1/2114	150,000	123,992
Mather Foundation, Series 2021, 2.68%, 10/1/31	1,000,000	798,247
McCormick & Co., Inc., 4.95%, 4/15/33	51,000	47,453
Medline Borrower L.P., 3.88%, 4/1/29(a)	175,000	147,949
Merck & Co., Inc., 2.15%, 12/10/31	1,150,000	909,404
Merck & Co., Inc., 2.75%, 12/10/51	625,000	377,470
Merck & Co., Inc., 5.15%, 5/17/63	114,000	103,965
Mylan, Inc., 5.20%, 4/15/48	290,000	210,470
Mylan, Inc., 5.40%, 11/29/43	180,000	139,817
NBM US Holdings, Inc., 6.63%, 8/6/29(a)	800,000	729,721
Nestle Holdings, Inc., 4.95%, 3/14/30(a)	900,000	884,126
Nestle Holdings, Inc., 5.25%, 3/13/26(a)	153,000	152,631

See Notes to Financial Statements.
42   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 4/30/28(a)	$275,000	$238,950
Orlando Health Obligated Group, 4.09%, 10/1/48	50,000	37,483
PepsiCo, Inc., 2.25%, 3/19/25	131,000	125,146
PepsiCo, Inc., 2.88%, 10/15/49	1,000,000	653,594
PepsiCo, Inc., 3.60%, 2/18/28	81,000	76,643
PepsiCo, Inc., 3.90%, 7/18/32	92,000	83,831
PepsiCo, Inc., 4.00%, 3/5/42	37,000	29,928
Philip Morris International, Inc., 5.13%, 2/15/30	1,285,000	1,232,369
Philip Morris International, Inc., 5.25%, 9/7/28	575,000	563,051
Philip Morris International, Inc., 5.38%, 2/15/33	200,000	189,567
Pilgrim’s Pride Corp., 5.88%, 9/30/27(a)	175,000	177,546
President & Fellows of Harvard College, 5.63%, 10/1/38	515,000	522,792
President & Fellows of Harvard College, 3.62%, 10/1/37	50,000	41,236
President & Fellows of Harvard College, 6.50%, 1/15/39(a)	105,000	114,368
Procter & Gamble Co. (The), 1.20%, 10/29/30	1,150,000	890,125
Procter & Gamble Co. (The), 3.95%, 1/26/28	139,000	134,466
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/1/29	110,000	91,840
Quanta Services, Inc., 2.90%, 10/1/30	98,000	79,933
Regeneron Pharmaceuticals, Inc., 2.80%, 9/15/50	82,000	47,328
Roche Holdings, Inc., 2.13%, 3/10/25(a)	803,000	765,958
S&P Global, Inc., 2.70%, 3/1/29	130,000	113,662
S&P Global, Inc., 5.25%, 9/15/33(a)	24,000	23,394
Smithfield Foods, Inc., 4.25%, 2/1/27(a)	129,000	119,252
Smithfield Foods, Inc., 5.20%, 4/1/29(a)	162,000	147,966
Stanford Health Care, 3.03%, 8/15/51	1,000,000	632,871
Sutter Health, 4.09%, 8/15/48	125,000	93,780
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Sutter Health, 5.16%, 8/15/33	$409,000	$392,605
Sysco Corp., 4.45%, 3/15/48	290,000	225,042
Sysco Corp., 4.50%, 4/1/46	165,000	128,470
Sysco Corp., 5.95%, 4/1/30	38,000	38,315
Sysco Corp., 6.60%, 4/1/50	95,000	98,073
Tenet Healthcare Corp., 4.38%, 1/15/30	25,000	21,503
Trustees of Boston College, 3.13%, 7/1/52	169,000	111,204
Trustees of Princeton University (The), 2.52%, 7/1/50	90,000	54,770
Trustees of Princeton University (The), 5.70%, 3/1/39	495,000	505,141
Unilever Capital Corp., 2.13%, 9/6/29	675,000	567,554
Unilever Capital Corp., 4.88%, 9/8/28	1,450,000	1,428,331
Unilever Capital Corp., 5.00%, 12/8/33	1,100,000	1,065,252
United Rentals North America, Inc., 3.75%, 1/15/32	50,000	40,340
United Rentals North America, Inc., 3.88%, 2/15/31	62,000	51,572
United Rentals North America, Inc., 5.25%, 1/15/30	70,000	64,744
UnitedHealth Group, Inc., 1.25%, 1/15/26	234,000	213,206
UnitedHealth Group, Inc., 4.75%, 5/15/52	160,000	136,423
UnitedHealth Group, Inc., 4.95%, 5/15/62	52,000	44,824
UnitedHealth Group, Inc., 5.05%, 4/15/53	1,550,000	1,386,728
UnitedHealth Group, Inc., 5.25%, 2/15/28	97,000	97,165
UnitedHealth Group, Inc., 6.05%, 2/15/63	97,000	98,145
University of Chicago (The), 0, 2.76%, 4/1/45	100,000	71,355
Vector Group Ltd., 5.75%, 2/1/29(a)	250,000	212,502
Viatris, Inc., 3.85%, 6/22/40	156,000	101,601
Viatris, Inc., 4.00%, 6/22/50	309,000	186,801
Zoetis, Inc., 2.00%, 5/15/30	675,000	540,320
Zoetis, Inc., 5.40%, 11/14/25	46,000	45,803
Total Consumer, Non-cyclical		33,971,219

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   43

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – 2.0%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 7.88%, 5/15/26(a)	$175,000	$176,246
Apache Corp., 5.35%, 7/1/49	301,000	230,603
Apache Corp., 6.00%, 1/15/37	64,000	57,625
Boardwalk Pipelines L.P., 3.60%, 9/1/32	73,000	59,551
BP Capital Markets America, Inc., 2.77%, 11/10/50	1,000,000	588,741
BP Capital Markets America, Inc., 3.00%, 2/24/50	140,000	87,293
BP Capital Markets America, Inc., 3.54%, 4/6/27	264,000	248,987
BP Capital Markets America, Inc., 4.81%, 2/13/33	1,000,000	935,881
BP Capital Markets America, Inc., 4.89%, 9/11/33	1,213,000	1,138,793
Canadian Natural Resources Ltd., Senior Bond, 6.25%, 3/15/38	200,000	193,751
Cenovus Energy, Inc., Senior Bond, 5.25%, 6/15/37	77,000	68,924
Cheniere Energy Partners L.P., 5.95%, 6/30/33(a)	500,000	482,235
Chevron Corp., 2.24%, 5/11/30	217,000	180,894
Chevron USA, Inc., 4.20%, 10/15/49	52,000	39,515
Colonial Enterprises, Inc., 3.25%, 5/15/30(a)	510,000	438,909
Columbia Pipelines Operating Co. LLC, 5.93%, 8/15/30(a)	215,000	212,232
ConocoPhillips Co., 5.05%, 9/15/33	750,000	717,984
ConocoPhillips Co., 5.30%, 5/15/53	950,000	872,411
Continental Resources, Inc., 3.80%, 6/1/24	775,000	762,508
DCP Midstream Operating L.P., 5.13%, 5/15/29	320,000	304,853
DCP Midstream Operating L.P., 6.75%, 9/15/37(a)	550,000	558,746
Diamondback Energy, Inc., 3.50%, 12/1/29	80,000	70,989
Diamondback Energy, Inc., 4.40%, 3/24/51	151,000	111,301
Diamondback Energy, Inc., 6.25%, 3/15/53	150,000	143,098
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Ecopetrol S.A., Senior Note, 4.13%, 1/16/25	$200,000	$193,029
Energy Transfer L.P., 4.90%, 3/15/35	157,000	138,078
Energy Transfer L.P., 4.95%, 6/15/28	115,000	110,057
Energy Transfer L.P., 5.00%, 5/15/50	505,000	396,146
Energy Transfer L.P., 5.30%, 4/15/47	110,000	89,350
Energy Transfer L.P., 5.75%, 2/15/33	64,000	61,521
Energy Transfer L.P., 6.13%, 12/15/45	20,000	17,790
Energy Transfer L.P., Senior Note, 4.95%, 5/15/28	165,000	157,855
Enterprise Products Operating LLC, 3.70%, 1/31/51	37,000	26,169
Enterprise Products Operating LLC, 4.85%, 8/15/42	200,000	172,535
Enterprise Products Operating LLC, 5.35%, 1/31/33	46,000	44,972
Enterprise Products Operating LLC, Series E, 5.25%, 8/16/77 (5.25% fixed rate until 8/16/27; 3.03% + 3 month USD TERM SOFR thereafter)(b)	121,000	106,478
EQT Corp., 3.63%, 5/15/31(a)	38,000	32,146
Florida Gas Transmission Co. LLC, 2.30%, 10/1/31(a)	355,000	270,647
Gray Oak Pipeline LLC, 3.45%, 10/15/27(a)	173,000	153,266
Halliburton Co., 4.75%, 8/1/43	107,000	87,466
Halliburton Co., Senior Bond, 4.85%, 11/15/35	62,000	55,756
Helmerich & Payne, Inc., 2.90%, 9/29/31	375,000	296,582
Hess Corp., 6.00%, 1/15/40	46,000	43,314
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 4/15/30(a)	100,000	90,165
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 4/15/32(a)	100,000	88,915
Marathon Oil Corp., Senior Bond, 6.60%, 10/1/37	48,000	46,749
MPLX L.P., 1.75%, 3/1/26	1,655,000	1,500,672
MPLX L.P., Senior Bond, 5.50%, 2/15/49	225,000	190,433

See Notes to Financial Statements.
44   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Murray Energy Corp., Secured Note, 12.00%, 4/15/24(a)(c)	$180,991	$0
Occidental Petroleum Corp., 4.40%, 4/15/46	239,000	175,400
ONEOK Partners L.P., 6.65%, 10/1/36	186,000	184,616
ONEOK, Inc., 3.10%, 3/15/30	610,000	510,312
ONEOK, Inc., 4.50%, 3/15/50	250,000	181,277
ONEOK, Inc., 4.95%, 7/13/47	150,000	118,504
ONEOK, Inc., 5.20%, 7/15/48	300,000	245,555
Ovintiv, Inc., Senior Bond, 7.38%, 11/1/31	231,000	242,045
Petroleos Mexicanos, 6.50%, 3/13/27	200,000	176,346
Petroleos Mexicanos, 6.75%, 9/21/47	335,000	198,500
Pioneer Natural Resources Co., 5.10%, 3/29/26	1,144,000	1,129,295
Plains All American Pipeline L.P./PAA Finance Corp., 6.65%, 1/15/37	159,000	155,710
Sabine Pass Liquefaction LLC, 5.90%, 9/15/37	63,000	62,012
Sanchez Energy Corp., 6.13%, 1/15/23(c)	100,000	0
Sanchez Energy Corp., 7.75%, 6/15/21(c)	150,000	0
Schlumberger Holdings Corp., 3.90%, 5/17/28(a)	92,000	85,456
Southwestern Energy Co., 4.75%, 2/1/32	125,000	107,286
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/30(a)	175,000	154,474
Targa Resources Corp., 6.50%, 2/15/53	560,000	534,452
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27	180,000	181,395
Topaz Solar Farms LLC, 4.88%, 9/30/39(a)	316,851	284,811
Topaz Solar Farms LLC, 5.75%, 9/30/39(a)	982,741	908,210
Transcontinental Gas Pipe Line Co. LLC, 3.95%, 5/15/50	230,000	163,495
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Valero Energy Partners L.P., Senior Note, 4.50%, 3/15/28	$350,000	$332,630
Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29(a)	25,000	21,037
Venture Global Calcasieu Pass LLC, 4.13%, 8/15/31(a)	25,000	20,516
Western Midstream Operating L.P., 5.30%, 3/1/48	10,000	7,805
Williams Cos., Inc. (The), 5.30%, 8/15/28	1,000,000	978,139
Williams Cos., Inc. (The), 5.40%, 3/2/26	1,000,000	992,238
Williams Cos., Inc. (The), 5.75%, 6/24/44	322,000	291,918
Williams Cos., Inc. (The), Senior Bond, 4.90%, 1/15/45	200,000	160,886
Total Energy		21,656,481
FINANCIAL – 6.2%
Alexandria Real Estate Equities, Inc., 4.75%, 4/15/35	135,000	118,693
American Tower Corp., 2.30%, 9/15/31	131,000	99,416
American Tower Trust #1, 5.49%, 3/15/28(a)	1,400,000	1,377,807
Americo Life, Inc., 3.45%, 4/15/31(a)	110,000	79,370
Assured Guaranty U.S. Holdings, Inc., 6.13%, 9/15/28	44,000	44,001
Athene Global Funding, 1.73%, 10/2/26(a)	237,000	206,555
Bank of America Corp., 0.98%, 9/25/25 (0.98% fixed rate until 9/25/24; 0.91% + SOFR thereafter)(b)	32,000	30,308
Bank of America Corp., 2.46%, 10/22/25 (2.46% fixed rate until 10/22/24; 1.13% + 3 month USD Term SOFR thereafter)(b)	496,000	476,330
Bank of America Corp., 2.57%, 10/20/32 (2.57% fixed rate until 10/20/31; 1.21% + SOFR thereafter)(b)	530,000	407,248

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   45

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Bank of America Corp., 3.19%, 7/23/30 (3.19% fixed rate until 7/23/29; 1.18% + 3 month USD Term SOFR thereafter)(b)	$45,000	$38,465
Bank of America Corp., 3.31%, 4/22/42 (3.31% fixed rate until 4/22/41; 1.58% + SOFR thereafter)(b)	153,000	106,495
Bank of America Corp., 3.85%, 3/8/37 (3.85% fixed rate until 3/08/32; 2.00% + 5 year CMT thereafter)(b)	335,000	272,474
Bank of America Corp., 3.97%, 2/7/30 (3.97% fixed rate until 2/7/29; 1,47% + 3 month USD Term SOFR thereafter)(b)	106,000	95,198
Bank of America Corp., 4.08%, 4/23/40 (4.08% fixed rate until 4/23/39; 1.58% + 3 month USD Term SOFR thereafter)(b)	73,000	57,894
Bank of America Corp., 4.45%, 3/3/26	1,525,000	1,468,774
Bank of America Corp., 4.57%, 4/27/33 (4.57% fixed rate until 4/27/32; 1.83% + SOFR thereafter)(b)	70,000	62,148
Bank of America Corp., 5.29%, 4/25/34 (5.29% fixed rate until 4/25/33; 1.89% + SOFR thereafter)(b)	745,000	693,231
Bank of America Corp., Senior Bond, 3.82%, 1/20/28 (3.82% fixed rate until 1/20/27; 1.58% + 3 month USD Term SOFR thereafter)(b)	1,367,000	1,269,451
Bank of America Corp., Series JJ, 5.13%, 6/20/24 (5.13% fixed rate until 6/20/24; 3.29% + 3 month USD Term SOFR thereafter)(b)(d)	290,000	281,129
Bank of America Corp., Series N, 2.65%, 3/11/32 (2.65% fixed rate until 3/11/31; 1.22% + SOFR thereafter)(b)	1,675,000	1,318,168
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Bank of America Corp., Series U, 8.81%, 10/30/23 (3 month USD Term SOFR + 3.4)(b)(d)	$1,000,000	$1,000,417
Bank of America Corp., Subordinated Note, Series L, 4.18%, 11/25/27	496,000	461,082
BankUnited, Inc., 4.88%, 11/17/25	459,000	429,845
BankUnited, Inc., 5.13%, 6/11/30	168,000	141,435
Blackstone Secured Lending Fund, 2.85%, 9/30/28	1,300,000	1,063,935
Blue Owl Credit Income Corp., 7.75%, 9/16/27	1,375,000	1,363,943
BOC Aviation USA Corp., 1.63%, 4/29/24(a)	200,000	194,889
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	487,743
Brixmor Operating Partnership L.P., 4.05%, 7/1/30	625,000	545,627
Brixmor Operating Partnership L.P., Senior Note, 3.90%, 3/15/27	500,000	460,546
Broadstone Net Lease LLC, 2.60%, 9/15/31	515,000	360,338
Cantor Fitzgerald L.P., 4.50%, 4/14/27(a)	1,225,000	1,141,260
Citigroup, Inc., 1.12%, 1/28/27 (1.12% fixed rate until 01/28/26; .77% + SOFR thereafter)(b)	820,000	730,717
Citigroup, Inc., 2.56%, 5/1/32 (2.56% fixed rate until 5/01/31; 1.17% + SOFR thereafter)(b)	300,000	232,229
Citigroup, Inc., 2.57%, 6/3/31 (2.57% fixed rate until 6/03/30; 2.11% + SOFR thereafter)(b)	58,000	46,250
Citigroup, Inc., 2.90%, 11/3/42 (2.90% fixed rate until 11/03/41; 1.38% + SOFR thereafter)(b)	51,000	32,624
Citigroup, Inc., 2.98%, 11/5/30 (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)(b)	160,000	133,961

See Notes to Financial Statements.
46   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Citigroup, Inc., 5.61%, 9/29/26 (5.61% fixed rate until 9/29/25; 1.55% + SOFR thereafter)(b)	$153,000	$151,444
Citigroup, Inc., 5.88%, 2/22/33	302,000	290,152
Citigroup, Inc., 6.17%, 5/25/34 (6.17% fixed rate until 5/25/33;2.66% + SOFR thereafter)(b)	55,000	52,559
Citigroup, Inc., Junior Subordinated Bond, Series V, 4.70%, 1/30/25 (4.70% fixed rate until 1/30/25; 3.23% + SOFR thereafter)(b)(d)	55,000	49,511
Citigroup, Inc., Senior Bond, 3.67%, 7/24/28 (3.67% fixed rate until 7/24/27; 1.65% + 3 month USD Term SOFR thereafter)(b)	5,000	4,587
Citigroup, Inc., Senior Bond, 4.08%, 4/23/29 (4.08% fixed rate until 4/23/28; 1.19% + 3 month USD Term SOFR thereafter)(b)	700,000	644,239
Citigroup, Inc., Series U, 5.00%, 9/12/24 (3.81% fixed rate until 9/12/24; 3.81% + SOFR thereafter)(b)(d)	225,000	212,776
Citigroup, Inc., Subordinated Bond, 6.00%, 10/31/33	218,000	211,297
Citigroup, Inc., Subordinated Note, 4.45%, 9/29/27	1,637,000	1,536,895
Citigroup, Inc.,, 7.63%, 11/15/28 (7.63% fixed rate until 11/15/28; 3.21% + 1 year CMT thereafter)(b)(d)	1,050,000	1,024,382
Citizens Financial Group, Inc., 2.64%, 9/30/32	363,000	253,291
Community Preservation Corp. (The), Series 2020, 2.87%, 2/1/30	1,000,000	831,327
Crown Castle, Inc., 5.00%, 1/11/28	91,000	87,913
Crown Castle, Inc., 5.20%, 2/15/49	44,000	36,825
Drawbridge Special Opportunities Fund L.P./Drawbridge Special Opportunities Finance, 3.88%, 2/15/26(a)	970,000	863,024
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Equitable Financial Life Global Funding, 1.30%, 7/12/26(a)	$138,000	$120,615
Everest Reinsurance Holding, Inc., 3.13%, 10/15/52	590,000	349,635
F&G Global Funding, 0.90%, 9/20/24(a)	184,000	173,751
F&G Global Funding, 2.30%, 4/11/27(a)	160,000	139,496
Fifth Third Bancorp, 4.34%, 4/25/33 (4,34% fixed rate until 4/25/32; 1.66% + SOFR thereafter)(b)	1,256,000	1,062,208
Fifth Third Bancorp, 6.34%, 7/27/29 (6.34% fixed rate until 7/27/28; 2.34% + SOFR thereafter)(b)	27,000	26,672
First Horizon Bank, 5.75%, 5/1/30	250,000	223,769
GCM Grosvenor Diversified Alternatives Issuer LLC, 6.00%, 11/15/31(a)	940,000	715,113
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 4/15/26	150,000	145,437
Goldman Sachs Group, Inc. (The), 1.54%, 9/10/27 (1.54% fixed rate until 9/10/26; 0.82% + SOFR thereafter)(b)	188,000	164,612
Goldman Sachs Group, Inc. (The), 2.38%, 7/21/32 (2.38% fixed rate until 7/21/31; 1.25% + SOFR thereafter)(b)	120,000	91,391
Goldman Sachs Group, Inc. (The), 2.62%, 4/22/32 (2.62% fixed rate until 4/22/31; 1.28% + SOFR thereafter)(b)	770,000	601,429
Goldman Sachs Group, Inc. (The), 3.21%, 4/22/42 (3.21% fixed rate until 4/22/41; 1.51% + SOFR thereafter)(b)	132,000	89,484
Goldman Sachs Group, Inc. (The), 3.81%, 4/23/29 (3.81% fixed rate until 4/23/28; 1.42% + 3 month USD Term SOFR thereafter)(b)	925,000	839,933

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   47

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Goldman Sachs Group, Inc. (The), Senior Bond, 4.22%, 5/1/29 (4.22% fixed rate until 5/1/28; 1.56% + 3 month USD Term SOFR thereafter)(b)	$1,408,000	$1,302,441
Goldman Sachs Group, Inc. (The), Subordinated Bond, 6.75%, 10/1/37	390,000	394,932
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 9/15/30(a)	1,000,000	765,270
HNA 2015 LLC, 2.37%, 9/18/27	221,526	208,212
Host Hotels & Resorts L.P., Series I, 3.50%, 9/15/30	96,000	79,595
Host Hotels & Resorts L.P., Series J, 2.90%, 12/15/31	850,000	653,277
Huntington Bancshares, Inc., 2.55%, 2/4/30	43,000	33,960
Huntington Bancshares, Inc., 6.21%, 8/21/29(b)	145,000	141,846
Intercontinental Exchange, Inc., 4.95%, 6/15/52	138,000	118,953
Intercontinental Exchange, Inc., 5.20%, 6/15/62	92,000	80,346
Jefferies Financial Group, Inc., 5.88%, 7/21/28	113,000	110,586
JPMorgan Chase & Co., 2.01%, 3/13/26 (2.01% fixed rate until 3/13/25; 1.59% + 3 month USD Term SOFR thereafter)(b)	420,000	395,502
JPMorgan Chase & Co., 2.07%, 6/1/29 (2.07% fixed rate until 6/01/28; 1.02% + SOFR thereafter)(b)	307,000	258,681
JPMorgan Chase & Co., 2.53%, 11/19/41 (2.53% fixed rate until 1/19/40; 1.51% + 3 month USD Term SOFR thereafter)(b)	575,000	361,163
JPMorgan Chase & Co., 2.55%, 11/8/32 (2.55% fixed rate until 11/08/31; 1.18% + SOFR thereafter)(b)	646,000	499,936
JPMorgan Chase & Co., 2.58%, 4/22/32 (2.58% fixed rate until 4/22/31; 1.25% + 3 month USD Term SOFR thereafter)(b)	405,000	319,474
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
JPMorgan Chase & Co., 2.74%, 10/15/30 (2.74% fixed rate until 10/15/29; 1.51% + 3 month USD Term SOFR thereafter)(b)	$2,250,000	$1,881,601
JPMorgan Chase & Co., 3.54%, 5/1/28 (3.54% fixed rate until 5/01/27; 1.64% + 3 month USD Term SOFR thereafter)(b)	154,000	141,602
JPMorgan Chase & Co., 3.78%, 2/1/28 (3.78% fixed rate until 2/1/27; 1.60% + 3 month USD Term SOFR thereafter)(b)	300,000	279,410
JPMorgan Chase & Co., 4.91%, 7/25/33 (4.91% fixed rate until 7/25/32; 2.08% + SOFR thereafter)(b)	73,000	67,164
JPMorgan Chase & Co., Junior Subordinated Bond, Series HH, 4.60%, 2/1/25 (4.60% fixed rate until 2/01/25; 3.13% + 3 month USD Term SOFR thereafter)(b)(d)	165,000	154,356
JPMorgan Chase & Co., Junior Subordinated Bond, Series II, 4.00%, 4/1/25 (4.00% fixed rate until 4/01/25; 2.75% + 3 month USD Term SOFR thereafter)(b)(d)	975,000	888,069
JPMorgan Chase & Co., Junior Subordinated Bond, Series U, 6.13%, 4/30/24 (6.13% fixed rate until 4/30/24; 3.59% + 3 month USD Term SOFR thereafter)(b)(d)	129,000	127,610
JPMorgan Chase & Co., Senior Bond, 4.01%, 4/23/29 (4.01% fixed rate until 4/23/28; 1.38% + 3 month USD Term SOFR thereafter)(b)	1,240,000	1,142,750
KeyBank NA, Subordinated Note, 3.40%, 5/20/26	255,000	228,500
Kimco Realty OP LLC, 2.25%, 12/1/31	1,100,000	825,679
Kimco Realty OP LLC, 4.60%, 2/1/33	135,000	119,686

See Notes to Financial Statements.
48   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Liberty Mutual Group, Inc., 3.95%, 5/15/60(a)	$85,000	$53,320
Liberty Mutual Group, Inc., 3.95%, 10/15/50(a)	120,000	80,570
Liberty Mutual Group, Inc., 4.57%, 2/1/29(a)	700,000	660,301
Low Income Investment Fund, 3.39%, 7/1/26	1,000,000	921,449
LPL Holdings, Inc., 4.38%, 5/15/31(a)	325,000	278,022
Macquarie Group Ltd., Senior Bond, 3.76%, 11/28/28 (3.76% fixed rate until 11/28/27; 1.37% + 3 month USD LIBOR thereafter)(a)(b)	8,000	7,259
Marsh & McLennan Cos, Inc., 5.70%, 9/15/53	38,000	36,692
Mastercard, Inc., 1.90%, 3/15/31	1,000,000	794,330
Morgan Stanley, 1.16%, 10/21/25 (1.16% fixed rate until 10/21/24; 0.56% + SOFR thereafter)(b)	92,000	86,845
Morgan Stanley, 1.51%, 7/20/27 (1.51% fixed rate until 7/20/26; 0.86% + SOFR thereafter)(b)	246,000	217,363
Morgan Stanley, 2.24%, 7/21/32 (2.24% fixed rate until 7/21/31; 1.18% + SOFR thereafter)(b)	210,000	158,274
Morgan Stanley, 2.48%, 9/16/36 (2.48% fixed rate until 9/16/31; 1.36% + SOFR thereafter)(b)	32,000	23,244
Morgan Stanley, 2.94%, 1/21/33 (2.94% fixed rate until 1/21/32; 1.29% + SOFR thereafter)(b)	2,450,000	1,929,394
Morgan Stanley, 3.22%, 4/22/42 (3.22% fixed rate until 4/22/41; 1.49% + SOFR thereafter)(b)	132,000	90,947
Morgan Stanley, 3.62%, 4/1/31 (3.62% fixed rate until 4/01/30; 3.12% + SOFR thereafter)(b)	46,000	39,628
Morgan Stanley, 3.95%, 4/23/27	950,000	882,384
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Morgan Stanley, 4.43%, 1/23/30 (4.43% fixed rate until 1/23/29; 1.89% + 3 month USD Term SOFR thereafter)(b)	$440,000	$407,064
Morgan Stanley, 4.68%, 7/17/26 (4.68% fixed rate until 7/17/25; 1.67% + SOFR thereafter)(b)	62,000	60,399
Morgan Stanley, 5.30%, 4/20/37 (5.30% fixed rate until 4/20/32; 2.62% + SOFR thereafter)(b)	168,000	149,691
Morgan Stanley, Senior Bond, 3.59%, 7/22/28(b)	405,000	369,514
Morgan Stanley, Senior Bond, 3.77%, 1/24/29 (3.77% fixed rate until 1/24/28; 1.40% + 3 month USD Term SOFR thereafter)(b)	1,155,000	1,053,192
Morgan Stanley Direct Lending Fund, 4.50%, 2/11/27	1,310,000	1,216,908
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 3/15/31	200,000	124,894
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/27	150,000	116,238
Nasdaq, Inc., 5.95%, 8/15/53	37,000	34,561
Nasdaq, Inc., 6.10%, 6/28/63	44,000	40,919
National Community Renaissance Of California, 3.27%, 12/1/32	1,000,000	787,976
National Health Investors, Inc., 3.00%, 2/1/31	100,000	73,112
New York Community Bancorp, Inc., Subordinated Note, 5.90%, 11/6/28 (5.90% fixed rate until 11/6/23; 3.04% + 3 month USD Term SOFR thereafter)(b)	165,000	156,488
New York Life Global Funding, 4.85%, 1/9/28(a)	65,000	63,487
Northwestern Mutual Global Funding, 4.35%, 9/15/27(a)	89,000	85,310
Nuveen Finance LLC, 4.13%, 11/1/24(a)	400,000	389,418
OFS Capital Corp., 4.75%, 2/10/26	1,300,000	1,143,934

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   49

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Omega Healthcare Investors, Inc., 3.25%, 4/15/33	$169,000	$123,674
Omega Healthcare Investors, Inc., 3.38%, 2/1/31	96,000	75,052
OneMain Finance Corp., 3.88%, 9/15/28	100,000	80,264
OneMain Finance Corp., 8.25%, 10/1/23	125,000	125,000
Preservation Of Affordable Housing, Inc., 4.48%, 12/1/32	1,000,000	901,341
Principal Life Global Funding II, 0.50%, 1/8/24(a)	109,000	107,421
Progressive Corp. (The), Senior Bond, 3.70%, 1/26/45	500,000	360,289
Prudential Financial, Inc., 5.70%, 9/15/48 (5.70% fixed rate until 9/15/28; 2.67% + 3 month USD LIBOR thereafter)(b)	70,000	64,168
Public Storage Operating Co., 5.35%, 8/1/53	36,000	32,871
Realty Income Corp., 3.25%, 1/15/31	285,000	239,483
Regency Centers L.P., 3.75%, 6/15/24	500,000	488,059
Regions Financial Corp., Subordinated Bond, 7.38%, 12/10/37	259,000	264,926
Reinvestment Fund, Inc. (The), 3.88%, 2/15/27	500,000	448,612
SBA Tower Trust, 6.60%, 1/15/28(a)	1,000,000	1,002,614
SBL Holdings, Inc., 5.00%, 2/18/31(a)	124,000	96,571
Sculptor Alternative Solutions LLC, 6.00%, 5/15/29(a)	1,720,000	1,416,076
Security Benefit Global Funding, 1.25%, 5/17/24(a)	84,000	81,067
Signature Bank, 4.00%, 10/15/30 (3 month AMBOR + 3.890%)	150,000	3,750
Sun Communities Operating L.P., 5.70%, 1/15/33	285,000	269,301
Synchrony Financial, 4.50%, 7/23/25	708,000	674,192
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50(a)	210,000	132,758
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Thirax 2 LLC, 2.32%, 1/22/34	$889,608	$775,816
Truist Financial Corp., Senior Note, 4.00%, 5/1/25	353,000	340,807
U.S. Bancorp, 2.49%, 11/3/36 (2.49% fixed rate until 11/03/31; 0.95% + 5 year CMT thereafter)(b)	195,000	137,377
USAA Capital Corp., 2.13%, 5/1/30(a)	1,000,000	803,467
USAA Capital Corp., 3.38%, 5/1/25(a)	150,000	144,541
Valley National Bancorp, 3.00%, 6/15/31 (3.00% fixed rate until 6/15/26; 2.36% + 3 month USD LIBOR thereafter)(b)	231,000	185,197
Visa, Inc., 1.90%, 4/15/27	1,000,000	896,996
Vornado Realty L.P., 2.15%, 6/1/26	78,000	66,312
Wells Fargo & Co., 5.57%, 7/25/29 (5.57% fixed rate until 7/25/28; 1.74% + SOFR thereafter)(b)	1,160,000	1,131,686
Wells Fargo & Co., 2.57%, 2/11/31 (2.58% fixed rate until 2/11/30; 1.26% + 3 month USD Term SOFR thereafter)(b)	670,000	541,572
Wells Fargo & Co., 3.07%, 4/30/41 (3.07% fixed rate until 4/30/40; 2.53% + SOFR thereafter)(b)	814,000	546,889
Wells Fargo & Co., 4.30%, 7/22/27	830,000	782,142
Wells Fargo & Co., 4.54%, 8/15/26 (4.54% fixed rate until 8/15/25; 1.56% + SOFR thereafter)(b)	850,000	825,570
Wells Fargo & Co., 5.39%, 4/24/34 (5.39% fixed rate until 4/24/33; 2.02% + SOFR thereafter)(b)	435,000	406,685
Wells Fargo & Co., 5.61%, 1/15/44	84,000	74,488
Weyerhaeuser Co., 4.00%, 3/9/52	64,000	46,330
Weyerhaeuser Co., 4.75%, 5/15/26	132,000	128,815
Willis North America, Inc., 4.65%, 6/15/27	181,000	173,245

See Notes to Financial Statements.
50   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
WR Berkley Corp., 4.00%, 5/12/50	$160,000	$113,114
Zions Bancorp NA, 3.25%, 10/29/29	271,000	210,344
Total Financial		67,756,373
INDUSTRIAL – 1.1%
AECOM, 5.13%, 3/15/27	100,000	94,710
Agilent Technologies, Inc., 2.30%, 3/12/31	223,000	176,503
Amcor Finance USA, Inc., 5.63%, 5/26/33	131,000	125,782
Amcor Flexibles North America, Inc., 2.69%, 5/25/31	62,000	49,160
Amsted Industries, Inc., 5.63%, 7/1/27(a)	200,000	188,503
Ball Corp., 3.13%, 9/15/31	100,000	78,308
Ball Corp., 6.00%, 6/15/29	275,000	266,975
Berry Global, Inc., 1.57%, 1/15/26	1,010,000	912,973
Boeing Co. (The), 2.20%, 2/4/26	1,150,000	1,055,911
Boeing Co. (The), 3.38%, 6/15/46	79,000	50,339
Boeing Co. (The), 3.63%, 3/1/48	565,000	366,664
Boeing Co. (The), 5.15%, 5/1/30	96,000	91,728
Boeing Co. (The), 5.93%, 5/1/60	159,000	142,769
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	27,000	22,562
Burlington Northern Santa Fe LLC, 4.45%, 1/15/53	67,000	55,489
Burlington Northern Santa Fe LLC, 5.20%, 4/15/54	119,000	109,023
Carlisle Cos., Inc., 2.20%, 3/1/32	382,000	289,366
Carrier Global Corp., 3.38%, 4/5/40	180,000	128,745
Caterpillar Financial Services Corp., 1.70%, 1/8/27	89,000	79,646
Caterpillar Financial Services Corp., 3.60%, 8/12/27	47,000	44,343
Caterpillar Financial Services Corp., 4.35%, 5/15/26	36,000	35,192
Caterpillar Financial Services Corp., 4.80%, 1/6/26	109,000	107,792
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
Caterpillar Financial Services Corp., 5.40%, 3/10/25	$135,000	$135,188
CNH Industrial Capital LLC, 5.50%, 1/12/29	119,000	116,940
CSX Corp., 4.50%, 11/15/52	110,000	89,557
FedEx Corp. Pass-Through Trust, Series 2020-1, 1.88%, 2/20/34	57,092	46,042
Flowserve Corp., 2.80%, 1/15/32	245,000	187,460
GATX Corp., 6.05%, 3/15/34	88,000	85,939
GATX Corp., Senior Note, 3.25%, 9/15/26	107,000	99,219
Honeywell International, Inc., 1.75%, 9/1/31	119,000	91,410
Honeywell International, Inc., 4.25%, 1/15/29	96,000	91,679
Illinois Tool Works, Inc., 3.50%, 3/1/24	8,000	7,920
Ingersoll Rand, Inc., 5.40%, 8/14/28	18,000	17,697
Ingersoll Rand, Inc., 5.70%, 8/14/33	83,000	80,105
Jabil, Inc., 5.45%, 2/1/29	45,000	43,760
Jacobs Engineering Group, Inc., 5.90%, 3/1/33	49,000	46,429
Jacobs Engineering Group, Inc., 6.35%, 8/18/28	64,000	63,814
John Deere Capital Corp., 3.40%, 6/6/25	185,000	178,906
John Deere Capital Corp., 1.30%, 10/13/26	92,000	82,068
John Deere Capital Corp., 4.75%, 1/20/28	93,000	91,312
John Deere Capital Corp., 4.95%, 6/6/25	87,000	86,431
John Deere Capital Corp., 4.95%, 7/14/28	62,000	61,144
John Deere Capital Corp., 5.15%, 9/8/33	45,000	44,006
L3Harris Technologies, Inc., 5.40%, 7/31/33	144,000	138,423
L3Harris Technologies, Inc., 5.60%, 7/31/53	31,000	28,990
Lennox International, Inc., 5.50%, 9/15/28	95,000	93,236
Lockheed Martin Corp., 4.45%, 5/15/28	103,000	99,685

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   51

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
Nature Conservancy (The), 6.71%, 2/1/24 (3 month USD Term SOFR + 1.34)(b)	$520,000	$521,060
Nature Conservancy (The), Series A, 1.51%, 7/1/29	300,000	231,178
Northrop Grumman Corp., 4.95%, 3/15/53	60,000	52,682
Parker-Hannifin Corp., 4.25%, 9/15/27	125,000	119,423
Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.70%, 2/1/28(a)	47,000	45,806
Penske Truck Leasing Co. L.P. / PTL Finance Corp., 6.20%, 6/15/30(a)	58,000	57,157
Penske Truck Leasing Co. L.P./PTL Finance Corp., 3.40%, 11/15/26(a)	246,000	226,748
Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, 8/1/28(a)	88,000	86,896
Republic Services, Inc., 5.00%, 4/1/34	1,109,000	1,049,800
RTX Corp., 5.38%, 2/27/53	118,000	106,788
Ryder System, Inc., 5.25%, 6/1/28	88,000	85,645
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 2/1/28(a)	25,000	24,213
Sonoco Products Co., 1.80%, 2/1/25	406,000	382,944
Standard Industries, Inc., 4.38%, 7/15/30(a)	175,000	144,935
Standard Industries, Inc., Senior Note, 4.75%, 1/15/28(a)	125,000	112,749
Stanley Black & Decker, Inc., 4.00%, 3/15/60 (4.00% fixed rate until 3/15/25; 2.66% + 5 year CMT thereafter)(b)	309,000	256,858
Tote Shipholdings LLC, 3.40%, 10/16/40	946,000	834,659
Trimble, Inc., 6.10%, 3/15/33	63,000	61,723
Trimble, Inc., Senior Note, 4.90%, 6/15/28	62,000	59,291
TTX Co., 5.50%, 9/25/26(a)	250,000	249,358
Union Pacific Corp., 2.97%, 9/16/62	225,000	127,786
Vontier Corp., 2.95%, 4/1/31	7,000	5,399
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
Waste Management, Inc., 4.63%, 2/15/30	$44,000	$42,024
Waste Management, Inc., 4.88%, 2/15/34	272,000	257,413
Total Industrial		11,722,378
TECHNOLOGY – 0.8%
Apple, Inc., 1.40%, 8/5/28	240,000	203,323
Apple, Inc., 2.65%, 5/11/50	106,000	64,918
Apple, Inc., 2.70%, 8/5/51	75,000	45,669
Apple, Inc., 2.80%, 2/8/61	10,000	5,871
Apple, Inc., 3.95%, 8/8/52	95,000	74,502
Apple, Inc., 4.10%, 8/8/62	27,000	20,766
Apple, Inc., Senior Note, 3.00%, 6/20/27	500,000	465,773
Booz Allen Hamilton, Inc., 5.95%, 8/4/33	29,000	28,292
Broadcom, Inc., 2.45%, 2/15/31(a)	198,000	154,758
Broadcom, Inc., 3.14%, 11/15/35(a)	194,000	141,442
Broadcom, Inc., 3.19%, 11/15/36(a)	452,000	324,531
Broadcom, Inc., 3.42%, 4/15/33(a)	809,000	647,084
CDW LLC/CDW Finance Corp., 2.67%, 12/1/26	315,000	284,100
CDW LLC/CDW Finance Corp., 5.50%, 12/1/24	350,000	345,538
Dell International LLC/EMC Corp., 3.38%, 12/15/41(a)	165,000	110,721
Dell International LLC/EMC Corp., 8.10%, 7/15/36	108,000	120,819
Fidelity National Information Services, Inc., 5.63%, 7/15/52	92,000	83,528
Fiserv, Inc., 4.40%, 7/1/49	166,000	127,162
Fiserv, Inc., 5.63%, 8/21/33	111,000	107,553
Foundry JV Holdco LLC, 5.88%, 1/25/34(a)	200,000	191,050
Hewlett Packard Enterprise Co., 1.75%, 4/1/26	200,000	181,635
Hewlett Packard Enterprise Co., 5.25%, 7/1/28	177,000	172,795
Intel Corp., 4.15%, 8/5/32	1,000,000	909,986
Intel Corp., 5.20%, 2/10/33	184,000	178,156
Intel Corp., 5.63%, 2/10/43	95,000	90,592
Intel Corp., 5.90%, 2/10/63	52,000	49,295
Intuit, Inc., 5.50%, 9/15/53	68,000	65,241

See Notes to Financial Statements.
52   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
TECHNOLOGY – (continued)
Leidos, Inc., 4.38%, 5/15/30	$119,000	$106,530
Leidos, Inc., 5.75%, 3/15/33	68,000	65,169
Oracle Corp., 2.30%, 3/25/28	244,000	211,392
Oracle Corp., 4.00%, 11/15/47	108,000	75,902
Oracle Corp., 4.90%, 2/6/33	72,000	66,365
Oracle Corp., 5.55%, 2/6/53	36,000	31,542
Oracle Corp., 6.25%, 11/9/32	2,120,000	2,146,187
Oracle Corp., Senior Bond, 3.80%, 11/15/37	296,000	225,850
QUALCOMM, Inc., 6.00%, 5/20/53	52,000	52,737
Texas Instruments, Inc., 4.60%, 2/15/28	90,000	88,211
Texas Instruments, Inc., 5.00%, 3/14/53	74,000	67,049
Texas Instruments, Inc., 5.05%, 5/18/63	1,000,000	886,328
Total Technology		9,218,362
UTILITIES – 3.2%
AEP Transmission Co. LLC, 4.25%, 9/15/48	425,000	331,781
AES Corp. (The), 2.45%, 1/15/31	190,000	146,122
AES Corp.(The), 5.45%, 6/1/28	1,092,000	1,054,121
Alabama Power Co., 3.75%, 3/1/45	170,000	123,287
Alexander Funding Trust, 1.84%, 11/15/23(a)	555,000	551,331
American Electric Power Co., Inc., 5.63%, 3/1/33	130,000	125,795
American Electric Power Co., Inc., 5.70%, 8/15/25	108,000	107,446
American Electric Power Co., Inc., Senior Note, 3.20%, 11/13/27	93,000	84,874
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 8/20/26	225,000	216,433
Arizona Public Service Co., 3.75%, 5/15/46	500,000	341,329
Arizona Public Service Co., 6.35%, 12/15/32	630,000	643,914
Atmos Energy Corp., 5.75%, 10/15/52	99,000	96,909
Avangrid, Inc., 3.20%, 4/15/25	269,000	257,160
Baltimore Gas and Electric Co., 5.40%, 6/1/53	71,000	65,247
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
Calpine Corp., 3.75%, 3/1/31(a)	$450,000	$362,531
CMS Energy Corp., 4.75%, 6/1/50 (4.75% fixed rate until 6/01/30; 4.12% + 5 year CMT thereafter)(b)	117,000	99,808
Commonwealth Edison Co., 3.70%, 8/15/28	320,000	296,818
Connecticut Light & Power Co. (The), 4.00%, 4/1/48	105,000	80,105
Consolidated Edison Co. of New York, Inc., 4.45%, 3/15/44	55,000	44,003
Consolidated Edison Co. of New York, Inc., Series 20B, Senior Bond, 3.95%, 4/1/50	90,000	66,480
Constellation Energy Generation LLC, 6.50%, 10/1/53	56,000	56,131
Credit Agricole SA, 5.40%, 1/15/54	37,000	34,180
Dominion Energy, Inc., Junior Subordinated Bond, 5.75%, 10/1/54 (5.75% fixed rate until 10/1/24; 3.06% + 3 month USD LIBOR thereafter)(b)	55,000	53,233
Dominion Energy, Inc., Series C, 3.38%, 4/1/30	230,000	197,855
DTE Electric Co., 3.95%, 3/1/49	258,000	191,665
DTE Electric Co., Series A, 1.90%, 4/1/28	1,000,000	864,702
DTE Energy Co., 4.88%, 6/1/28	135,000	130,469
Duke Energy Carolinas LLC, 3.55%, 3/15/52	52,000	35,513
Duke Energy Florida LLC, 2.50%, 12/1/29	1,000,000	847,639
Duke Energy Florida LLC, 3.80%, 7/15/28	550,000	515,059
Duke Energy Florida LLC, 4.20%, 7/15/48	50,000	38,688
Duke Energy Florida LLC, 5.95%, 11/15/52	51,000	50,090
Duke Energy Indiana LLC, 2.75%, 4/1/50	930,000	532,558
Duke Energy Ohio, Inc., 5.65%, 4/1/53	37,000	34,897
Emera US Finance L.P., 3.55%, 6/15/26	225,000	211,352

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   53

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
Emera US Finance L.P., 4.75%, 6/15/46	$190,000	$140,169
Entergy Mississippi LLC, 3.50%, 6/1/51	41,000	26,889
Entergy Texas, Inc., 4.50%, 3/30/39	424,000	352,298
Entergy Texas, Inc., 5.00%, 9/15/52	40,000	33,927
Essential Utilities, Inc., 3.35%, 4/15/50	101,000	62,935
Exelon Corp., 5.60%, 3/15/53	52,000	47,302
Florida Power & Light Co., 2.88%, 12/4/51	570,000	345,081
Georgia Power Co., Series A, 3.25%, 3/15/51	175,000	110,881
Indiana Michigan Power Co., 5.63%, 4/1/53	42,000	39,615
Interstate Power & Light Co., 3.50%, 9/30/49	92,000	59,933
ITC Holdings Corp., 4.95%, 9/22/27(a)	450,000	438,436
Jersey Central Power & Light Co., 2.75%, 3/1/32(a)	62,000	48,555
KeySpan Gas East Corp., 5.99%, 3/6/33(a)	118,000	113,874
Liberty Utilities Finance GP 1, 2.05%, 9/15/30(a)	1,138,000	877,364
Metropolitan Edison Co., 5.20%, 4/1/28(a)	157,000	153,156
MidAmerican Energy Co., 3.10%, 5/1/27	624,000	577,481
MidAmerican Energy Co., 5.35%, 1/15/34	875,000	863,348
MidAmerican Energy Co., 5.85%, 9/15/54	975,000	961,226
Monongahela Power Co., 5.85%, 2/15/34(a)	82,000	80,486
National Fuel Gas Co., 5.50%, 1/15/26	1,225,000	1,204,746
National Fuel Gas Co., 5.50%, 10/1/26	1,175,000	1,158,853
National Rural Utilities Cooperative Finance Corp., 2.85%, 1/27/25	543,000	523,500
National Rural Utilities Cooperative Finance Corp., 4.15%, 12/15/32	1,000,000	890,097
National Rural Utilities Cooperative Finance Corp., 4.80%, 3/15/28	55,000	53,632
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
New York State Electric & Gas Corp., 2.15%, 10/1/31(a)	$1,225,000	$913,099
New York State Electric & Gas Corp., 5.85%, 8/15/33(a)	124,000	122,281
NextEra Energy Capital Holdings, Inc., 5.75%, 9/1/25	61,000	60,829
NextEra Energy Capital Holdings, Inc., 6.05%, 3/1/25	253,000	253,383
Niagara Mohawk Power Corp., 5.78%, 9/16/52(a)	1,000,000	925,282
NiSource, Inc., 5.25%, 3/30/28	140,000	137,205
NiSource, Inc., 5.40%, 6/30/33	58,000	55,590
Northwest Natural Gas Co., 3.08%, 12/1/51	1,000,000	582,105
Ohio Edison Co., 5.50%, 1/15/33(a)	930,000	889,768
Oklahoma Gas and Electric Co., 5.60%, 4/1/53	37,000	34,564
Oncor Electric Delivery Co. LLC, 4.15%, 6/1/32	98,000	89,235
Pacific Gas & Electric Co., 4.95%, 6/8/25	57,000	55,659
Pacific Gas and Electric Co., 3.95%, 12/1/47	107,000	68,505
Pacific Gas and Electric Co., 4.30%, 3/15/45	223,000	150,903
Pacific Gas and Electric Co., 4.95%, 7/1/50	320,000	238,518
Pacific Gas and Electric Co., 6.70%, 4/1/53	1,000,000	939,156
PacifiCorp, 4.13%, 1/15/49	935,000	657,305
PacifiCorp, 5.50%, 5/15/54	1,309,000	1,110,182
PPL Electric Utilities Corp., 4.15%, 6/15/48	85,000	65,771
Public Service Co. of Colorado, 3.70%, 6/15/28	577,000	531,606
Public Service Co. of Colorado, 4.10%, 6/15/48	244,000	178,187
Public Service Co. of Colorado, Series 36, 2.70%, 1/15/51	274,000	153,266
Public Service Co. of Oklahoma, Series J, 2.20%, 8/15/31	1,207,000	932,615
Public Service Electric & Gas Co., 2.70%, 5/1/50	420,000	248,844

See Notes to Financial Statements.
54   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
Public Service Electric & Gas Co., 5.13%, 3/15/53	$800,000	$729,110
San Diego Gas & Electric Co., 4.95%, 8/15/28	1,000,000	973,501
San Diego Gas & Electric Co., Series WWW, 2.95%, 8/15/51	1,375,000	832,617
SCE Recovery Funding LLC, Senior Secured Bond, Series A-2, 2.94%, 11/15/42	1,627,000	1,223,131
Southern California Edison Co., 5.85%, 11/1/27	770,000	774,131
Southern California Edison Co., Series C, 4.13%, 3/1/48	110,000	81,450
Southern California Gas Co., Series VV, 4.30%, 1/15/49	75,000	56,512
Southern Co. (The), 4.48%, 8/1/24(e)	116,000	114,317
Southwestern Electric Power Co., 5.30%, 4/1/33	58,000	54,768
Southwestern Public Service Co., 3.75%, 6/15/49	360,000	246,060
Spire Missouri, Inc., 4.80%, 2/15/33	63,000	59,203
Star Energy Geothermal Wayang Windu Ltd., Senior Secured Bond, 6.75%, 4/24/33(a)	405,400	389,043
Union Electric Co., 2.95%, 6/15/27	43,000	39,418
Union Electric Co., 3.90%, 4/1/52	1,155,000	844,900
Vistra Corp., 7.00%, 12/15/26 (7.00% fixed rate until 12/15/26; 5.74% + 5 year CMT thereafter)(a)(b)(d)	1,000,000	912,500
Vistra Operations Co. LLC, 3.55%, 7/15/24(a)	305,000	297,457
Vistra Operations Co. LLC, 5.00%, 7/31/27(a)	100,000	91,939
Wisconsin Public Service Corp., 2.85%, 12/1/51	510,000	297,400
Total Utilities		35,464,624
TOTAL CORPORATE BONDS (Cost: $232,795,176)		204,334,430

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – 5.1%
BASIC MATERIALS – 0.2%
BHP Billiton Finance USA Ltd., 5.25%, 9/8/33	$980,000	$945,584
BHP Billiton Finance USA Ltd., 5.50%, 9/8/53	73,000	69,834
FMG Resources August 2006 Pty Ltd., 6.13%, 4/15/32(a)	500,000	454,688
NOVA Chemicals Corp., 4.88%, 6/1/24(a)	200,000	196,498
Nutrien Ltd., 5.80%, 3/27/53	74,000	67,974
Nutrien Ltd., 5.95%, 11/7/25	66,000	66,071
South32 Treasury Ltd., 4.35%, 4/14/32(a)	160,000	134,940
Total Basic Materials		1,935,589
COMMUNICATIONS – 0.0%(g)
NTT Finance Corp., 1.16%, 4/3/26(a)	203,000	182,210
Telefonica Emisiones S.A., 4.90%, 3/6/48	150,000	113,617
Vodafone Group PLC, 4.38%, 2/19/43	62,000	47,775
Vodafone Group PLC, 5.63%, 2/10/53	37,000	32,788
Vodafone Group PLC, 5.75%, 2/10/63	74,000	64,874
Total Communications		441,264
CONSUMER, CYCLICAL – 0.0%(g)
1011778 BC ULC/New Red Finance, Inc., 3.88%, 1/15/28(a)	125,000	112,130
Falabella S.A., 4.38%, 1/27/25(a)	400,000	382,229
Total Consumer, Cyclical		494,359
CONSUMER, NON-CYCLICAL – 0.6%
Bacardi Ltd., 4.45%, 5/15/25(a)	880,000	853,924
BAT International Finance PLC, 4.45%, 3/16/28	740,000	690,065
BAT International Finance PLC, 5.93%, 2/2/29	40,000	39,270
CSL Finance PLC, 4.75%, 4/27/52(a)	68,000	57,543
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	758,000	716,520
Pfizer Investment Enterprises Pte. Ltd., 5.11%, 5/19/43	74,000	67,958
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53	1,010,000	938,444

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   55

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 5/19/63	$147,000	$134,291
Royalty Pharma PLC, 2.15%, 9/2/31	166,000	124,222
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	190,000	177,426
STERIS Irish FinCo Unlimited Co., 3.75%, 3/15/51	442,000	307,471
Takeda Pharmaceutical Co., Ltd., 2.05%, 3/31/30	1,000,000	804,137
Triton Container International Ltd., 1.15%, 6/7/24(a)	1,000,000	962,330
Triton Container International Ltd., 3.15%, 6/15/31(a)	482,000	363,359
Triton Container International Ltd./TAL International Container Corp., 3.25%, 3/15/32	95,000	71,042
Total Consumer, Non-cyclical		6,308,002
ENERGY – 0.7%
Aker BP ASA, 3.10%, 7/15/31(a)	900,000	720,253
Aker BP ASA, 4.00%, 1/15/31(a)	500,000	429,513
Aker BP ASA, 6.00%, 6/13/33(a)	1,150,000	1,111,449
BP Capital Markets PLC, 4.88%, 3/22/30 (4.88% fixed rate until 6/22/30; 4.40% + 5 year CMT thereafter)(b)(d)	49,000	43,778
Canadian Natural Resources Ltd., 5.85%, 2/1/35	310,000	290,876
Cenovus Energy, Inc., 3.75%, 2/15/52	90,000	59,545
Ecopetrol S.A., 8.63%, 1/19/29	525,000	526,857
EIG Pearl Holdings Sarl, 3.55%, 8/31/36(a)	350,000	283,227
Equinor ASA, 3.25%, 11/18/49	1,000,000	668,327
Greensaif Pipelines Bidco Sarl, 6.13%, 2/23/38(a)	200,000	195,160
Greensaif Pipelines Bidco Sarl, 6.51%, 2/23/42(a)	200,000	196,086
India Cleantech Energy, 4.70%, 8/10/26(a)	795,600	689,387
Petroleos Mexicanos, 6.35%, 2/12/48	23,000	13,122
Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
ENERGY – (continued)
Petroleos Mexicanos, 6.49%, 1/23/27	$262,000	$232,485
QatarEnergy, 2.25%, 7/12/31(a)	200,000	160,130
Sweihan PV Power Co. PJSC, 3.63%, 1/31/49(a)	969,510	750,178
Teck Resources Ltd., 3.90%, 7/15/30	1,000,000	869,209
Total Capital International S.A., 3.13%, 5/29/50	375,000	244,412
UEP Penonome II S.A., 6.50%, 10/1/38(a)	925,710	699,168
Total Energy		8,183,162
FINANCIAL – 3.2%
ABN AMRO Bank N.V., 2.47%, 12/13/29 (2.47% fixed rate until 12/13/28; 1.10% + 1 year CMT thereafter)(a)(b)	1,000,000	825,790
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	150,000	134,354
Athene Holding Ltd., 3.45%, 5/15/52	51,000	30,294
Banco Bilbao Vizcaya Argentaria S.A., 9.38%, 3/19/29(b)(d)	1,000,000	992,251
Banco Santander S.A., 5.59%, 8/8/28	400,000	391,296
Banco Santander S.A., 6.92%, 8/8/33	200,000	191,097
Bank of Nova Scotia (The), 0.65%, 7/31/24	1,000,000	957,313
Bank of Nova Scotia (The), 4.59%, 5/4/37 (4.59% fixed rate until 5/04/32; 2.05% + 5 year CMT thereafter)(b)	240,000	200,028
Barclays PLC, 3.56%, 9/23/35 (3.56% fixed rate until 9/23/30; 2.90% + 5 year CMT thereafter)(b)	400,000	308,844
Barclays PLC, 5.83%, 5/9/27 (5.83% fixed rate until 5/09/26; 2.21% + SOFR thereafter)(b)	1,430,000	1,404,374
BB Blue Financing DAC, Series A1, 4.40%, 9/20/37	1,000,000	953,892
BB Blue Financing DAC, Series A2, 4.40%, 9/20/29	1,000,000	969,775

See Notes to Financial Statements.
56   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
FINANCIAL – (continued)
BNP Paribas S.A., 1.32%, 1/13/27 (1.32% fixed rate until 1/13/26; 1.00% + SOFR thereafter)(a)(b)	$730,000	$653,727
BNP Paribas S.A., 1.68%, 6/30/27 (1.68% fixed rate until 6/30/26; 0.91% + SOFR thereafter)(a)(b)	646,000	572,172
BNP Paribas S.A., 8.50%, 8/14/28 (8.50% fixed rate until 8/18/28; 4.35% + 1 year CMT thereafter)(a)(b)(d)	1,000,000	978,323
CaixaBank S.A., 6.68%, 9/13/27 (6.68% fixed rate until 9/13/26; 2.08% + SOFR thereafter)(a)(b)	610,000	609,731
Canadian Imperial Bank of Commerce, 6.09%, 10/3/33	750,000	745,023
Cooperatieve Rabobank UA, 1.00%, 9/24/26 (1.00% fixed rate until 9/24/25; 0.73% + 1 year CMT thereafter)(a)(b)	261,000	235,993
Credit Agricole S.A., 1.91%, 6/16/26 (1.91% fixed rate until 6/16/25; 1.68% + SOFR thereafter)(a)(b)	250,000	232,405
Credit Agricole SA, 5.59%, 7/5/26(a)	250,000	248,081
Credit Suisse AG, 7.50%, 2/15/28	250,000	261,506
Danske Bank A/S, 3.24%, 12/20/25 (3.24% fixed rate until 12/20/24; 1.59% + 3 month USD LIBOR thereafter)(a)(b)	201,000	192,492
Danske Bank A/S, 6.26%, 9/22/26(a)(b)	485,000	484,824
Deutsche Bank AG, 2.31%, 11/16/27 (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)(b)	180,000	156,741
Deutsche Bank AG, 2.55%, 1/7/28 (2.55% fixed rate until 1/07/27; 1.32% + SOFR thereafter)(b)	150,000	130,899
Deutsche Bank AG, (SOFR + 1.219%), 6.56%, 11/16/27(b)	240,000	229,328
Enstar Group Ltd., 3.10%, 9/1/31	35,000	26,340
Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Enstar Group Ltd., 4.95%, 6/1/29	$291,000	$268,726
Fairfax Financial Holdings Ltd., 5.63%, 8/16/32	500,000	467,005
Federation des Caisses Desjardins du Quebec, 5.70%, 3/14/28(a)	1,075,000	1,061,149
GPS Blue Financing DAC, 5.65%, 11/9/41(a)	1,000,000	942,500
HSBC Holdings PLC, 2.25%, 11/22/27 (2.25% fixed rate until 11/22/26; 1.10% + SOFR thereafter)(b)	400,000	353,089
HSBC Holdings PLC, 6.16%, 3/9/29 (6.16% fixed rate until 3/09/28; 1.97% + SOFR thereafter)(b)	1,200,000	1,187,931
HSBC Holdings PLC, 6.33%, 3/9/44 (6.33% fixed rate until 3/09/43; 2.65% + SOFR thereafter)(b)	200,000	192,040
HSBC Holdings PLC, 8.11%, 11/3/33 (8.11% fixed rate until 11/03/32; 4.25% + SOFR thereafter)(b)	200,000	210,327
ING Groep N.V., 1.40%, 7/1/26 (1.40% fixed rate un til 7/01/25; 1.10% + 1 year CMT thereafter)(a)(b)	1,000,000	919,167
ING Groep N.V., 4.02%, 3/28/28 (4.02% fixed rate until 3/28/27; 1.83% + SOFR thereafter)(b)	1,000,000	928,374
ING Groep NV, 6.11%, 9/11/34(b)	800,000	776,889
Intesa Sanpaolo SpA, 4.95%, 6/1/42 (4.95% fixed rate until 6/01/41; 2.75% + 1 year CMT thereafter)(a)(b)	700,000	434,054
Intesa Sanpaolo SpA, 7.78%, 6/20/54(a)(b)	200,000	180,113
Intesa Sanpaolo SpA, Series XR, 4.00%, 9/23/29(a)	600,000	512,288
Landwirtschaftliche Rentenbank, 0.88%, 9/3/30	1,000,000	770,326
Mitsubishi UFJ Financial Group, Inc., 4.79%, 7/18/25 (4.79% fixed rate until 7/18/24; 1.70% + 1 year CMT thereafter)(b)	400,000	395,341

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   57

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Mitsubishi UFJ Financial Group, Inc., 5.24%, 4/19/29 (5.24% fixed rate until 4/19/28; 1.70% + 1 year CMT thereafter)(b)	$655,000	$636,661
Mizuho Financial Group, Inc., 2.56%, 9/13/25 (2.56% fixed rate until 9/13/24; 1.37% + 3 month USD Term SOFR thereafter)(b)	281,000	271,231
Mizuho Financial Group, Inc., 5.78%, 7/6/29 (5.78% fixed rate until 7/6/28; 1.65% + 1 year CMT thereafter)(b)	292,000	287,945
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 5/23/42 (5.88% fixed rate until 3/25/32; 3.98% + 1 year CMT thereafter)(a)(b)	1,000,000	963,016
Natwest Group PLC, 5.08%, 1/27/30 (5.01% fixed rate until 1/27/29; 1.905% + 3 month USD LIBOR thereafter)(b)	210,000	195,694
Nederlandse Waterschapsbank N.V., Series 144A, 2.38%, 3/24/26(a)	500,000	468,208
Nomura Holdings, Inc., 2.61%, 7/14/31	200,000	152,957
Prudential Funding Asia PLC, 3.13%, 4/14/30	56,000	47,867
Shinhan Financial Group Co., Ltd., 5.00%, 7/24/28(a)	1,000,000	965,766
Societe Generale S.A., 2.80%, 1/19/28 (2.80% fixed rate until 1/19/27; 1.30% + 1 year CMT thereafter)(a)(b)	795,000	706,530
Societe Generale S.A., 3.88%, 3/28/24(a)	350,000	345,603
State Bank of India, 4.38%, 1/24/24(a)	205,000	203,848
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 3/9/26(a)	245,000	244,311
Swedbank AB, 1.54%, 11/16/26(a)	213,000	187,144
UBS Group AG, 1.49%, 8/10/27 (1.49% fixed rate until 8/10/26; 0.85% + 1 year CMT thereafter)(a)(b)	1,075,000	938,324
Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
FINANCIAL – (continued)
UBS Group AG, 3.09%, 5/14/32 (3.09% fixed rate until 5/14/31; 1.73% + SOFR thereafter)(a)(b)	$285,000	$225,107
UBS Group AG, 6.30%, 9/22/34(a)(b)	1,000,000	976,658
UniCredit SpA, 2.57%, 9/22/26 (2.57% fixed rate until 9/22/25; 2.30% + 1 year CMT thereafter)(a)(b)	1,000,000	916,078
UniCredit SpA, 5.86%, 6/19/32 (5.86% fixed rate until 6/19/27; 3.70% + USD 5 year Mid-Market Swap Rate thereafter)(a)(b)	200,000	182,032
Washington Aircraft 2 Co. DAC, 6.09%, 6/26/24 (3 month USD Term SOFR + 0.69)(b)	150,203	150,224
WLB Asset II B Pte Ltd., 3.95%, 12/10/24(a)	1,000,000	946,247
WLB Asset II C Pte Ltd., 3.90%, 12/23/25(a)	1,000,000	913,444
WLB Asset II D Pte. Ltd., 6.50%, 12/21/26(a)	1,000,000	944,087
WLB Asset II Pte Ltd., 4.00%, 1/14/24(a)	250,000	245,599
Total Financial		34,830,793
INDUSTRIAL – 0.2%
AP Moller – Maersk A/S, 5.88%, 9/14/33(a)	121,000	117,524
Canadian Pacific Railway Co., 4.70%, 5/1/48	70,000	57,942
Cemex SAB de CV, 9.13%, 3/14/28 (9.13% fixed rate until 6/14/28; 4.91% + 5 year CMT thereafter)(a)(b)(d)	625,000	650,628
Masonite International Corp., 3.50%, 2/15/30(a)	125,000	101,566
Mexico City Airport Trust, 3.88%, 4/30/28(a)	200,000	180,863
Mexico City Airport Trust, 5.50%, 7/31/47(a)	200,000	152,126
nVent Finance Sarl, 2.75%, 11/15/31	254,000	193,248
Trane Technologies Financing Ltd., 5.25%, 3/3/33	45,000	43,508
Waste Connections, Inc., 2.20%, 1/15/32	193,000	148,676

See Notes to Financial Statements.
58   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
Waste Connections, Inc., 4.25%, 12/1/28	$68,000	$64,303
Total Industrial		1,710,384
UTILITIES – 0.2%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(a)	200,000	173,394
Alfa Desarrollo SpA, 4.55%, 9/27/51(a)	198,752	135,858
Comision Federal de Electricidad, 4.69%, 5/15/29(a)	400,000	359,470
Consorcio Transmantaro S.A., 4.70%, 4/16/34(a)	430,000	383,143
Electricite de France S.A., 5.70%, 5/23/28(a)	210,000	207,962
Sociedad de Transmision Austral S.A., 4.00%, 1/27/32(a)	1,000,000	844,659
Total Utilities		2,104,486
TOTAL FOREIGN CORPORATE BONDS (Cost: $61,186,634)		56,008,039
FOREIGN GOVERNMENT AGENCIES – 1.3%
CANADA – 0.9%
CDP Financial, Inc., Series 144A, 1.00%, 5/26/26(a)	1,000,000	896,231
Export Development Canada, 3.38%, 8/26/25	1,000,000	967,594
Export Development Canada, 3.88%, 2/14/28	1,800,000	1,734,252
Hydro-Quebec, Series IO, 8.05%, 7/7/24	1,000,000	1,014,685
OMERS Finance Trust, Series 144A, 3.50%, 4/19/32(a)	1,000,000	870,929
OMERS Finance Trust, Series 144A, 4.00%, 4/19/52(a)	1,000,000	727,178
Province of British Columbia, 4.20%, 7/6/33	1,085,000	1,016,006
Province of Quebec Canada, 1.90%, 4/21/31	1,000,000	811,262
Province of Quebec Canada, 2.75%, 4/12/27	1,000,000	928,226
Province of Quebec Canada, 4.50%, 9/8/33	1,000,000	959,488
Total Canada		9,925,851

Investments	Principal Amount	Value
FOREIGN GOVERNMENT AGENCIES – (continued)
FRANCE – 0.1%
Caisse d’Amortissement de la Dette Sociale, 4.88%, 9/19/26(a)	$1,000,000	$996,744
JAPAN – 0.0%(g)
Development Bank of Japan, Inc., Series 144A, 1.75%, 2/18/25(a)	226,000	214,205
NETHERLANDS – 0.2%
BNG Bank N.V., 3.50%, 5/19/28(a)	1,000,000	944,481
Nederlandse Waterschapsbank N.V., 4.00%, 6/1/28(a)	1,500,000	1,448,669
Total Netherlands		2,393,150
NORWAY – 0.1%
Kommunalbanken A/S, Series 144A, 2.13%, 2/11/25(a)	500,000	477,647
SOUTH KOREA – 0.0%(g)
Korea National Oil Corp., 4.75%, 4/3/26(a)	200,000	196,145
Korea National Oil Corp., 4.88%, 4/3/28(a)	205,000	199,754
Total South Korea		395,899
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $15,480,309)		14,403,496
FOREIGN GOVERNMENT OBLIGATIONS – 0.3%
BERMUDA – 0.0%(g)
Bermuda Government International Bond, Series 144A, 2.38%, 8/20/30(a)	200,000	160,600
CANADA – 0.1%
Canada Government International Bond, 2.88%, 4/28/25	1,100,000	1,059,790
INDONESIA – 0.0%(g)
Indonesia Government International Bond, 3.50%, 1/11/28	280,000	259,311
ITALY – 0.1%
Republic of Italy Government International Bond, 4.00%, 10/17/49	1,000,000	684,437

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   59

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
MEXICO – 0.0%(g)
Mexico Government International Bond, 4.28%, 8/14/41	$260,000	$191,678
PANAMA – 0.0%(g)
Panama Government International Bond, Senior Bond, 6.70%, 1/26/36	100,000	98,712
PERU – 0.0%(g)
Peruvian Government International Bond, 2.78%, 1/23/31	107,000	87,621
QATAR – 0.0%(g)
Qatar Government International Bond, Series 144A, 4.50%, 4/23/28(a)	200,000	196,500
ROMANIA – 0.0%(g)
Romanian Government International Bond, Series 144A, 6.00%, 5/25/34(a)	60,000	56,391
SERBIA – 0.1%
Serbia International Bond, Series 144A, 2.13%, 12/1/30(a)	370,000	271,245
UNITED ARAB EMIRATES – 0.0%(g)
Abu Dhabi Government International Bond, Series 144A, 3.13%, 10/11/27(a)	250,000	233,113
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $3,810,879)		3,299,398
MUNICIPAL BONDS – 1.9%
ALASKA – 0.1%
City of Port Lions, Revenue Bond, 7.50%, 10/1/52	1,510,000	1,508,324
ARIZONA – 0.1%
Arizona Industrial Development Authority, 3.25%, 7/1/31	750,000	627,273
CALIFORNIA – 0.4%
Bay Area Toll Authority, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series F2, 6.26%, 4/1/49	150,000	160,424
Investments	Principal Amount	Value
MUNICIPAL BONDS – (continued)
CALIFORNIA – (continued)
California Health Facilities Financing Authority,Revenue Bonds, 4.35%, 6/1/41	$250,000	$209,985
Chula Vista Municipal Financing Authority, Revenue Bonds, Series A, 4.28%, 12/1/48	1,000,000	770,250
City & County of San Francisco Community Facilities District No., Series B, 3.48%, 9/1/50	1,000,000	657,892
City of Los Angeles CA, General Obligation, Series A, 3.50%, 9/1/37	315,000	247,736
City of Los Angeles CA, General Obligation, Series A, 5.00%, 9/1/42	1,000,000	896,612
Los Angeles Community College District, 2.11%, 8/1/32	770,000	602,738
State of California, General Obligation, Build America Bonds, 7.35%, 11/1/39	275,000	313,136
Upper Santa Clara Valley Joint Powers Authority, Revenue Bonds, Water Revenue, Series A, 3.88%, 8/1/48	500,000	375,940
Total California		4,234,713
CONNECTICUT – 0.1%
Connecticut Green Bank, 2.90%, 11/15/35	1,000,000	776,949
DISTRICT OF COLUMBIA – 0.2%
District of Columbia, Revenue Bonds, Series B, 3.85%, 2/28/25	1,750,000	1,696,842
FLORIDA – 0.2%
Florida Development Finance Corp., 8.00%, 7/1/57(a)	1,000,000	989,992
Florida Development Finance Corp., AMT, 7.25%, 7/1/57(a)(b)	1,000,000	1,040,000
Total Florida		2,029,992
HAWAII – 0.1%
State of Hawaii Department of Business Economic Development & Tourism, Series 2014-A, Class A2, ABS, 3.24%, 1/1/31	990,831	933,619

See Notes to Financial Statements.
60   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
MUNICIPAL BONDS – (continued)
ILLINOIS – 0.0%(g)
Chicago Housing Authority, Revenue Bonds, Series B, 4.36%, 1/1/38	$500,000	$426,580
INDIANA – 0.0%(g)
City of Fort Wayne, Revenue Bond, Revenue Bonds, Series A-2, 10.75%, 12/1/29	234,358	24
Indiana State Finance Authority, Revenue Bonds, 3.05%, 1/1/51	215,000	149,211
Total Indiana		149,235
MASSACHUSETTS – 0.1%
Massachusetts Housing Finance Agency, Revenue Bonds, Series 226, 5.56%, 12/1/52	950,000	927,547
MICHIGAN – 0.2%
City of Detroit MI, General Obligation, Series B, 2.51%, 4/1/25	650,000	604,274
Great Lakes Water Authority Sewage Disposal System Revenue, 3.06%, 7/1/39	940,000	699,054
Great Lakes Water Authority Water Supply System Revenue, 3.47%, 7/1/41	1,330,000	1,013,436
Total Michigan		2,316,764
MINNESOTA – 0.0%(g)
University of Minnesota, Revenue Bonds, 4.05%, 4/1/52	380,000	307,593
NEW JERSEY – 0.1%
Morris County Improvement Authority, Class A, 1.05%, 6/15/26	200,000	179,232
New Jersey Economic Development Authority, Series A, 4.93%, 3/1/25	750,000	741,982
New Jersey Turnpike Authority, Revenue Bonds, Build America Bonds, Series F, 7.41%, 1/1/40	300,000	348,839
Total New Jersey		1,270,053

Investments	Principal Amount	Value
MUNICIPAL BONDS – (continued)
NEW YORK – 0.1%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series A, 1.88%, 7/25/37	$968,249	$684,628
Metropolitan Transportation Authority, Series C2, 5.18%, 11/15/49	1,000,000	859,463
Total New York		1,544,091
OREGON – 0.0%(g)
Oregon State Business Development Commission, Revenue Bonds, Economic Development Revenue, 6.50%, 4/1/31(a)(c)	500,000	2,500
PENNSYLVANIA – 0.1%
Philadelphia Energy Authority (The), 5.39%, 11/1/25	500,000	497,341
SOUTH DAKOTA – 0.0%(g)
South Dakota Housing Development Authority, Series E, 5.46%, 5/1/53	300,000	293,419
WISCONSIN – 0.1%
County of Fond Du Lac, Revenue Bond, (BAM CNTY GTD), 5.57%, 11/1/51(a)	1,000,000	874,558
TOTAL MUNICIPAL BONDS (Cost: $23,598,696)		20,417,393
SUPRANATIONAL BONDS – 1.8%
Arab Petroleum Invstment Corp., 1.48%, 10/6/26(a)	1,200,000	1,069,042
Asian Development Bank, 3.13%, 9/26/28	1,500,000	1,391,983
Asian Infrastructure Investment Bank (The), 4.88%, 9/14/26	1,000,000	997,735
Central American Bank for Economic Integration, 5.00%, 2/9/26(a)	500,000	490,583
Council Of Europe Development Bank, 3.00%, 6/16/25	1,000,000	961,771
European Investment Bank, 0.63%, 10/21/27	700,000	595,459
European Investment Bank, 0.75%, 9/23/30	1,000,000	768,155
European Investment Bank, 2.38%, 5/24/27	500,000	460,164

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   61

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
SUPRANATIONAL BONDS – (continued)
European Investment Bank, 2.50%, 10/15/24	$1,000,000	$969,443
European Investment Bank, 3.25%, 11/15/27	1,110,000	1,049,722
European Investment Bank, 3.75%, 2/14/33	1,000,000	927,789
Inter-American Development Bank, 1.13%, 7/20/28	344,000	290,693
Inter-American Investment Corp., 2.63%, 4/22/25	1,000,000	957,263
International Bank for Reconstruction & Development, 0.00%, 3/31/27	1,000,000	890,400
International Bank for Reconstruction & Development, 0.01%, 3/31/28	1,000,000	961,261
International Bank for Reconstruction & Development, 0.75%, 11/24/27	322,000	274,190
International Bank for Reconstruction & Development, Senior Note, 3.13%, 11/20/25	608,000	583,382
International Finance Corp., (SOFR + 0.090%), 5.44%, 4/3/24(b)	1,348,000	1,348,268
International Finance Facility for Immunisation Co., Reg S, 1.00%, 4/21/26(h)	1,000,000	901,234
JBS USA LUX S.A. / JBS USA Food Co. / JBS Luxembourg Sarl, 6.75%, 3/15/34(a)	900,000	875,691
Kreditanstalt fuer Wiederaufbau, 0.75%, 9/30/30	1,000,000	766,334
Kreditanstalt fuer Wiederaufbau, 1.00%, 10/1/26	805,000	718,983
Kreditanstalt fuer Wiederaufbau, (SOFR + 1.000%), 6.34%, 2/12/24(b)	800,000	802,618
OPEC Fund for International Development (The), 4.50%, 1/26/26(a)	1,000,000	976,634
TOTAL SUPRANATIONAL BONDS (Cost: $21,329,216)		20,028,797

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – 15.8%
Federal Home Loan Mortgage Corp., 1.50%, 11/1/50	$410,882	$295,595
Federal Home Loan Mortgage Corp., 2.00%, 1/1/32	90,449	80,412
Federal Home Loan Mortgage Corp., 2.00%, 9/1/50	2,318,001	1,774,923
Federal Home Loan Mortgage Corp., 2.00%, 10/1/51	467,639	356,765
Federal Home Loan Mortgage Corp., 2.00%, 1/1/52	45,565	35,294
Federal Home Loan Mortgage Corp., 2.00%, 3/1/52	1,756,583	1,349,569
Federal Home Loan Mortgage Corp., 2.50%, 6/1/28	45,650	43,307
Federal Home Loan Mortgage Corp., 2.50%, 3/1/51	273,010	219,865
Federal Home Loan Mortgage Corp., 2.50%, 3/1/51	9,636,509	7,707,925
Federal Home Loan Mortgage Corp., 2.50%, 4/1/51	2,438,078	1,948,376
Federal Home Loan Mortgage Corp., 2.50%, 10/1/51	326,295	261,953
Federal Home Loan Mortgage Corp., 2.50%, 2/1/52	1,549,371	1,242,517
Federal Home Loan Mortgage Corp., 3.00%, 1/1/32	136,287	126,875
Federal Home Loan Mortgage Corp., 3.00%, 12/1/37	217,823	194,234
Federal Home Loan Mortgage Corp., 3.00%, 1/1/43	446,831	382,525
Federal Home Loan Mortgage Corp., 3.00%, 8/1/45	189,549	160,511
Federal Home Loan Mortgage Corp., 3.00%, 1/1/47	650,044	549,567
Federal Home Loan Mortgage Corp., 3.00%, 4/1/47	232,957	196,637
Federal Home Loan Mortgage Corp., 3.00%, 10/1/49	58,744	49,070
Federal Home Loan Mortgage Corp., 3.00%, 2/1/50	332,516	277,607
Federal Home Loan Mortgage Corp., 3.00%, 4/1/51	2,755,710	2,285,807
Federal Home Loan Mortgage Corp., 3.00%, 1/1/52	1,314,657	1,100,265
Federal Home Loan Mortgage Corp., 3.50%, 10/1/41	56,267	50,013
Federal Home Loan Mortgage Corp., 3.50%, 10/1/42	275,290	244,431
Federal Home Loan Mortgage Corp., 3.50%, 7/1/43	124,435	110,348

See Notes to Financial Statements.
62   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal Home Loan Mortgage Corp., 3.50%, 1/1/45	$173,533	$153,859
Federal Home Loan Mortgage Corp., 3.50%, 7/1/45	113,119	99,444
Federal Home Loan Mortgage Corp., 3.50%, 1/1/47	141,526	123,935
Federal Home Loan Mortgage Corp., 3.50%, 11/1/47	132,119	115,819
Federal Home Loan Mortgage Corp., 3.50%, 11/1/51	450,176	392,826
Federal Home Loan Mortgage Corp., 3.50%, 5/1/52	2,288,324	1,969,928
Federal Home Loan Mortgage Corp., 3.50%, 5/1/52	28,520	24,537
Federal Home Loan Mortgage Corp., 3.50%, 6/1/52	1,474,574	1,271,954
Federal Home Loan Mortgage Corp., 3.50%, 9/1/52	1,983,445	1,706,434
Federal Home Loan Mortgage Corp., 4.00%, 11/1/37	1,467,626	1,386,246
Federal Home Loan Mortgage Corp., 4.00%, 3/1/41	85,167	78,088
Federal Home Loan Mortgage Corp., 4.00%, 6/1/42	3,341	3,048
Federal Home Loan Mortgage Corp., 4.00%, 6/1/42	153,939	141,141
Federal Home Loan Mortgage Corp., 4.00%, 4/1/52	540,890	482,090
Federal Home Loan Mortgage Corp., 4.00%, 8/1/52	4,420,011	3,938,077
Federal Home Loan Mortgage Corp., 4.00%, 9/1/52	1,042,762	928,741
Federal Home Loan Mortgage Corp., 4.50%, 6/1/47	23,499	22,100
Federal Home Loan Mortgage Corp., 4.50%, 6/1/47	191,856	180,121
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	43,073	40,264
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	45,634	42,846
Federal Home Loan Mortgage Corp., 4.50%, 2/1/48	101,977	95,578
Federal Home Loan Mortgage Corp., 4.50%, 8/1/48	113,407	106,385
Federal Home Loan Mortgage Corp., 4.50%, 6/1/52	363,482	333,889
Federal Home Loan Mortgage Corp., 4.50%, 7/1/52	349,598	321,158
Federal Home Loan Mortgage Corp., 5.00%, 2/1/42	106,547	103,780
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal Home Loan Mortgage Corp., 5.00%, 7/1/52	$1,928,779	$1,820,862
Federal Home Loan Mortgage Corp., 5.00%, 9/1/52	2,815,627	2,658,405
Federal Home Loan Mortgage Corp., 5.50%, 8/1/53	1,310,422	1,266,871
Federal National Mortgage Association, 0.00%, 3/17/31	260,000	179,173
Federal National Mortgage Association, 0.63%, 4/22/25	1,000,000	930,644
Federal National Mortgage Association, 0.88%, 8/5/30	1,265,000	976,729
Federal National Mortgage Association, 1.50%, 10/1/50	380,261	273,607
Federal National Mortgage Association, 1.50%, 12/1/50	1,737,024	1,249,818
Federal National Mortgage Association, 1.50%, 1/1/51	495,308	356,380
Federal National Mortgage Association, 1.50%, 7/1/51	589,490	424,593
Federal National Mortgage Association, 2.00%, 5/1/36	465,628	399,921
Federal National Mortgage Association, 2.00%, 12/1/36	1,475,902	1,266,186
Federal National Mortgage Association, 2.00%, 12/1/40	473,276	383,161
Federal National Mortgage Association, 2.00%, 2/1/41	395,823	319,021
Federal National Mortgage Association, 2.00%, 5/1/41	796,827	641,893
Federal National Mortgage Association, 2.00%, 9/1/50	2,930,492	2,243,357
Federal National Mortgage Association, 2.00%, 10/1/50	1,483,007	1,137,057
Federal National Mortgage Association, 2.00%, 11/1/50	375,909	287,862
Federal National Mortgage Association, 2.00%, 1/1/51	387,652	296,583
Federal National Mortgage Association, 2.00%, 2/1/51	422,598	323,023
Federal National Mortgage Association, 2.00%, 4/1/51	1,747,440	1,331,916
Federal National Mortgage Association, 2.00%, 5/1/51	6,152,029	4,701,159

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   63

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 2.00%, 6/1/51	$4,346,895	$3,321,257
Federal National Mortgage Association, 2.00%, 7/1/51	633,942	484,329
Federal National Mortgage Association, 2.00%, 11/1/51	537,154	409,443
Federal National Mortgage Association, 2.50%, 4/1/31	303,902	274,395
Federal National Mortgage Association, 2.50%, 7/1/32	230,505	208,082
Federal National Mortgage Association, 2.50%, 8/1/32	248,014	223,887
Federal National Mortgage Association, 2.50%, 9/1/32	242,124	218,567
Federal National Mortgage Association, 2.50%, 7/1/35	898,734	811,294
Federal National Mortgage Association, 2.50%, 5/1/43	193,837	157,865
Federal National Mortgage Association, 2.50%, 8/1/46	456,931	369,764
Federal National Mortgage Association, 2.50%, 9/1/46	39,275	31,753
Federal National Mortgage Association, 2.50%, 10/1/46	115,678	93,102
Federal National Mortgage Association, 2.50%, 8/1/50	581,856	465,535
Federal National Mortgage Association, 2.50%, 10/1/50	298,341	238,700
Federal National Mortgage Association, 2.50%, 2/1/51	206,855	167,335
Federal National Mortgage Association, 2.50%, 4/1/51	1,497,367	1,192,225
Federal National Mortgage Association, 2.50%, 4/1/51	336,304	270,838
Federal National Mortgage Association, 2.50%, 8/1/51	921,561	734,359
Federal National Mortgage Association, 2.50%, 9/1/51	1,780,569	1,418,784
Federal National Mortgage Association, 2.50%, 2/1/52	900,286	719,987
Federal National Mortgage Association, 2.50%, 2/1/52	684,529	548,006
Federal National Mortgage Association, 2.50%, 2/1/52	2,222,387	1,775,825
Federal National Mortgage Association, 2.50%, 3/1/52	247,246	198,246
Federal National Mortgage Association, 2.63%, 9/6/24	1,000,000	974,062
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 3.00%, 5/1/30	$97,072	$90,491
Federal National Mortgage Association, 3.00%, 5/1/32	322,803	298,495
Federal National Mortgage Association, 3.00%, 10/1/32	247,578	228,911
Federal National Mortgage Association, 3.00%, 5/1/40	199,548	171,954
Federal National Mortgage Association, 3.00%, 5/1/43	324,069	277,021
Federal National Mortgage Association, 3.00%, 9/1/46	108,290	91,512
Federal National Mortgage Association, 3.00%, 11/1/46	196,225	166,376
Federal National Mortgage Association, 3.00%, 11/1/46	166,963	141,058
Federal National Mortgage Association, 3.00%, 1/1/47	196,433	166,081
Federal National Mortgage Association, 3.00%, 2/1/47	992,178	848,311
Federal National Mortgage Association, 3.00%, 12/1/49	314,045	262,329
Federal National Mortgage Association, 3.00%, 2/1/50	787,219	657,416
Federal National Mortgage Association, 3.00%, 7/1/50	3,905,804	3,279,278
Federal National Mortgage Association, 3.00%, 9/1/51	308,844	258,885
Federal National Mortgage Association, 3.00%, 11/1/51	4,439,197	3,674,593
Federal National Mortgage Association, 3.00%, 3/1/52	456,803	379,605
Federal National Mortgage Association, 3.00%, 4/1/52	460,269	381,705
Federal National Mortgage Association, 3.00%, 4/1/52	622,707	519,179
Federal National Mortgage Association, 3.00%, 4/1/52	104,266	86,637
Federal National Mortgage Association, 3.50%, 12/1/30	25,954	24,390
Federal National Mortgage Association, 3.50%, 1/1/35	99,512	93,496
Federal National Mortgage Association, 3.50%, 6/1/37	879,613	816,008
Federal National Mortgage Association, 3.50%, 5/1/40	68,204	60,591

See Notes to Financial Statements.
64   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 3.50%, 1/1/41	$166,649	$147,927
Federal National Mortgage Association, 3.50%, 8/1/42	131,432	116,567
Federal National Mortgage Association, 3.50%, 11/1/42	215,772	191,271
Federal National Mortgage Association, 3.50%, 8/1/43	96,468	85,367
Federal National Mortgage Association, 3.50%, 1/1/45	9,901	8,750
Federal National Mortgage Association, 3.50%, 12/1/45	150,170	131,782
Federal National Mortgage Association, 3.50%, 12/1/45	210,222	184,752
Federal National Mortgage Association, 3.50%, 8/1/46	167,809	147,767
Federal National Mortgage Association, 3.50%, 12/1/46	79,219	69,612
Federal National Mortgage Association, 3.50%, 12/1/46	93,867	83,257
Federal National Mortgage Association, 3.50%, 1/1/47	91,511	80,156
Federal National Mortgage Association, 3.50%, 4/1/47	273,363	238,860
Federal National Mortgage Association, 3.50%, 9/1/47	124,164	109,056
Federal National Mortgage Association, 3.50%, 11/1/47	38,393	33,612
Federal National Mortgage Association, 3.50%, 11/1/47	4,601	4,068
Federal National Mortgage Association, 3.50%, 6/1/48	138,533	121,282
Federal National Mortgage Association, 3.50%, 6/1/48	144,509	126,516
Federal National Mortgage Association, 3.50%, 11/1/48	188,956	165,428
Federal National Mortgage Association, 3.50%, 3/1/49	163,289	142,958
Federal National Mortgage Association, 3.50%, 6/1/49	67,301	58,921
Federal National Mortgage Association, 3.50%, 4/1/50	1,071,903	926,946
Federal National Mortgage Association, 3.50%, 2/1/52	896,995	781,115
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 3.50%, 3/1/52	$1,452,109	$1,250,918
Federal National Mortgage Association, 3.50%, 5/1/52	498,719	429,387
Federal National Mortgage Association, 3.50%, 5/1/52	1,908,884	1,643,811
Federal National Mortgage Association, 3.50%, 7/1/52	2,414,925	2,079,405
Federal National Mortgage Association, 4.00%, 9/1/40	125,401	114,821
Federal National Mortgage Association, 4.00%, 3/1/41	226,778	207,643
Federal National Mortgage Association, 4.00%, 9/1/42	24,065	21,931
Federal National Mortgage Association, 4.00%, 5/1/44	2,347,752	2,136,604
Federal National Mortgage Association, 4.00%, 1/1/45	9,661	8,801
Federal National Mortgage Association, 4.00%, 12/1/45	252,487	230,319
Federal National Mortgage Association, 4.00%, 7/1/46	205,301	186,638
Federal National Mortgage Association, 4.00%, 3/1/47	114,973	103,823
Federal National Mortgage Association, 4.00%, 9/1/47	144,481	131,035
Federal National Mortgage Association, 4.00%, 10/1/47	63,791	57,889
Federal National Mortgage Association, 4.00%, 12/1/47	89,625	81,518
Federal National Mortgage Association, 4.00%, 1/1/48	189,376	171,806
Federal National Mortgage Association, 4.00%, 4/1/48	65,995	60,117
Federal National Mortgage Association, 4.00%, 3/1/49	1,164,255	1,051,884
Federal National Mortgage Association, 4.00%, 5/25/49	996,293	918,657
Federal National Mortgage Association, 4.00%, 4/1/52	447,862	402,299
Federal National Mortgage Association, 4.00%, 5/1/52	1,541,453	1,373,655
Federal National Mortgage Association, 4.00%, 6/1/52	452,226	403,006
Federal National Mortgage Association, 4.00%, 7/1/52	1,170,457	1,043,060

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   65

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 4.00%, 8/1/52	$2,651,622	$2,361,899
Federal National Mortgage Association, 4.00%, 9/1/52	2,420,062	2,155,677
Federal National Mortgage Association, 4.00%, 10/1/52	3,755,308	3,345,443
Federal National Mortgage Association, 4.50%, 9/1/40	119,348	112,588
Federal National Mortgage Association, 4.50%, 2/1/41	228,911	216,239
Federal National Mortgage Association, 4.50%, 9/1/42	2,107	1,977
Federal National Mortgage Association, 4.50%, 12/1/43	12,264	11,498
Federal National Mortgage Association, 4.50%, 7/1/46	85,737	80,461
Federal National Mortgage Association, 4.50%, 11/1/47	37,708	35,377
Federal National Mortgage Association, 4.50%, 1/1/48	109,537	102,584
Federal National Mortgage Association, 4.50%, 2/1/48	18,982	17,777
Federal National Mortgage Association, 4.50%, 3/1/48	65,655	61,465
Federal National Mortgage Association, 4.50%, 5/1/48	76,910	71,999
Federal National Mortgage Association, 4.50%, 5/1/48	56,673	53,041
Federal National Mortgage Association, 4.50%, 6/1/52	174,928	160,706
Federal National Mortgage Association, 4.50%, 6/1/52	2,676,250	2,458,615
Federal National Mortgage Association, 4.50%, 7/1/52	153,068	140,628
Federal National Mortgage Association, 4.50%, 8/1/52	3,088,114	2,836,597
Federal National Mortgage Association, 4.50%, 9/1/52	9,463,220	8,692,373
Federal National Mortgage Association, 4.50%, 11/1/52	284,758	261,563
Federal National Mortgage Association, 5.00%, 9/1/40	90,754	88,729
Federal National Mortgage Association, 5.00%, 2/1/41	69,296	67,786
Federal National Mortgage Association, 5.00%, 7/1/44	172,957	171,883
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 5.00%, 5/1/48	$41,164	$39,542
Federal National Mortgage Association, 5.00%, 8/1/48	16,902	16,222
Federal National Mortgage Association, 5.00%, 7/1/52	779,799	736,207
Federal National Mortgage Association, 5.00%, 8/1/52	1,182,575	1,116,818
Federal National Mortgage Association, 5.00%, 9/1/52	193,414	182,644
Federal National Mortgage Association, 5.00%, 10/1/52	5,060,928	4,778,330
Federal National Mortgage Association, 5.00%, 2/1/53	2,444,050	2,307,487
Federal National Mortgage Association, 5.50%, 2/1/42	38,299	38,103
Federal National Mortgage Association, 5.50%, 12/1/52	579,848	560,898
Federal National Mortgage Association, 5.50%, 2/1/53	1,006,270	973,020
Federal National Mortgage Association, 5.50%, 6/1/53	2,831,558	2,737,453
Government National Mortgage Association, 2.00%, 3/20/51	364,826	289,590
Government National Mortgage Association, 2.00%, 7/20/51	444,808	352,406
Government National Mortgage Association, 2.00%, 10/20/51	188,464	149,131
Government National Mortgage Association, 2.50%, 12/20/46	77,023	63,971
Government National Mortgage Association, 2.50%, 10/20/50	1,287,494	1,033,321
Government National Mortgage Association, 2.50%, 5/20/51	4,418,652	3,617,549
Government National Mortgage Association, 2.50%, 8/20/51	327,070	267,518
Government National Mortgage Association, 2.50%, 12/20/51	2,166,258	1,771,702
Government National Mortgage Association, 2.50%, 5/20/52	1,366,275	1,116,977

See Notes to Financial Statements.
66   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Government National Mortgage Association, 3.00%, 12/20/42	$173,265	$149,316
Government National Mortgage Association, 3.00%, 12/20/45	53,058	45,723
Government National Mortgage Association, 3.00%, 9/20/46	77,774	67,091
Government National Mortgage Association, 3.00%, 10/20/46	162,033	139,508
Government National Mortgage Association, 3.00%, 2/20/47	188,793	162,488
Government National Mortgage Association, 3.00%, 4/20/47	127,996	110,142
Government National Mortgage Association, 3.00%, 12/20/47	57,284	49,134
Government National Mortgage Association, 3.00%, 1/20/48	118,475	101,817
Government National Mortgage Association, 3.00%, 9/20/49	91,989	78,547
Government National Mortgage Association, 3.00%, 12/20/49	184,477	157,053
Government National Mortgage Association, 3.00%, 1/20/50	427,645	364,946
Government National Mortgage Association, 3.00%, 4/15/50	185,862	158,015
Government National Mortgage Association, 3.00%, 8/20/50	266,367	227,010
Government National Mortgage Association, 3.00%, 8/20/50	357,310	304,407
Government National Mortgage Association, 3.00%, 8/20/50	223,780	190,579
Government National Mortgage Association, 3.00%, 10/20/50	150,942	128,406
Government National Mortgage Association, 3.00%, 10/20/50	239,181	203,320
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Government National Mortgage Association, 3.00%, 7/20/51	$247,799	$211,186
Government National Mortgage Association, 3.00%, 12/20/51	474,378	402,753
Government National Mortgage Association, 3.00%, 2/20/52	501,250	310,471
Government National Mortgage Association, 3.00%, 8/20/53	3,422,562	2,901,440
Government National Mortgage Association, 3.50%, 2/20/42	142,628	127,509
Government National Mortgage Association, 3.50%, 7/20/42	208,072	186,142
Government National Mortgage Association, 3.50%, 11/20/42	94,413	84,613
Government National Mortgage Association, 3.50%, 8/20/45	36,445	32,466
Government National Mortgage Association, 3.50%, 9/20/45	36,284	32,287
Government National Mortgage Association, 3.50%, 4/20/46	52,052	46,317
Government National Mortgage Association, 3.50%, 12/20/46	295,205	262,318
Government National Mortgage Association, 3.50%, 11/20/47	97,802	86,728
Government National Mortgage Association, 3.50%, 1/20/48	100,677	89,527
Government National Mortgage Association, 3.50%, 11/20/48	402,942	357,050
Government National Mortgage Association, 3.50%, 8/20/50	144,505	127,484
Government National Mortgage Association, 3.50%, 8/20/50	147,467	130,669
Government National Mortgage Association, 3.50%, 8/20/50	185,350	163,518

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   67

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Government National Mortgage Association, 3.50%, 10/20/50	$61,703	$54,464
Government National Mortgage Association, 3.50%, 1/20/52	909,619	796,939
Government National Mortgage Association, 3.50%, 7/20/52	1,842,247	1,613,987
Government National Mortgage Association, 3.50%, 12/20/52	2,580,643	2,260,883
Government National Mortgage Association, 4.00%, 11/20/40	69,999	64,822
Government National Mortgage Association, 4.00%, 2/20/46	145,572	133,717
Government National Mortgage Association, 4.00%, 3/20/46	54,940	50,478
Government National Mortgage Association, 4.00%, 5/20/47	79,284	72,714
Government National Mortgage Association, 4.00%, 8/20/47	40,877	37,455
Government National Mortgage Association, 4.00%, 9/20/47	613,162	563,439
Government National Mortgage Association, 4.00%, 9/20/52	3,099,823	2,793,221
Government National Mortgage Association, 4.50%, 9/20/39	72,179	68,568
Government National Mortgage Association, 4.50%, 7/20/41	41,635	39,508
Government National Mortgage Association, 4.50%, 2/20/47	25,299	23,966
Government National Mortgage Association, 4.50%, 8/20/47	39,112	36,800
Government National Mortgage Association, 4.50%, 1/20/48	121,831	114,308
Government National Mortgage Association, 4.50%, 3/20/48	24,403	22,902
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Government National Mortgage Association, 4.50%, 7/20/48	$48,710	$45,529
Government National Mortgage Association, 4.50%, 6/20/49	136,823	127,602
Government National Mortgage Association, 4.50%, 12/20/52	1,703,961	1,575,519
Government National Mortgage Association, 5.00%, 7/20/45	103,879	101,237
Government National Mortgage Association, 5.00%, 11/20/52	648,311	615,424
Tennessee Valley Authority, 1.50%, 9/15/31	145,000	112,042
United States Department of Housing and Urban Development, Series 2019, 2.87%, 8/1/27	1,000,000	918,743
United States International Development Finance Corp., 3.43%, 6/1/33	941,662	853,099
United States International Development Finance Corp., Series 1, 1.65%, 4/15/28	1,000,000	870,997
United States International Development Finance Corp., Series 3, 1.05%, 10/15/29	749,469	651,768
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $193,141,292)		173,387,764
U.S. GOVERNMENT OBLIGATIONS – 9.5%
U.S. Treasury Bonds, 1.75%, 8/15/41	1,233,000	767,831
U.S. Treasury Bonds, 1.88%, 2/15/41	350,000	225,777
U.S. Treasury Bonds, 2.00%, 2/15/50	8,335,000	4,864,254
U.S. Treasury Bonds, 2.00%, 8/15/51	62,000	35,776
U.S. Treasury Bonds, 2.25%, 5/15/41	5,390,000	3,698,045
U.S. Treasury Bonds, 2.25%, 8/15/49	7,845,000	4,883,512
U.S. Treasury Bonds, 2.25%, 2/15/52	960,000	589,125
U.S. Treasury Bonds, 2.88%, 5/15/43	4,650,000	3,444,996

See Notes to Financial Statements.
68   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – (continued)
U.S. Treasury Bonds, 3.38%, 11/15/48	$735,000	$576,487
U.S. Treasury Bonds, 3.63%, 2/15/53	1,022,000	845,226
U.S. Treasury Bonds, 3.63%, 5/15/53	13,131,000	10,872,058
U.S. Treasury Bonds, 3.88%, 5/15/43	52,000	45,208
U.S. Treasury Bonds, 4.00%, 11/15/42	200,000	177,516
U.S. Treasury Bonds, 4.00%, 11/15/52	184,000	163,084
U.S. Treasury Bonds, 4.38%, 8/15/43	9,409,000	8,778,303
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/44	205,000	72,156
U.S. Treasury Coupon STRIP, Zero Coupon, 8/15/44	975,000	339,491
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/45	265,000	89,967
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/40	1,280,000	535,703
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/41	1,005,000	414,918
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/41	6,840,000	2,786,815
U.S. Treasury Coupon STRIP, Zero Coupon, 8/15/41	205,000	82,286
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/42	90,000	35,261
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/42	80,000	30,976
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/42	820,000	310,201
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/43	315,000	117,695
U.S. Treasury Coupon STRIP, Zero Coupon, 8/15/43	480,000	175,362
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/43	485,000	174,731
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/44	1,020,000	363,061
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/44	490,000	167,969
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/45	560,000	183,021
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/46	405,000	130,812
U.S. Treasury Inflation-Indexed Notes, 0.63%, 1/15/24	818,775	810,928
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – (continued)
U.S. Treasury Notes, 0.50%, 10/31/27	$2,755,000	$2,330,450
U.S. Treasury Notes, 0.63%, 11/30/27	250,000	212,002
U.S. Treasury Notes, 1.13%, 8/31/28	1,000,000	846,875
U.S. Treasury Notes, 1.88%, 2/15/32	177,000	143,778
U.S. Treasury Notes, 2.25%, 11/15/25	2,770,000	2,617,217
U.S. Treasury Notes, 2.38%, 2/15/42	9,270,000	6,407,525
U.S. Treasury Notes, 2.50%, 4/30/24	180,000	176,941
U.S. Treasury Notes, 2.75%, 8/15/32	212,000	183,579
U.S. Treasury Notes, 2.75%, 11/15/42	525,000	383,271
U.S. Treasury Notes, 2.88%, 4/30/29	4,260,000	3,890,412
U.S. Treasury Notes, 2.88%, 5/15/32	67,000	58,811
U.S. Treasury Notes, 3.38%, 5/15/33	183,000	165,958
U.S. Treasury Notes, 3.75%, 5/31/30	41,000	38,924
U.S. Treasury Notes, 3.75%, 6/30/30	247,000	234,438
U.S. Treasury Notes, 3.88%, 8/15/33	15,736,000	14,868,061
U.S. Treasury Notes, 4.00%, 6/30/28	125,000	121,665
U.S. Treasury Notes, 4.00%, 10/31/29	320,000	308,963
U.S. Treasury Notes, 4.13%, 10/31/27	320,000	313,188
U.S. Treasury Notes, 4.13%, 8/31/30	1,684,000	1,634,533
U.S. Treasury Notes, 4.38%, 10/31/24	10,825,000	10,703,642
U.S. Treasury Notes, 4.38%, 8/31/28	7,872,000	7,793,895
U.S. Treasury Notes, 4.63%, 9/15/26	2,401,000	2,389,183
U.S. Treasury Notes, 5.00%, 8/31/25	1,399,000	1,396,158
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $116,476,051)		104,008,020

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   69

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 12.9%
iShares Core U.S. Aggregate Bond ETF (Cost: $147,253,495)	1,500,901	$141,144,730
COMMON STOCKS – 0.0%(g)
DIVERSIFIED FINANCIAL SERVICES – 0.0%(g)
Bruin Blocker LLC	4,367	0
ENERGY EQUIPMENT & SERVICES – 0.0%(g)
Canvas Energy, Inc.	952	0
TOTAL COMMON STOCKS (Cost: $11,472)		0
MUTUAL FUNDS – 7.8%
BrandywineGLOBAL High Yield Fund	4,458,891	42,983,712
MainStay MacKay High Yield Corporate Bond Fund	8,602,689	42,583,310
TOTAL MUTUAL FUNDS (Cost: $92,549,026)		85,567,022
PREFERRED STOCKS – 0.2%
Financial – 0.2%
Gladstone Investment Corp., 4.88%, 11/1/28 (Cost: $1,830,000)	73,200	1,652,124
SHORT-TERM INVESTMENTS – 1.1%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 5.20%(i) (Cost $12,315,796)	12,315,796	12,315,796
TOTAL INVESTMENTS – 99.7% (Cost: $1,197,571,772)		1,092,325,966
OTHER ASSETS AND LIABILITIES, NET – 0.3%		3,726,592
NET ASSETS – 100.0%		$1,096,052,558

(a)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2023, the value of these securities was $267,731,611, representing 24.4% of net assets.

(b)
Adjustable or floating rate security. Rate shown reflects rate in effect at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)
Security is currently in default.

(d)
Perpetual floating rate security. Date shown reflects the next reset date.

(e)
Step Bond — Coupon rate increases or decreases in increments to maturity. Rate shown as of September 30, 2023. Maturity date shown is the final maturity.

(f)
Interest only security.

(g)
Amount is less than 0.05%.

(h)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2023, the value of these securities was $901,234, representing 0.1% of net assets.

(i)
The rate shown is the annualized seven-day yield at September 30, 2023.

ABS
Asset Backed Securities

CLO
Collateralized Loan Obligation

CMO
Collateralized Mortgage Obligation

CMT
Constant Maturity Treasury Indexes

ETF
Exchange Traded Fund

LIBOR
London Interbank Offered Rate

REMIC
Real Estate Mortgage Investment Conduit

SOFR
Secured Overnight Funding Rate

REIT
Real Estate Investment Trust

See Notes to Financial Statements.
70   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (continued)

Futures contracts open at September 30, 2023:
Description	Type	Contracts	Expiration Date	Notional Amount	Value / Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED – 4.9%
U.S. Treasury 5-Year Notes	Long	17,300,000	12/29/2023	$18,227,172	$(173,624)
U.S. Treasury 10-Year Notes	Long	9,200,000	12/19/2023	9,941,750	(150,442)
U.S. Treasury 2-Year Notes	Long	20,800,000	12/29/2023	21,081,938	(69,810)
U.S. Treasury Ultra Bonds	Long	4,100,000	12/19/2023	4,866,187	(302,324)
Total				$54,117,047	$(696,200)
CONTRACTS SOLD – (0.5)%
U.S. Treasury Long-Term Bonds	Short	(4,700,000)	12/19/2023	$(5,347,719)	$276,248
Swap contracts open at September 30, 2023:
Centrally Cleared Credit Default Swap Agreements
Referenced Obligations/Index	Financing Rate Received / (Paid) by the Fund	Credit Spread at September 30, 2023	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.41	(5.000)%	475.449%	12/20/2028	$3,890	$43,790	$27,904	$15,886
Centrally Cleared Interest Rate Swap Agreements
Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
4.699%	12M SOFR	09/25/2026	$515	$(1,165)	$95	$(1,260)
The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2023 (see Note 2 to the Financial Statements):
	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$146,300,614	$—	$146,300,614
Bank Loans*	—	1,792,942	—	1,792,942
Commercial Mortgage-Backed Securities	—	107,665,401	—	107,665,401
Corporate Bonds*	—	204,334,430	—	204,334,430
Foreign Corporate Bonds*	—	56,008,039	—	56,008,039
Foreign Government Agencies*	—	14,403,496	—	14,403,496
Foreign Government Obligations*	—	3,299,398	—	3,299,398
Municipal Bonds*	—	20,417,393	—	20,417,393
Supranational Bonds	—	20,028,797	—	20,028,797
U.S. Government Agencies	—	173,387,764	—	173,387,764
U.S. Government Obligations	—	104,008,020	—	104,008,020
Exchange-Traded Fund	141,144,730	—	—	141,144,730
See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   71

Schedule of Investments
September 30, 2023
PFM Multi-Manager Fixed-Income Fund (concluded)

	Level 1	Level 2	Level 3	Total
Common Stocks*
Energy	$—	$—	$—	$—
Financial	—	—	—	—
Mutual Funds	85,567,022	—	—	85,567,022
Preferred Stock*	1,652,124	—	—	1,652,124
Short-Term Investments
Money Market Fund	12,315,796	—	—	12,315,796
Total Investments	$240,679,672	$851,646,294	$—	$1,092,325,966
Other Financial Instruments(a)
Credit Default Swap Agreements	$—	$15,886	$—	$15,886
Futures Contracts	276,248	—	—	276,248
Total – Other Financial Instruments	$276,248	$15,886	$—	$292,134
Liabilities:
Other Financial Instruments(a)
Futures Contracts	$(696,200)	$—	$—	$(696,200)
Interest Rate Swap Agreements(a)	—	(1,260)	—	(1,260)
Total – Other Financial Instruments	$(696,200)	$(1,260)	$—	$(697,460)

(a)
Futures Contracts and Swap Contracts are valued at the unrealized appreciation (depreciation) of the instrument. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

*
See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.
72   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Statements of Assets and Liabilities
September 30, 2023
PFM Multi-Manager Series Trust

	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed-Income Fund
Assets:
Investments in Securities, at Value (Cost $901,443,102, $739,982,642 and $1,197,571,772, respectively)	$972,986,262	$717,104,931	$1,092,325,966
Foreign Currencies, at Value (Cost $–, $267,278 and $–, respectively)	—	273,453	—
Cash	32,371	183,006	44,508
Receivables:
Investment Securities Sold	836,036	1,151,562	1,173,590
Dividends	124,058	617,441	61,114
Interest	—	—	6,355,290
Foreign Tax Reclaims	23,109	706,241	4,443
Prepaid Expenses	6,813	5,177	6,881
Net Variation Margin on Futures Contracts	—	—	49,397
Collateral on Swaps Contracts(2)	—	—	170,000
Total Assets	974,008,649	720,041,811	1,100,191,189
Liabilities:
Payables:(1)
Investment Securities Purchased	822,625	2,356,741	3,094,949
Advisory Fees Payable	237,400	300,438	363,061
Net Variation Margin on Swap Contracts	—	—	41,425
Other Accrued Expenses	363,651	656,405	639,196
Total Liabilities	1,423,676	3,313,584	4,138,631
Net Assets	$972,584,973	$716,728,227	$1,096,052,558
Net Assets Consists of:
Paid-In Capital	$903,408,186	$776,255,026	$1,265,942,685
Total Distributable Earnings (Loss)	69,176,787	(59,526,799)	(169,890,127)
Net Assets	$972,584,973	$716,728,227	$1,096,052,558
Capital Shares Outstanding (no par value, unlimited shares authorized; all shares outstanding are of each Fund’s Institutional Class)	88,166,590	75,898,215	129,849,494
Net Asset Value, Offering Price and Redemption Price per Share	$11.03	$9.44	$8.44

(1)
There were no fees payable to the Trust’s Independent Trustees at September 30, 2023.

(2)
Represents cash on deposit at broker.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   73

Statements of Operations
For the Year Ended September 30, 2023
PFM Multi-Manager Series Trust

	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed-Income Fund
Investment Income:
Dividends (net of foreign withholding taxes of $30,070, $1,004,946 and $–, respectively)	$15,055,017	$17,598,282	$9,906,622
Interest (net of taxes withheld of $–, $– and $3,409, respectively)	1,274	1,036	36,290,023
Total Investment Income	15,056,291	17,599,318	46,196,645
Expenses:
Advisory Fees (Note 4)	2,686,235	3,512,026	4,210,706
Accounting Fees	93,545	94,498	308,952
Administration Fees	104,508	77,534	124,852
Audit and Tax Fees	69,831	145,864	94,878
Custodian Fees	54,632	327,127	117,469
Insurance Premiums	40,693	28,651	41,548
Legal Fees	193,869	144,336	219,246
Registration Fees	38,751	25,773	52,670
Transfer Agent Fees	43,889	43,557	47,015
Trustees Fees	98,867	72,048	113,639
Other Expenses	10,978	13,105	7,474
Total Expenses	3,435,798	4,484,519	5,338,449
Expenses Recouped	26,259	1,210	—
Net Expenses	3,462,057	4,485,729	5,338,449
Net Investment Income	11,594,234	13,113,589	40,858,196
Net Realized and Unrealized (Gain) Loss on Investments:
Net Realized Loss From:
Investments	(3,249,816)	(22,528,481)	(27,688,827)
Swap Contracts	—	—	(33,117)
Futures Contracts	—	—	(2,214,941)
Foreign Currency Related Transactions	—	(113,039)	—
Net Realized Loss	(3,249,816)	(22,641,520)	(29,936,885)
Net Change in Unrealized Appreciation/Depreciation From:
Investments	128,668,712	111,164,367	3,016,206
Swap Contracts	—	—	14,626
Futures Contracts	—	—	865,569
Translation of Assets and Liabilities Denominated in Foreign Currencies	—	(15,597)	—
Net Change in Unrealized Appreciation/Depreciation	128,668,712	111,148,770	3,896,401
Net Increase in Net Assets Resulting from Operations	$137,013,130	$101,620,839	$14,817,712
See Notes to Financial Statements.
74   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Statements of Changes in Net Assets
PFM Multi-Manager Series Trust

	PFM Multi-Manger Domestic Equity Fund		PFM Multi-Manger International Equity Fund
	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting From Operations:
Net Investment Income	$11,594,234	$8,137,369	$13,113,589	$13,174,364
Net Realized Gain (Loss)	(3,249,816)	47,809,845	(22,641,520)	(16,983,722)
Net Change in Unrealized Appreciation/Depreciation	128,668,712	(214,607,173)	111,148,770	(209,795,096)
Net Increase (Decrease) in Net Assets Resulting from Operations	137,013,130	(158,659,959)	101,620,839	(213,604,454)
Distributions from:
Distributable Earnings	(41,106,617)	(133,323,650)	(14,072,410)	(36,649,446)
Capital Share Transactions:
Proceeds from Sale of Shares	111,190,845	224,384,495	137,890,676	257,116,529
Reinvestment of Distributions	41,106,617	133,323,650	14,072,410	36,649,447
Cost of Shares Redeemed	(50,447,652)	(137,911,565)	(29,912,664)	(217,174,907)
Net Increase in Net Assets Resulting from Capital Share Transactions	101,849,810	219,796,580	122,050,422	76,591,069
Net Increase (Decrease) in Net Assets	197,756,323	(72,187,029)	209,598,851	(173,662,831)
Net Assets:
Beginning of Year	$774,828,650	$847,015,679	$507,129,376	$680,792,207
End of Year	$972,584,973	$774,828,650	$716,728,227	$507,129,376
Share Transactions:
Shares Outstanding, Beginning of Year	78,484,098	60,563,989	62,131,190	56,729,207
Shares Subscribed	10,228,072	19,869,283	15,312,425	24,527,194
Shares Issued from Reinvestment of Distributions	4,049,913	10,130,976	1,534,614	3,127,086
Shares Redeemed	(4,595,493)	(12,080,150)	(3,080,014)	(22,252,297)
Shares Outstanding, End of Year	88,166,590	78,484,098	75,898,215	62,131,190
See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   75

Statements of Changes in Net Assets
PFM Multi-Manager Series Trust

	PFM Multi-Manager Fixed-Income Fund
	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting From Operations:
Net Investment Income	$40,858,196	$20,465,306
Net Realized Loss	(29,936,885)	(35,152,575)
Net Change in Unrealized Appreciation/Depreciation	3,896,401	(121,994,246)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,817,712	(136,681,515)
Distributions from:
Distributable Earnings	(39,994,624)	(25,311,251)
Capital Share Transactions:
Proceeds from Sale of Shares	249,725,850	332,887,886
Reinvestment of Distributions	39,994,624	25,311,251
Cost of Shares Redeemed	(72,272,973)	(115,747,762)
Net Increase in Net Assets Resulting from Capital Share Transactions	217,447,501	242,451,375
Net Increase in Net Assets	192,270,589	80,458,609
Net Assets:
Beginning of Year	$903,781,969	$823,323,360
End of Year	$1,096,052,558	$903,781,969
Share Transactions:
Shares Outstanding, Beginning of Year	104,799,034	79,243,741
Shares Subscribed	28,694,346	35,059,812
Shares Issued from Reinvestment of Distributions	4,589,552	2,648,008
Shares Redeemed	(8,233,438)	(12,152,527)
Shares Outstanding, End of Year	129,849,494	104,799,034
See Notes to Financial Statements.
76   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Financial Highlights
PFM Multi-Manager Domestic Equity Fund

Selected data for a share of beneficial interest outstanding throughout the period is presented below:
	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Net Asset Value, Beginning of Year	$9.87	$13.99	$12.15	$11.00	$10.76
Investment Operations:
Net Investment Income(1)	0.14	0.12	0.12	0.14	0.17
Net Realized and Unrealized Gain (Loss)(2)	1.52	(2.10)	3.58	1.32	0.17
Total from Investment Operations	1.66	(1.98)	3.70	1.46	0.34
Distributions from:
Net Investment Income	(0.11)	(0.12)	(0.15)	(0.16)	(0.08)
Capital Gains	(0.39)	(2.02)	(1.71)	(0.15)	(0.02)
Total Distributions to Shareholders	(0.50)	(2.14)	(1.86)	(0.31)	(0.10)
Net Asset Value, End of Year	$11.03	$9.87	$13.99	$12.15	$11.00
Total Return(3)	17.30%	(17.97)%	33.08%	13.43%	3.26%
Ratios/Supplemental Data:
Net Assets, End of Year (000’s omitted)	$972,585	$774,829	$847,016	$722,499	$730,457
Ratios to Average Net Assets of:
Expenses, Net of Expenses Waived/Reimbursed/Recouped(4)	0.37%	0.37%	0.38%	0.39%	0.38%
Expenses, Prior to Expenses Waived/Reimbursed/Recouped(4)	0.37%	0.36%	0.37%	0.39%	0.41%
Net Investment Income	1.25%	0.97%	0.91%	1.25%	1.59%
Portfolio Turnover Rate	52%	45%	60%	141%(5)	24%

(1)
Based on average daily shares outstanding.

(2)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(3)
Total return may reflect a waiver, or recovery of prior waiver, by the Adviser. Performance would be different prior to the impact of waivers or recovery of prior waivers.

(4)
Through January 28, 2020, the Adviser agreed to waive its fee in the amount of 0.05% of the average daily net assets of the Fund and to pay or otherwise bear certain operating and other expenses of the Fund to the extent necessary to limit the total annualized expenses of the Fund to 0.38% of average daily net assets for the Institutional Class of the Fund. See Note 4 to these financial statements.

(5)
Portfolio turnover rate for the fiscal year ended September 30, 2020 increased primarily due to a change in strategy from the use of a sub-advised sleeve of investments to instead using the Vanguard Total Stock Market ETF to achieve passive index exposure.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   77

Financial Highlights
PFM Multi-Manager International Equity Fund

Selected data for a share of beneficial interest outstanding throughout the period is presented below:
	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Net Asset Value, Beginning of Year	$8.16	$12.00	$9.70	$9.41	$9.69
Investment Operations:
Net Investment Income(1)	0.18	0.22	0.15	0.08	0.23
Net Realized and Unrealized Gain (Loss)(2)	1.29	(3.47)	2.25	0.41	(0.42)
Total from Investment Operations	1.47	(3.25)	2.40	0.49	(0.19)
Distributions from:
Net Investment Income	(0.19)	(0.17)	(0.10)	(0.20)	(0.09)
Capital Gains	—	(0.42)	—	—	—
Total Distributions to Shareholders	(0.19)	(0.59)	(0.10)	(0.20)	(0.09)
Net Asset Value, End of Year	$9.44	$8.16	$12.00	$9.70	$9.41
Total Return(3)	18.09%	(28.60)%	24.86%	5.09%	(1.87)%
Ratios/Supplemental Data:
Net Assets, End of Year (000’s omitted)	$716,728	$507,129	$680,792	$388,182	$397,967
Ratios to Average Net Assets of:
Expenses, Net of Expenses Waived/Reimbursed/Recouped(4)	0.64%	0.65%	0.66%	0.74%	0.63%
Expenses, Prior to Expenses Waived/Reimbursed/Recouped(4)	0.64%	0.64%	0.65%	0.76%	0.75%
Net Investment Income	1.87%	2.06%	1.31%	0.87%	2.54%
Portfolio Turnover Rate	68%	88%	52%	157%(5)	13%

(1)
Based on average daily shares outstanding.

(2)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(3)
Total return may reflect a waiver, or recovery of prior waiver, by the Adviser. Performance would be different prior to the impact of waivers or recovery of prior waivers.

(4)
Through January 28, 2020, the Adviser agreed to waive its fee in the amount of 0.10% of the average daily net assets of the Fund and to pay or otherwise bear certain operating and other expenses of the Fund to the extent necessary to limit the total annualized expenses of the Fund to 0.63% of average daily net assets for the Institutional Class of the Fund. See Note 4 to these financial statements.

(5)
Portfolio turnover rate for the year ended September 30, 2020 increased primarily due to a change in strategy from the use of a sub-advised sleeve of investments to instead using the iShares Core MSCI Total International Stock ETF to achieve passive index exposure.

See Notes to Financial Statements.
78   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Financial Highlights
PFM Multi-Manager Fixed-Income Fund

Selected data for a share of beneficial interest outstanding throughout the period is presented below:
	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Net Asset Value, Beginning of Year	$8.62	$10.39	$10.81	$10.55	$10.02
Investment Operations:
Net Investment Income(1)	0.34	0.23	0.21	0.27	0.35
Net Realized and Unrealized Gain (Loss)(2)	(0.19)	(1.71)	(0.08)	0.37	0.55
Total from Investment Operations	0.15	(1.48)	0.13	0.64	0.90
Distributions from:
Net Investment Income	(0.33)	(0.24)	(0.22)	(0.29)	(0.35)
Capital Gains	—	(0.05)	(0.33)	(0.09)	(0.02)
Total Distributions to Shareholders	(0.33)	(0.29)	(0.55)	(0.38)	(0.37)
Net Asset Value, End of Year	$8.44	$8.62	$10.39	$10.81	$10.55
Total Return(3)	1.71%	(14.52)%	1.23%	6.21%	9.17%
Ratios/Supplemental Data:
Net Assets, End of year (000’s omitted)	$1,096,053	$903,782	$823,323	$684,218	$602,522
Ratios to Average Net Assets of:
Expenses, Net of Expenses Waived/Reimbursed/Recouped(4)	0.51%	0.51%	0.55%	0.55%	0.55%
Expenses, Prior to Expenses Waived/Reimbursed/Recouped(4)	0.51%	0.51%	0.52%	0.54%	0.55%
Net Investment Income	3.88%	2.41%	2.00%	2.60%	3.46%
Portfolio Turnover Rate	100%	124%	107%	174%(5)	84%

(1)
Based on average daily shares outstanding.

(2)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(3)
Total return may reflect a waiver, or recovery of prior waiver, by the Adviser. Performance would be different prior to the impact of waivers or recovery of prior waivers.

(4)
Through January 28, 2020, the Adviser agreed to pay or otherwise bear certain operating and other expenses of the Fund to the extent necessary to limit the total annualized expenses of the Fund to 0.55% of average daily net assets for the Institutional Class of the Fund. See Note 4 to these financial statements.

(5)
Portfolio turnover rate for the year ended September 30, 2020 increased primarily due to a change in strategy as the assets formerly managed by a terminated sub-adviser were largely invested in the Diamond HIll High Yield mutual fund and iShares iBoxx High Yield Corporate Bond ETF.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   79

NOTES TO FINANCIAL STATEMENTS

1. Organization
PFM Multi-Manager Series Trust (Trust) was organized as a Delaware statutory trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust offers the following series: PFM Multi-Manager Domestic Equity Fund (the Domestic Equity Fund), PFM Multi-Manager International Equity Fund (International Equity Fund) and PFM Multi-Manager Fixed-Income Fund (Fixed-Income Fund) (each a Fund and, collectively, the Funds). Each Fund consists of Institutional Class, Advisor Class and Class R shares. As of September 30, 2023, only the Institutional Class has commenced operations. The Funds are diversified for the purposes of the 1940 Act.
The Domestic Equity Fund seeks to provide long-term capital appreciation. The International Equity Fund seeks to provide long-term capital appreciation. The Fixed-Income Fund seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP). The Funds are investment companies and follow the accounting and reporting guidance in the Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services-Investment Companies.
Use of Estimates
The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities, including the fair value of investments, and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Investment Valuation
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
Level 1 —
Quoted prices in active markets for identical assets or liabilities.

Level 2 —
Inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly, including quoted prices for similar investments based on interest rates, credit risk and like factors. Securities traded primarily in non-U.S. markets which are fair valued are generally categorized as Level 2 in the hierarchy.

Level 3 —
Inputs that are unobservable and significant to the entire fair value measurement, including the Fund’s own assumptions for determining fair value.

The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2023, is disclosed in each Fund’s respective Schedule of Investments.
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4:00 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (Board), the Board has designated the Adviser, PFM Asset Management LLC (PFMAM or, the Adviser), as the Funds’ valuation designee under Rule 2a-5 of the 1940 Act and as such the Adviser performs day-to-day valuation of investments held by the Funds, subject to oversight of the Board. The Adviser has established a Valuation Committee (VC) to serve as its formal oversight body for the valuation of each Fund’s portfolio holdings in accordance with policies and procedures adopted by the Board. The VC provides administration and oversight of the
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NOTES TO FINANCIAL STATEMENTS

2. Summary of Significant Accounting Policies (continued)
Investment Valuation (continued)
Funds’ valuation policy and the Adviser’s valuation procedures, which are approved annually by the Board. Among other things, these procedures allow the Adviser to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Portfolio securities that are primarily traded on a foreign securities exchange are generally valued at the U.S. dollar equivalent of the preceding closing values for the securities on their exchanges. If an investment is valued in a currency other than U.S. dollars, its value shall be converted into U.S. dollars at the mean of the last available bid and offer prices of such currencies against U.S. dollars quoted on a valuation date by any recognized dealer. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Adviser may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, after-market trading, or news events may have occurred in the interim. To account for this, the Adviser may value foreign securities using fair value prices based on third-party vendor modeling tools.
Equity Securities
Equity securities, including restricted securities and preferred stocks, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third-party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.
Debt Securities
Debt securities, including restricted securities, are valued based on evaluated prices received from third-party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third-party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Futures Contracts
The Funds use exchange-traded futures contracts to a limited extent with the objective of using uninvested cash to gain exposure to certain equity and fixed income markets, maintain liquidity, and minimize transaction costs. Futures contracts are valued at their quoted daily settlement prices and are categorized as Level 1 in the hierarchy. Fluctuations in the value of the contracts are recorded as an asset (liability).
Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   81

NOTES TO FINANCIAL STATEMENTS

2. Summary of Significant Accounting Policies (continued)
Futures Contracts (continued)
as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Swap Contracts
Swap contracts are marked-to-market daily using third-party pricing vendor quotations, or counterparty or clearinghouse prices, and the change in value, if any, is recorded as an unrealized gain or loss. Interest rate swaps are valued by pricing vendors who utilize matrix pricing which considers a discounted cash flow model based on the terms of the contract, including the notional amount and contract maturity, and multiple inputs, including, where applicable, yield curves, prepayment rates, and currency exchange rates, or by counterparty or clearinghouse-supplied prices. Interest rate swaps are generally categorized in Level 2 of the fair value hierarchy. Credit default swaps are valued by pricing vendors who utilize matrix pricing which considers the terms of the contract, including the notional amount and contract maturity, and multiple inputs including yield curves, recovery rates, and credit spreads, or by counterparty or clearinghouse-supplied prices. Credit default swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty, or in some cases, segregated in a triparty account on behalf of the counterparty, which can be adjusted by any mark-to-market gains or losses pursuant to the contract. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.
Investment Transactions and Income Recognition
Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Estimated expenses are accrued daily. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of foreign taxes withheld at source, if any. In such cases, the dividend is recorded as soon as the information is received by the Funds. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Certain Funds invest in real estate investment trusts (REITs). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s REIT distributions to return of capital or capital gain distributions at year-end based on information provided by the REIT and estimates of such re-designations for which actual information has not yet been reported.
Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund or class specific expenses are allocated directly to the Fund or class that incurred the expense.
For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period-end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
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NOTES TO FINANCIAL STATEMENTS

2. Summary of Significant Accounting Policies (continued)
Foreign Currency Translation (continued)
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Dividends and Distributions
The Fixed-Income Fund declares and distributes dividends from net investment income, if any, monthly. The Domestic Equity Fund and International Equity Fund each declare and distribute net investment income, if any, to shareholders as dividends at least annually. Each Fund makes distributions of its net realized capital gains, if any, at least annually. Unless a shareholder elects to receive dividends and distributions in cash, dividends and distributions will be reinvested in additional shares of the same share class of the Fund at the NAV calculated as of the payment date. Distributions to shareholders are recorded on the ex-dividend date. The Funds pay distributions on a per-share basis. As a result, on the ex-dividend date of such a payment, the NAVs of the Funds’ shares will be reduced by the amount of the payment.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred by the Funds as of September 30, 2023, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.
3. Federal Income Taxes
Each Fund intends to continue to qualify for treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing their tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has reviewed each Fund’s tax positions taken or to be taken on each Fund’s federal income tax returns through the year ended September 30, 2023 and for all open tax years (years ended September 30, 2020, September 30, 2021 and September 30, 2022), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Although the statute of limitations for examining a Fund’s U.S. tax returns remains open for three years, no examination is currently in progress. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the year ended September 30, 2023, the Funds did not incur any interest or tax penalties. The Funds did not record any tax benefit or expense in the current period.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   83

NOTES TO FINANCIAL STATEMENTS

3. Federal Income Taxes (continued)
The tax-basis components of distributable earnings as of period-end were as follows for each Fund:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late Year Ordinary and Post-October Capital Loss Deferrals	Capital Loss Carryforward	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
PFM Multi-Manager Domestic Equity Fund	$8,372,342	$—	$(3,827,849)	$—	$(54,752)	$64,687,046	$69,176,787
PFM Multi-Manager International Equity Fund	6,580,277	—	—	(30,939,412)	(54,752)	(35,112,912)	(59,526,799)
PFM Multi-Manager Fixed-Income Fund	2,523,689	—	—	(66,340,176)	(55,702)	(106,017,938)	(169,890,127)
Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods. During the year ended September 30, 2023, no amounts were reclassified.
The tax character of distributions declared for the year ended September 30, 2023 was as follows:
	Ordinary Income	Long-term Capital Gains	Total Distributions
PFM Multi-Manager Domestic Equity Fund	$11,097,102	$30,009,515	$41,106,617
PFM Multi-Manager International Equity Fund	14,072,410	—	14,072,410
PFM Multi-Manager Fixed-Income Fund	39,994,624	—	39,994,624
The tax character of distributions declared for the year ended September 30, 2022 was as follows:
	Ordinary Income	Long-term Capital Gains	Total Distributions
PFM Multi-Manager Domestic Equity Fund	$71,092,742	$62,230,908	$133,323,650
PFM Multi-Manager International Equity Fund	17,078,775	19,570,671	36,649,446
PFM Multi-Manager Fixed-Income Fund	22,600,115	2,711,136	25,311,251
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (Act), the Funds are permitted to carry forward capital losses incurred for an unlimited period. The capital loss carryforward information presented below, including any applicable limitations, is estimated as of fiscal year-end and is subject to adjustment. As of September 30, 2023, the capital loss carryforwards were as follows:
	Unlimited Short- Term Losses	Unlimited Long- Term Losses
PFM Multi-Manager Domestic Equity Fund	$—	$—
PFM Multi-Manager International Equity Fund	(14,432,758)	(16,506,654)
PFM Multi-Manager Fixed-Income Fund	(27,861,089)	(38,479,087)
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NOTES TO FINANCIAL STATEMENTS

3. Federal Income Taxes (continued)
As of September 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed- Income Fund
Cost of investments	$908,299,216	$752,193,693	$1,198,358,530
Unrealized appreciation	$84,423,030	$16,977,618	$729,174
Unrealized depreciation	(19,735,984)	(52,090,530)	(106,747,112)
Net unrealized appreciation (depreciation)	$64,687,046	$(35,112,912)	$(106,017,938)
During the year ended September 30, 2023, there were differences between book and tax accounting, primarily due to wash sales, REITs, passive foreign investment company (PFIC) inclusions, futures contracts mark to market, organizational expenses, return of capital distributions from corporations, defaulted bonds and premium amortization accruals.
4. Agreements
Investment Adviser
The Adviser was organized as a Delaware limited liability company in 2001. The Adviser is a subsidiary of U.S. Bancorp Asset Management, Inc. (USBAM). USBAM is a subsidiary of U.S. Bank, National Association (U.S. Bank).
The Adviser has delegated responsibility for the day-to-day investment management of some or all of the Funds’ assets to sub-advisers, subject to the oversight and supervision of the Adviser. The Adviser maintains overall responsibility for the management and investment of the assets of the Funds and responsibility for all advisory services furnished by any sub-adviser, and supervises each sub-adviser in its performance of its duties for the applicable Fund. The Adviser evaluates and selects the sub-advisers and makes recommendations to the Board about the hiring, termination and replacement of a sub-adviser and oversees, monitors and reviews the sub-advisers and their performance and compliance with the applicable Fund’s investment policies and restrictions.
In return for providing management services to the Funds, each Fund pays the Adviser an annual fee based on the following percentage of its average daily net assets:
Fund	%
Domestic Equity Fund	0.29%
International Equity Fund	0.50%
Fixed-Income Fund	0.40%
The sub-advisory fees are paid by the Adviser, and are not an additional expense of the respective Fund.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   85

NOTES TO FINANCIAL STATEMENTS

4. Agreements (continued)
Investment Adviser (continued)
The Sub-Advisers to each Fund as of September 30, 2023 are as follows:
Fund	Sub-Advisers
PFM Multi-Manager Domestic Equity Fund*	Aristotle Atlantic Partners, LLC Champlain Investment Partners, LLC Jacobs Levy Equity Management, Inc. Vaughan Nelson Investment Management, L.P.
PFM Multi-Manager International Equity Fund
Acadian Asset Management LLC
Aristotle Capital Management, LLC
Kayne Anderson Rudnick Investment Management, LLC
Ninety One North America, Inc.
Schroder Investment Management North America Inc.
Schroder Investment Management North America Limited
WCM Investment Management LLC

PFM Multi-Manager Fixed-Income Fund	Brown Brothers Harriman & Co. PineBridge Investments LLC PGIM, Inc. Teachers Advisors, LLC

*
Nuance Investments, LLC was a sub-adviser to the PFM Multi-Manager Domestic Equity Fund through September 28, 2023.

Through January 28, 2020, the Adviser agreed (1) to waive its fee in the amount of 0.05% of the average daily net assets of the Domestic Equity Fund; (2) to waive its fee in the amount of 0.10% of the average daily net assets of the International Equity Fund; and (3) to pay or otherwise bear operating and other expenses of the Funds (including organizational and offering expenses, but excluding any front-end and contingent deferred sales loads; any Rule 12b-1 or similar marketing and distribution-related fees; interest and tax expenses; leverage; dividends and interest on short positions; brokerage commissions; expenses incurred in connection with any merger, liquidation or reorganization; extraordinary or non-routine expenses such as litigation; and acquired fund fees and expenses) solely to the extent necessary to limit the total annualized expenses of the Funds to the percentages of average daily net assets below for the Institutional Class of each Fund (Expense Limitation Agreement):
Fund	%
Domestic Equity Fund	0.38%
International Equity Fund	0.63%
Fixed-Income Fund	0.55%
Although the Expense Limitation Agreement expired January 28, 2020, the Adviser continued to be entitled to recoup any investment advisory fees waived or Fund expense payments paid by it pursuant to the Expense Limitation Agreement, if on any given business day the Funds determine a NAV, that the operating expenses of a Fund are less than the corresponding expense limitation rate previously in effect under the Expense Limitation Agreement, subject to quarterly approval by the Trust’s Board. The total amount of recoupment to which the Adviser was entitled could not exceed an amount that would cause a Fund to exceed its: (1) corresponding expense limitation in place at the time the investment advisory fees were waived or the expenses were incurred; or (2) corresponding expense limitation currently in place, whichever is less. Subject to the foregoing, the recoupment amount was limited to, at any time, the sum of all investment advisory fees previously waived or reduced by the Adviser and all other payments remitted by the Adviser to the Fund pursuant to the Expense Limitation Agreement, within three years of the date on which such investment advisory fees were waived or reduced or other payments remitted, less recoupment previously paid to the Adviser with respect to such waivers, reductions, and payments. As of September 30, 2023, there were no advisory fees waived or reimbursed expenses which remained subject to recoupment.
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NOTES TO FINANCIAL STATEMENTS

4. Agreements (continued)
Distributor
PFM Fund Distributors, Inc. (PFMFD or, the Distributor) serves as the Funds’ Distributor. The Distributor is an affiliate of the Adviser. The Distributor is not separately compensated for the services it provides to the Funds.
Administrator, Custodian and Transfer Agent
Through September 30, 2023, the Administrator, Custodian and Transfer Agent to the Trust is State Street Bank and Trust Company. In October 2023, U.S. Bank took over as the Trust’s Custodian and its subsidiary, U.S. Bank Global Fund Services (USBGFS), took over as the Trust’s Administrator and Transfer Agent.
5. Capital Shares
The Funds will be continuously offering an unlimited number of shares through the Distributor. Shares are offered in a continuous offering at the current NAV per share of each class of the Funds.
6. Investment Transactions
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on bank loans for the year ended September 30, 2023, were as follows:
	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund
Non-U.S. Government Purchases	$552,878,207	$586,025,107
Non-U.S. Government Sales	$476,599,706	$464,784,304
PFM Multi-Manager Fixed-Income Fund
U.S. Government Purchases	$786,689,666
Non-U.S. Government Purchases	$473,735,082
U.S. Government Sales	$752,063,160
Non-U.S. Government Sales	$277,441,089
7. Derivative Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments as of September 30, 2023 is included in each respective Schedule of Investments. As of September 30, 2023, the Funds had sufficient cash and/or securities to cover commitments under these contracts. In the normal course of pursuing its investment objectives, the Funds are subject to the following risks:
Equity Price Risk — The Domestic Equity and International Equity Funds may enter into equity index futures contracts to gain exposure to equity markets and to enhance return.
Foreign Exchange Risk — The International Equity Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund may enter into forward foreign currency exchange contracts. There were no forward foreign currency exchange contracts held during the year ended September 30, 2023.
Interest Rate Risk — The Fixed Income Fund utilizes various interest rate derivatives, including futures contracts and swaps contracts, to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   87

NOTES TO FINANCIAL STATEMENTS

7. Derivative Financial Instruments (continued)
The following table summarizes the value of the Fund’s derivative instruments as of September 30, 2023 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
PFM Multi-Manager Fixed-Income Fund
	Asset Derivatives		Liability Derivatives
Interest Rate Risk	Net Variation Margin on Futures Contracts*	$276,248	Net Variation Margin on Futures Contracts*	$(696,200)
Interest Rate Risk	Net Variation Margin on Swap Contracts*	$—	Net Variation Margin on Swap Contracts*	$(1,260)
Credit Risk	Net Variation Margin on Swap Contracts*	$15,886	Net Variation Margin on Swap Contracts*	$—

*
Includes cumulative unrealized appreciation (depreciation) of futures and swap contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables summarize the realized gain (loss) and change in unrealized appreciation (depreciation) of the Fund’s derivative instruments for the year ended September 30, 2023 and the related location in the accompanying Statement of Operations, presented by primary underlying risk exposure:
PFM Multi-Manager Fixed-Income Fund
	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation (Depreciation)
Interest Rate Risk	Futures Contracts	$(2,214,941)	Futures Contracts	$865,569
Interest Rate Risk	Swap Contracts	$—	Swap Contracts	$(1,260)
Credit Risk	Swap Contracts	$(33,117)	Swap Contracts	$15,886
The average notional cost of futures contracts and average notional amounts of swaps outstanding during the year ended September 30, 2023, which are indicative of the volume of these derivative types, were approximately as follows:
PFM Multi-Manager Fixed-Income Fund
	Futures Contracts – Long	Futures Contracts – Short	Swap Contracts – Long	Swap Contracts – Short
Interest Rate Risk	$46,895,777	$5,944,658	$515,095	$515,000
Credit Risk	$—	$—	$4,902,459	$4,793,333
8. Related Parties
As of September 30, 2023, certain officers of the Trust were also employees of the Adviser, the Administrator or their affiliates, however, such officers are not compensated by the Funds.
9. Risks
Credit (or Default Risk) — Refers to the likelihood that an issuer will default in the payment of principal and/or interest on a security. Financial strength, solvency of an issuer, and lack of or inadequacy of collateral or credit enhancements for a fixed-income security, may affect credit risk. Credit risk of a security may change over time, and securities which are rated by rating agencies are often reviewed and may be subject to downgrade. Ratings are only opinions of the agencies issuing them and are not absolute guarantees as to quality.
Counterparty Risk — Counterparty risk is the risk that the issuer or the guarantor of a fixed-income security will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Additionally, when a Fund enters into cleared derivatives transactions, the Fund will be subject to the credit risk of the clearinghouse and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transactions.
Market Risk — This is the risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual issuers, real or perceived general economic conditions, changes in the general outlook for
88   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

NOTES TO FINANCIAL STATEMENTS

9. Risks (continued)
revenues or corporate earnings, changes in interest or currency rates, regional or global instability, political or social developments, or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in the markets may negatively affect many issuers, which could adversely affect a Fund. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide and therefore could adversely affect the value of a Fund’s investments. Recent examples include pandemic risks related to the global outbreak caused by a novel coronavirus known as COVID-19 which resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. Securities markets may experience great short-term volatility and may fall sharply at times.
Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Different markets may behave differently from each other and a foreign market may move in the opposite direction from the U.S. market. The value of a Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value. Price changes may be temporary or last for extended periods. The value of an investment in a Fund could decline over short periods due to fluctuation in a Fund’s NAV in response to market movements, and over longer periods during market downturns.
10. Recent Accounting Updates
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04 “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” The update provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) contract modifications on financial reporting, caused by reference rate reform. ASU 2020-04 is effective for all entities as of March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 “Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848. ”The update extends the sunset date from ASU No. 2020-04 from December 31, 2022, to December 31, 2024. After this date, entities will no longer be permitted to apply the relief in Topic 848. The Funds have not yet elected to apply ASU 2020-04. At this time, management is still evaluating the implications of these changes on the financial statements.
In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement of Equity Securities Subject to Contractual Sales Restrictions (ASU 2022-03) which clarifies fair value measurement guidance when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, amends a related illustrative example in ASC Topic 820, Fair Value Measurement, and introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with ASC Topic 820. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023. Investment companies with an equity security subject to a contractual sale restriction executed before the date of adoption should continue to account for the equity security until the contractual restrictions expire or are modified using the accounting policy applied before adoption of the ASU 2022-03. The Funds have not yet elected to apply ASU 2022-03. At this time, management is still evaluating the implications of these changes on the financial statements.
11. Subsequent Events
The Funds have evaluated subsequent events prior to the issuance of these financial statements. Other than the change in Custodian, Administrator and Transfer Agent described in Note 4, no events have taken place that meet the definition of a subsequent event that requires adjustment to or disclosure in these financial statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2023   89

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of PFM Multi-Manager Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of PFM Multi-Manager Series Trust (the “Trust”) (comprising the PFM Multi-Manager Domestic Equity Fund, PFM Multi-Manager International Equity Fund and PFM Multi-Manager Fixed-Income Fund (collectively referred to as the “Funds”)), including the schedules of investments, as of September 30, 2023, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising PFM Multi-Manager Series Trust at September 30, 2023, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more PFM investment companies since 1999.
Philadelphia, Pennsylvania
November 29, 2023
90   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Information About Fund Expenses (unaudited)

As a shareholder of the Funds, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. The Funds do not charge its shareholders transaction-based fees; however, as with all mutual funds, the Funds do incur operating expenses. When invested in the Funds, you will incur ongoing costs, including management fees and other operating expenses of the Funds.
The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at April 1, 2023, the beginning of the period, and held through September 30, 2023. This example illustrates the Funds’ expenses in two ways:
Actual Returns and Expenses The first section of the table below provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in the Fund using its actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line under the heading titled “Expenses Paid per $1,000 During Period” to estimate the expenses you paid on your account with the Fund during this period.
Hypothetical 5% Returns and Actual Expenses The second section of the table below is intended to help you compare the Funds’ ongoing expenses (but not transaction costs) with those of other mutual funds using the Funds’ actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds’ actual rates of return, but is useful in making comparisons of the costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical cost with the actual fund expenses and 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.
	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratio Based on the Period	Expenses Paid During the Period(1)(2) 4/1/23 to 9/30/23
PFM Multi-Manager Domestic Equity Fund
Institutional Class
Actual	$1,000.00	$1,026.00	0.37%	$1.88
Hypothetical (5% return before expenses)	$1,000.00	$1,023.21	0.37%	$1.88
PFM Multi-Manager International Equity Fund
Institutional Class
Actual	$1,000.00	$971.20	0.63%	$3.11
Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	0.63%	$3.19
PFM Multi-Manager Fixed-Income Fund
Institutional Class
Actual	$1,000.00	$971.10	0.52%	$2.57
Hypothetical (5% return before expenses)	$1,000.00	$1,022.46	0.52%	$2.64

(1)
Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period).

(2)
Reflects expenses after fee waivers and expense reimbursements.

Please note that the expenses shown in the preceding table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The “Expenses Paid During Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Funds do not charge its shareholders transaction-based fees; however, other funds to which the Funds are compared may charge such fees. If transactional-based fees were included in the 5% hypothetical example above, the overall costs of investing would be higher.
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Other Information (unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2023.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2023 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Foreign Tax Credit
The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by each Fund to its shareholders. For the fiscal year ended September 30, 2023, the total amount of foreign taxes that will be passed through the PFM Multi-Manager International Equity Fund is $991,826.
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Statement regarding Liquidity Risk Management Program (unaudited)
Rule 22e-4 of the 1940 Act (Liquidity Rule) requires that the Liquidity Risk Management Program Administrator (Program Administrator) for the Trust periodically, but no less than annually, review and provide the Board a written report that assesses the adequacy of the Liquidity Program and the effectiveness of its implementation including, if applicable, the operation of the Highly Liquid Investment Minimum (HLIM) for each Fund and any material changes to the Liquidity Program.
The assessment was for the period October 1, 2022 through September 30, 2023 (Review Period). The Program Administrator re-evaluated the data and analysis that supported the original conclusions regarding each Fund’s liquidity risk. The Program Administrator used updated data to review each Fund’s: (i) investment strategy and the liquidity of its portfolio investments; (ii) short-term and long-term cash flow projections; (iii) holdings of cash and cash equivalents; and (iv) borrowing arrangements and other funding sources. Below is a summary of the Program Administrator’s written report for the Review Period that was presented to the Board.
Liquidity Risk Assessment Factors
1.)
Investment Strategy and Liquidity of Portfolio Investments

The Program Administrator re-evaluated each Fund’s investment objective, portfolio concentration, derivative usage and known or identifiable risks to liquidity and performed a year-over-year comparison of changes in portfolio composition and concentration. It was noted that each Fund continued to use Exchange Traded Funds to achieve passive or specific strategies and continued to only use forward foreign currency contracts to hedge against certain foreign currencies back to the U.S. dollar and this activity is in line with each Fund’s stated objective. No Fund employed borrowing for investment purposes. The Program Administrator reasonably expects these trends to continue and remains confident that each Fund operates an investment strategy that is appropriate for an open-end fund.
2.)
Cash Flow Projections

The Program Administrator examined data relating to gross redemption activity, shareholder ownership concentration and the length of the Funds operating history and redemption patterns. The largest gross redemptions over the period were incorporated into the Funds’ reasonably anticipated trade size (RATS) in determining what is the necessary pro-rata portion of the portfolio the Adviser could choose to sell for liquidity purposes. After considering various factors including market volatility and the Funds’ performance, the Program Administrator believes at this time that the redemption size on a day-by-day basis should not exceed significantly what have been the Funds’ largest redemptions on record.
3.)
Holdings of Cash and Cash Equivalents

Although cash positions fluctuated slightly with market conditions and share capital movements, cash allocations remained a valuable tool to meet shareholder redemptions.
4.)
Borrowing Arrangements and Other Funding Sources

The Funds did not participate in any type of credit facility or other borrowing arrangement to supplement its cash as a tool to meet investor redemptions. Other funding sources available to the Funds are reviewed if its cash position is not sufficient to meet redemptions. The Program Administrator does not reasonably anticipate having to resort to these tools and that given the Funds’ cash position establishing a credit facility is not necessary.
5.)
In-Kind Redemptions

During the Review Period, the Funds did not deem it necessary to meet redemptions by paying out securities or other portfolio investments other than cash. The Funds were able to meet requests for redemption without significant dilution of remaining investors’ interests in the Funds.
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Discussion of the operation and management of the Liquidity Program
1.)
Classification Reviews, Challenges and Overrides

The Program Administrator utilizes a third party vendor to assist with liquidity classifications and has a formalized review process of such vendors’ classifications. The Program Administrator believes that the review process is operating adequately and effectively and believes at this time no changes are warranted.
2.)
Highly Liquid Investment Minimum

Each Fund operated as a Primarily Highly Liquid Fund during the Review Period. The Program Administrator has determined that a HLIM is not necessary. The Program Administrator reasonably expects that the composition of each Fund will remain stable and consistent and that each Fund will continue to operate as a Primarily Highly Liquid Fund.
3.)
Illiquid Investment Monitoring

The Funds did not breach the 15% illiquid investment limit pursuant to the Liquidity Rule during the Review Period. The Program Administrator reasonably believes that the policies and reviews it has established prior to the adoption of the Liquidity Program sufficiently protect against a prospective violation of this limit.
Conclusion
The Program Administrator evaluated the operation and management of the Liquidity Program and believes that it continues to function effectively in all material aspects and reasonably believes that the existing controls and safeguards are appropriately designed to enable the Program Administrator to maintain compliance with the Liquidity Rule. The Program Administrator noted that no material changes had been made to the Liquidity Program during the Review Period.
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BOARD APPROVAL OF
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
PFM MULTI-MANAGER SERIES TRUST
PFM Multi-Manager Domestic Equity Fund
PFM Multi-Manager International Equity Fund
PFM Multi-Manager Fixed-Income Fund
(each a Fund, and collectively the Funds)
At a meeting held on September 26-27, 2023 (Meeting), the Board of Trustees (Board) of PFM Multi-Manager Series Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement (Advisory Agreement) between PFM Asset Management LLC (Adviser) and the Trust, on behalf of each Fund for an additional one-year period; and reviewed and approved the continuance of an investment sub-advisory agreement (Sub-Advisory Agreements, and together with the Advisory Agreement, the Agreements) between the Adviser and each of the following investment sub-advisers (each a Sub-Adviser, and collectively the Sub-Advisers) for an additional one-year period:
Fund	Sub-Adviser
Domestic Equity Fund	Aristotle Atlantic Partners, LLC Champlain Investment Partners, LLC Jacobs Levy Equity Management, Inc. Vaughan Nelson Investment Management, L.P.
International Equity Fund	Acadian Asset Management LLC
Aristotle Capital Management, LLC
Kayne Anderson Rudnick Investment Management, LLC
Ninety One North America, Inc.
Schroder Investment Management North America Inc.
Schroder Investment Management North America Limited
WCM Investment Management LLC
Fixed-Income Fund	Brown Brothers Harriman & Co. PGIM, Inc. PineBridge Investments LLC Teachers Advisors, LLC
Although the Agreements for the Funds were considered at the same Board Meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Agreement. The Adviser and each Sub-Adviser are each referred to herein as a Manager.
In considering the continuation of each Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a contract renewal video conference meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors. As part of this review, particular attention was given to the Adviser’s process of selecting and overseeing the Sub-Advisers, as well as the Adviser’s continued integration into U.S. Bancorp Asset Management, Inc.
In approving the continuance of each Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of each Agreement are fair and reasonable and that the approval of such Agreement is in
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the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates, as applicable, to the respective Fund and its shareholders. The Board noted that each Fund employs a “manager of managers” structure pursuant to an exemptive order (Order) granted to the Adviser and the Trust from the U.S. Securities and Exchange Commission (SEC), whereby the Adviser is responsible for selecting sub-advisers (subject to Board and shareholder approval, as applicable); and subject to oversight of the Board for allocating the respective Fund’s assets among such sub-advisers, and overseeing the sub-advisers’ day-to-day management of their respective sleeves of the Funds. The Board reviewed and considered information that included, among other things, descriptions of the Adviser’s business, personnel, and operations, including the Adviser’s business continuity plan, considerations related to cybersecurity, the experience and responsibilities of the Adviser’s investment professionals, and compensation of investment professionals; the services the Adviser provides to the Funds, including management and oversight of the Funds’ investment strategies and the Adviser’s risk assessment process; the Adviser’s compliance program; and information on the Adviser’s oversight of Sub-Advisers, including monitoring of Sub-Advisers, allocation of Fund assets to Sub-Advisers, and the due diligence process for selection and retaining Sub-Advisers.
With respect to the sub-advisory services provided by each Sub-Adviser, the Board noted the responsibilities that each Sub-Adviser has with respect to the portion of the respective Fund’s assets allocated to the Sub-Adviser by the Adviser (Sub-Advised Portion), including, among others, security selection for the Sub-Advised Portion consistent with agreed upon investment guidelines. The information the Board reviewed and considered included, among other things, general information on the ownership structure, history, management, affiliations, financial condition and viability, and insurance coverage of each Sub-Adviser; each Sub-Adviser’s professional staff, including the experience and responsibilities of the investment team; information on how portfolio transactions are effected; each Sub-Adviser’s risk management controls; and each Sub-Adviser’s compliance programs. The Board also considered the Adviser’s rationale for recommending the continuation of each Sub-Adviser’s Sub-Advisory Agreement.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the respective Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over the one-, three- and five-year periods and since inception ended June 30, 2023. The Board noted that while each Fund incepted on December 29, 2017, each Fund was not invested in accordance with the Fund’s investment strategies until May 16, 2018. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund based on criteria determined by the Adviser, including a Fund’s mandate/strategy and the institutional client base of the Fund (each an Adviser Performance Peer Group). Based on this criteria, Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, provided the Adviser with the relevant data comparing each Fund’s performance to that of its respective Adviser Performance Peer Group. The Board also reviewed and considered the performance returns for each Fund in comparison to a broad-based performance index (each a Performance Index). The Board further reviewed and considered Fund and Sub-Adviser performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year, including at the Meeting. A summary of the Funds’ performance results is below.
PFM Multi-Manager Domestic Equity Fund — The Adviser Performance Peer Group for the Fund was the Lipper Domestic Multi-Cap Core Funds (Institutional Class Shares) and the Performance Index for the Fund was the Russell 3000 Total Return Index. The Board noted that the Fund’s performance returns (net of fees) for the five-year period and since inception were above the medians of its Adviser Performance Peer Group, but for the one- and three-years periods were below the medians of its Adviser Performance Peer Group. The Board also noted that the Fund’s performance returns (net of fees) for the one-, three- and five-year periods and since inception were below the returns of its Performance Index. The Board discussed this performance with management and management explained that the Fund’s below median performance for the one-year period was due, in part, to the Fund’s overweight position in small- and mid-cap stocks, which were adversely impacted by issues in the banking sector. Management then discussed with the Board the actions taken in an effort to improve the performance of the Fund, including steps to
96   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

reduce the Fund’s overweight position in small- and mid-cap stocks. The Board concluded that the Fund’s Agreements should be continued for a one-year period, while management’s efforts continue to be closely monitored.
PFM Multi-Manager International Equity Fund — The Adviser Performance Peer Group for the Fund was the Lipper International Multi-Cap Core Funds (Institutional Class Shares) and the Performance Index for the Fund was the MSCI All-Country World ex U.S. Index. The Board noted that the Fund’s performance returns (net of fees) for the one-, three- and five-year periods and since inception were below the medians of its Adviser Performance Peer Group and below the returns of its Performance Index. The Board discussed this performance with management and management explained the impact certain Sub-Advisers had on Fund performance, noting that international equity securities continued to trade at a discount. Management then discussed with the Board the actions taken in an effort to improve the performance of the Fund, including changes in Sub-Adviser asset allocations. The Board concluded that the Fund’s Agreements should be continued for a one-year period, while management’s efforts continue to be closely monitored.
PFM Multi-Manager Fixed Income Fund — The Adviser Performance Peer Group for the Fund was the Lipper Core Plus Bond Funds (Institutional Class Shares) and the Performance Index for the Fund was the Bloomberg Barclays U.S. Aggregate Total Return Index. The Board noted that the Fund’s performance returns (net of fees) for the one- and three-year periods and since inception were above the medians of its respective Adviser Performance Peer Group, but for the five-year period was below the median of its Adviser Performance Peer Group. The Board also noted that the Fund’s performance returns (net of fees) for the one-, three- and five-year periods and since inception were above the returns of its Performance Index. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund (Expense Group) selected by Broadridge. Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The actual total expense ratio, for comparative consistency, was shown for (i) Institutional Class for the PFM Multi-Manager Domestic Equity Fund and Class A, Class I, Class Y-3 and Institutional Class for each other Fund in the Fund’s Expense Group; (ii) Class I for the PFM Multi-Manager Fixed-Income Fund and Class I, Class P and Institutional Class for each other Fund in the Fund’s Expense Group; and (iii) Class I for the PFM Multi-Manager International Equity Fund and Class I, Class Y, Class Z and Institutional Class for each other Fund in the Fund’s Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Board received confirmation that the sub-advisory fees are paid by the Adviser to each Sub-Adviser and are not additional fees borne by a respective Fund. The Board also noted that the sub-advisory fees paid by the Adviser to each Sub-Adviser are the product of arm’s-length negotiations between the Adviser and each Sub-Adviser. In addition, the Board considered the allocation of the investment management fee charged to the respective Fund between the Adviser and each Sub-Adviser in light of the nature, extent and quality of the investment management services provided by the Adviser and each Sub-Adviser.
The Expense Group for the PFM Multi-Manager Domestic Equity Fund included the Fund, six other multi-cap core funds, and one multi-cap growth fund. The Expense Group for the PFM Multi-Manager International Equity Fund included the Fund, eight other international multi-cap core funds, and one multi-cap growth fund. The Expense Group for the PFM Multi-Manager Fixed-Income Fund included the Fund, five other core plus bond funds, one multi-sector income fund, and six core bond funds. The Board noted that the Management Rate for each of the PFM Multi-Manager Domestic Equity Fund and the PFM Multi-Manager International Equity Fund was below the median of each Fund’s respective Expense Group, and the Management Rate for the PFM Multi-Manager Fixed-Income Fund was equal to the median of its Expense Group. The Board further noted that the actual total expense ratio for each of the PFM Multi-Manager Domestic Equity Fund and the PFM Multi-Manager International Equity Fund was below the median of each Fund’s respective Expense Group, but the total expense ratio for the PFM Multi-Manager Fixed Income Fund was
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approximately four basis points above the median of its Expense Group. The Board noted that each applicable Sub-Adviser was paid by the Adviser out of the management fee the Adviser received from a respective Fund. After consideration of the above, the Board concluded that the Management Rate charged to each Fund and the sub-advisory fees paid to each Sub-Adviser are reasonable.
Profitability and Fall-Out Benefits
The Board reviewed and considered information regarding the profits realized by the Adviser and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Adviser that addresses the profitability of the Adviser and its affiliates in providing investment management and other services to each Fund during the 12-month period ended June 30, 2023.
The Board noted management’s report on the methodologies and estimates used in calculating Fund profitability, including a description of the methodology used to allocate certain expenses. The Board further noted management’s belief that based on the growth and evolution of the Funds, overall net losses for each Fund have been decreasing in each of the prior four years with a modest net profit noted for the PFM Multi-Manager Fixed-Income Fund for the twelve month period ended June 30, 2023. In addition, the Board noted that, while the costs attributed to the Adviser and its affiliates to service the Funds exceeded the total Trust net revenues earned by the Adviser after factoring in fee waivers and expense reimbursements, management remains committed to growing its mutual fund business and continues to invest in personnel and technology to support and enhance the business and, in particular, the service to the Trust.
The Board also considered the extent to which the Adviser, each Sub-Adviser, and their affiliates might derive ancillary benefits from Fund operations, including revenues generated from services provided by affiliated service providers, growth to the Adviser’s overall outsourced chief investment officer business, among others. The Board noted the relationship with sponsors of “wrap fee” programs and investment advisory programs for which the Funds are an investment option. Based upon its consideration of all these factors, the Board concluded that the assets of each of the PFM Multi-Manager Domestic Equity Fund and the PFM Multi-Manager International Equity Fund will need to grow before the Adviser achieves positive profit margins from its management of these Funds and that the level of profits realized by the Adviser and its affiliates from providing services to the PFM Multi-Manager Fixed-Income Fund was not excessive in view of the nature, extent and quality of services provided to the Fund. The Board did not consider profitability with respect to each Sub-Adviser, as the sub-advisory fees paid to each Sub-Adviser had been negotiated by the Adviser on an arm’s-length basis.
Economies of Scale
The Board reviewed and considered the extent to which the Adviser and each Sub-Adviser may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board noted that each Fund began to invest in accordance with its investment strategies on May 16, 2018 and that, as of the twelve month period ended June 30, 2023, management represented that only the PFM Multi-Manager Fixed-Income Fund had a net profit, albeit modest. The Board recognized that there would not likely be any further economies of scale until each Fund’s assets grow.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Agreement for an additional one-year period.
98   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Trustee and Officer Information (unaudited)

The Trust’s Board has overall responsibility for overseeing the Funds’ management and operations. The Board governs the Funds and is responsible for protecting the interests of shareholders. The Chair of the Board is not considered an “interested person” of the Trust (an Independent Trustee), as that term is defined in the 1940 Act. The Trustees are experienced individuals who meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds, oversee management of the risks associated with such activities and contractual arrangements, and review the Funds’ performance.
Any vacancy on the Board may be filled by the remaining Trustees of the Board, except to the extent the 1940 Act requires the election of Trustees by the shareholders. There are four Trustees on the Board, a majority of whom are Independent Trustees. To the extent permitted by the 1940 Act and other applicable law, the Board may delegate any of its rights, powers and authority to any person, including without limitation, the officers of the Funds, the Investment Adviser or any committee of the Board. Trustees will not contribute to the capital of the Fund in their capacity as Trustees, but may purchase shares, subject to the eligibility requirements described in the Prospectus.
The Board appoints officers who are responsible for the Trust’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board. The following table provides information with respect to each Trustee, including the Independent Trustees.
Name, Address, and Year of Birth	Position(s) held with Trust	Term of Office* and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Bruce Aronow 213 Market Street Harrisburg, PA 17101 Year of birth: 1965	Trustee and Chair of the Board and Chair of the Audit Committee	Since November 2017	Chief Executive Officer, eLocalUSA LLC (advertising) (2008 – Present)	3	Trustee, Copeland Trust (2010 – Present).
Robert Bernstein 213 Market Street Harrisburg, PA 17101 Year of birth: 1954	Trustee	Since November 2017	Co-Founder, Senior Managing Director, Chief Investment Strategist, Envestnet Retirement Solutions (financial technology) (2009 – Present) Managing Member, PRISM Global Advisors, LLC (personal family office and financial advisory firm) (2003 – Present)	3	Board Member, Fay Financial, Inc. (mortgage servicer) (2012 – Present); Board Chairman and Treasurer, Guitars Over Guns Organization (nonprofit).
Carmen A. Heredia-Lopez 213 Market Street Harrisburg, PA 17101 Year of birth: 1970	Trustee and Chair of the Nominating and Governance Committee	Since November 2017	Chief Investment Officer of Illinois Student Assistance Commission (2018 – Present)	3	Trustee, Catholic United Investment Trust (2015 – Present); Board Member, Julia Center (2021 – present); and Board Member, LEAP Together (2021 – present).
INTERESTED TRUSTEE
John Spagnola1 1735 Market Street, 43rd Floor Philadelphia, PA 19103 Year of birth: 1957	Trustee	Since November 2017	Managing Director, PFM Asset Management LLC (2002 – Present)	3	Board Member, St. Rose of Lima Elementary School (2009 – Present); Director, Magee Rehabilitation Hospital (2008 – Present); and Board Member, Greater Philadelphia Chamber of Commerce Advisory Board (2004 – Present).

*
Each Trustee shall hold office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or, if

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Trustee and Officer Information (unaudited)

sooner than any of such events, until the next meeting of Shareholders called for the purpose of electing Trustees or consent of Shareholders in lieu thereof for the election of Trustees, and until the election and qualification of his or her successor.
(1)
Mr. Spagnola is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because Mr. Spagnola is a Managing Director of PFM Asset Management LLC, the Investment Adviser.

The following lists the principal officers of the Trust, as well as their mailing addresses and year of birth, positions with the Trust and length of time served, and present and principal occupations:
Name, Address, and Year of Birth	Position(s) held with Trust	Term of Office* and Length of Time Served	Principal Occupation During Past Five Years
Valentine James Link, Jr. PFM Asset Management LLC 1735 Market Street, 43rd Floor Philadelphia, PA 19103 Year of birth: 1962	President	President since November 2023; Vice President, May 2019 – November 2023	Managing Director, PFM Asset Management LLC (2006 – present).
Marc Ammaturo PFM Asset Management LLC 1735 Market Street, 43rd Floor Philadelphia, PA 19103 Year of birth: 1973	Vice President	Vice President since November 2023; Secretary, November 2019 – November 2023; Assistant Treasurer, March 2019 – November 2023	Managing Director, PFM Asset Management LLC (2005 – present).
Daniel Hess PFM Asset Management LLC 213 Market Street Harrisburg, PA, 17101 Year of birth: 1974	Treasurer	Since January 2019	Managing Director, PFM Asset Management LLC (2001 – present).
Patrick Carmody PFM Asset Management LLC 213 Market Street Harrisburg, PA 17101 Year of birth: 1989	Assistant Treasurer	Since November 2023	Senior Mutual Fund Administrator, PFM Asset Management LLC (2018 – present).
Kathryn Narla PFM Asset Management LLC 1735 Market Street, 43rd Floor Philadelphia, PA 19103 Year of birth: 1992	Secretary	Since November 2023	Senior Corporate Counsel, PFM Asset Management LLC (2022 – present); Litigation Associate, Morgan, Lewis & Bockius LLP (2017 – 2022).
Leo Karwejna PFM Asset Management LLC 213 Market Street Harrisburg, PA 17101 Year of birth: 1976	Chief Compliance Officer	Since November 2017	Managing Director, PFM Asset Management LLC (2011 – present).

*
The officers of the Trust each serve at the pleasure of the Board.

100   PFM Multi-Manager Series Trust Annual Report | September 30, 2023

Investment Adviser
PFM Asset Management LLC
213 Market Street
Harrisburg, Pennsylvania 17101
Distributor
PFM Fund Distributors, Inc.
213 Market Street
Harrisburg, Pennsylvania 17101
Custodian
U.S. Bank, National Association
425 Walnut Street
Cincinnati, Ohio 45202
Administrator & Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm
Ernst & Young LLP
2005 Market Street, Suite 700
Philadelphia, Pennsylvania 19103
Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
PFM Multi-Manager Series Trust
213 Market Street
Harrisburg, Pennsylvania 17101
1.833.736.6678

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	As of the end of the period covered by this report, PFM Multi-Manager Series Trust (the “Registrant”), has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”).

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the Code of Ethics description in paragraph (b) of Item 2 of Form N-CSR.

(d)	The Registrant has not, during the period covered by this report, granted any waivers, including an implicit waiver, from a provision of the Code of Ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item’s instructions.

(e)	Not applicable.

(f)	The Code of Ethics is attached hereto as Exhibit 13(a)(1).

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant (the “Board”) has determined that the Registrant has three “audit committee financial experts,” as that term is defined under Item 3(b) and 3(c) of Form N-CSR, serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Bruce Aronow, Robert Bernstein, and Carmen Heredia-Lopez, who are “independent” trustees of the Registrant, as that term is defined under Item 3(a)(2) of Form N-CSR. The designation of Messrs. Aronow and Bernstein and Ms. Heredia-Lopez as “audit committee financial experts” pursuant to Item 3 of Form N-CSR does not (i) impose upon them any duties, obligations, or liabilities that are greater than the duties, obligations and liabilities imposed upon them as a member of the Registrant’s audit committee or Board in the absence of such designation; or (ii) affect the duties, obligations or liabilities of any other member of the Registrant’s audit committee or Board.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by Ernst & Young LLP (“EY”), the Registrant’s principal accountant, for the audit of the Registrant's annual financial statements or services that are normally provided by EY in connection with the Registrant’s statutory and regulatory filings or engagements were $199,500 for the fiscal year ended September 30, 2023 and $190,000 for the fiscal year ended September 30, 2022.

Audit-Related Fees

(b)	The aggregate fees billed for each of the last two fiscal years for assurance and related services by EY that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2023 and $0 for the fiscal year ended September 30, 2022.

Tax Fees

(c)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by EY to the Registrant for tax compliance, tax advice, tax planning and tax return preparation were $89,080 for the for the fiscal year ended September 30, 2023 and $100,375 for the fiscal year ended September 30, 2022.

All Other Fees

(d)	The aggregate fees billed for each of the last two fiscal years for products and services provided by EY, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended September 30, 2023 and $0 for the fiscal year ended September 30, 2022.

(e)(1)	The Registrant’s audit committee has adopted Pre-Approval Policies and Procedures that require the audit committee to pre-approve all audit and non-audit services of the Registrant, including non-audit services provided to the Registrant’s investment adviser(s) and to any affiliate of the investment adviser(s) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2)	The Registrant’s Audit committee has approved 100% of services described in each of Items 4(b) through (d) pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years were $89,080 for the fiscal year ended September 30, 2023 and $100,375 for the fiscal year ended September 30, 2022.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2, is attached hereto.

(a)(2)	Certifications of the principal executive officer and principal financial and accounting officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial and accounting officer of the Registrant, as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	PFM Multi-Manager Series Trust

By:	/s/ Valentine James Link, Jr.
Valentine James Link, Jr.
President (Principal Executive Officer)

Date:	December 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Valentine James Link, Jr.
Valentine James Link, Jr.
President (Principal Executive Officer)

Date:	December 7, 2023

By:	/s/ Daniel Hess
Daniel Hess
Treasurer (Principal Financial Officer)

Date:	December 7, 2023